UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08073

STATE FARM VARIABLE PRODUCT TRUST

(Exact name of registrant as specified in charter)

Three State Farm Plaza Bloomington, IL	61710-0001
(Address of principal executive offices)	(Zip code)

Paul J. Smith One State Farm Plaza Bloomington, Illinois 61710-0001	Alan Goldberg
K&L Gates LLP
Three First National Plaza
70 West Madison St., Suite 3100
Chicago, Illinois 60602

(Names and addresses of agents for service)

Registrant’s telephone number, including area code: 1-888-702-2307

Date of fiscal year end: 12/31/2014

Date of reporting period: 03/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (98.86%)
Consumer Discretionary (15.90%)
Advance Auto Parts Inc.	4,765	$602,772
AMC Networks Inc. Class A (a)	7,100	518,939
Best Buy Co. Inc.	7,900	208,639
Chipotle Mexican Grill Inc. (a)	500	284,025
Comcast Corp. Class A	17,400	870,348
Delphi Automotive PLC	6,700	454,662
DIRECTV (a)	3,900	298,038
Ford Motor Co.	17,900	279,240
Fossil Group Inc. (a)	2,100	244,881
GAP Inc., The	5,900	236,354
Garmin Ltd.	5,900	326,034
Goodyear Tire & Rubber Co., The	23,900	624,507
Hanesbrands Inc.	4,500	344,160
Home Depot Inc., The	4,300	340,259
Lear Corp.	3,500	293,020
Macy’s Inc.	5,400	320,166
PetSmart Inc.	1,500	103,335
Polaris Industries Inc.	2,400	335,304
Starbucks Corp.	3,400	249,492
Target Corp.	12,200	738,222
Time Warner Inc.	7,700	503,041
Twenty-First Century Fox Inc. Class A	9,300	297,321
Viacom Inc. Class B	6,200	526,938

		8,999,697

Consumer Staples (7.82%)
Colgate-Palmolive Co.	11,800	765,466
Costco Wholesale Corp.	2,500	279,200
General Mills Inc.	12,400	642,568
Herbalife Ltd.	3,900	223,353
Hershey Co., The	2,800	292,320
Kroger Co., The	6,500	283,725
McCormick & Company Inc.	7,300	523,702
Nu Skin Enterprises Inc. Class A	2,300	190,555
PepsiCo Inc.	9,500	793,250
Safeway Inc.	11,700	432,198

		4,426,337

Energy (5.78%)
Chevron Corp.	4,200	499,422
ConocoPhillips	2,800	196,980
EOG Resources Inc.	3,200	627,744
EQT Corp.	2,900	281,213
Exxon Mobil Corp.	5,700	556,776
Marathon Petroleum Corp.	3,300	287,232
Noble Energy Inc.	4,100	291,264
Occidental Petroleum Corp.	5,600	533,624

		3,274,255

Financials (12.73%)
American International Group Inc.	10,700	535,107
American Tower Corp.	2,700	221,049
Arch Capital Group Ltd. (a)	4,900	281,946
Bank of America Corp.	47,300	813,560
Capital One Financial Corp.	11,700	902,772

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
CIT Group Inc.	9,600	$470,592
Discover Financial Services	7,000	407,330
Hartford Financial Services Group Inc., The	15,300	539,631
Invesco Ltd.	2,100	77,700
JPMorgan Chase & Co.	12,900	783,159
McGraw Hill Financial Inc.	3,900	297,570
MetLife Inc.	9,800	517,440
Prudential Financial Inc.	2,900	245,485
Wells Fargo & Co.	22,300	1,109,202

		7,202,543

Health Care (12.02%)
Abbott Laboratories	13,500	519,885
Actavis PLC (a)	1,500	308,775
Becton, Dickinson and Co.	4,700	550,276
Cigna Corp.	4,900	410,277
Cooper Companies Inc., The	2,200	302,192
Covidien PLC	7,400	545,084
Eli Lilly and Co.	5,500	323,730
Express Scripts Holding Co. (a)	7,400	555,666
GlaxoSmithKline PLC Sponsored ADR	10,100	539,643
HCA Holdings Inc. (a)	8,100	425,250
Illumina Inc. (a)	2,900	431,114
Johnson & Johnson	11,000	1,080,530
Regeneron Pharmaceuticals Inc. (a)	1,800	540,504
Waters Corp. (a)	2,500	271,025

		6,803,951

Industrials (15.99%)
Boeing Co., The	2,500	313,725
Cintas Corp.	5,100	304,011
Danaher Corp.	3,800	285,000
Delta Air Lines Inc.	14,700	509,355
Equifax Inc.	5,300	360,559
FedEx Corp.	2,800	371,168
General Dynamics Corp.	5,100	555,492
General Electric Co.	19,000	491,910
Honeywell International Inc.	9,200	853,392
Lockheed Martin Corp.	1,900	310,156
MSC Industrial Direct Co. Inc. Class A	5,900	510,468
Northrop Grumman Corp.	2,500	308,450
Snap-on Inc.	2,700	306,396
Southwest Airlines Co.	16,100	380,121
Union Pacific Corp.	5,100	957,066
United Continental Holdings Inc. (a)	13,100	584,653
United Rentals Inc. (a)	3,700	351,278
United Technologies Corp.	5,000	584,200
W.W. Grainger Inc.	900	227,394
WESCO International Inc. (a)	5,800	482,676

		9,047,470

Information Technology (19.75%)
Accenture PLC Class A	6,500	518,180
Alliance Data Systems Corp. (a)	2,300	626,635

See accompanying notes to schedules of investments.	1

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Amdocs Ltd.	17,900	$831,634
Amphenol Corp. Class A	2,900	265,785
Apple Inc.	2,400	1,288,176
Automatic Data Processing Inc.	3,500	270,410
Cognizant Technology Solutions Corp. Class A (a)	6,200	313,782
Electronic Arts Inc. (a)	10,600	307,506
Fiserv Inc. (a)	5,200	294,788
Gartner Inc. (a)	4,300	298,592
Google Inc. Class A (a)	250	278,628
Hewlett-Packard Co.	9,900	320,364
IAC/InterActiveCorp	4,700	335,533
International Business Machines Corp.	1,900	365,731
Intuit Inc.	4,500	349,785
LinkedIn Corp. Class A (a)	1,700	314,398
MasterCard Inc. Class A	4,000	298,800
Microsoft Corp.	9,300	381,207
NetSuite Inc. (a)	2,600	246,558
Oracle Corp.	7,300	298,643
Paychex Inc.	6,900	293,940
QUALCOMM Inc.	7,400	583,564
Rackspace Hosting Inc. (a)	3,300	108,306
Seagate Technology PLC	7,800	438,048
Skyworks Solutions Inc. (a)	18,900	709,128
Visa Inc. Class A	1,400	302,204
Western Digital Corp.	3,200	293,824
Western Union Co.	14,900	243,764

		11,177,913

Materials (5.15%)
CF Industries Holdings Inc.	1,000	260,640
Dow Chemical Co., The	6,100	296,399
LyondellBasell Industries NV Class A	3,800	337,972
Praxair Inc.	2,400	314,328
Rock-Tenn Co. Class A	7,800	823,446
Sealed Air Corp.	8,800	289,256
Sherwin-Williams Co., The	3,000	591,390

		2,913,431

Telecommunication Services (2.11%)
AT&T Inc.	15,700	550,599
Level 3 Communications Inc. (a)	9,100	356,174
Verizon Communications Inc.	6,000	285,420

		1,192,193

Utilities (1.61%)
Exelon Corp.	10,300	345,668
NextEra Energy Inc.	5,900	564,158

		909,826

Total Common Stocks
(cost $43,651,404)		55,947,616

	Shares	Value
Short-term Investments (1.27%)
JPMorgan U.S. Government Money Market Fund	717,576	$717,576

Total Short-term Investments
(cost $ 717,576)		717,576

TOTAL INVESTMENTS (100.13%)
(cost $ 44,368,980)		56,665,192
LIABILITIES, NET OF OTHER ASSETS (-0.13%)		(71,724)

NET ASSETS (100.00%)		$56,593,468

(a)	Non-income producing security.

ADR - American Depositary Receipt

2	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (98.84%)
Consumer Discretionary (13.43%)
AMC Networks Inc. Class A (a)	2,420	$176,878
BorgWarner Inc.	8,640	531,101
Brown Shoe Company Inc.	14,300	379,522
Brunswick Corp.	3,190	144,475
Cumulus Media Inc. Class A (a)	54,100	373,831
Discovery Communications Inc. Class A (a)	3,850	318,395
Foot Locker Inc.	7,490	351,880
Harman International Industries Inc.	5,270	560,728
hhgregg Inc. (a)	17,100	164,331
HomeAway Inc. (a)	7,420	279,511
Johnson Controls Inc.	6,420	303,794
Lennar Corp. Class A	8,830	349,845
Lions Gate Entertainment Corp.	9,640	257,677
Live Nation Entertainment Inc. (a)	9,130	198,578
LKQ Corp. (a)	12,790	337,016
Marriott International Inc. Class A	4,240	237,525
Men’s Wearhouse Inc., The	8,700	426,126
Mohawk Industries Inc. (a)	4,010	545,280
Norwegian Cruise Line Holdings Ltd. (a)	5,530	178,453
PVH Corp.	1,990	248,292
Ralph Lauren Corp.	1,830	294,502
Red Robin Gourmet Burgers Inc. (a)	4,000	286,720
Ryland Group Inc., The	8,000	319,440
Stein Mart Inc.	18,800	263,388
Tractor Supply Co.	2,660	187,876
TripAdvisor Inc. (a)	2,700	244,593
Urban Outfitters Inc. (a)	3,900	142,233
Wynn Resorts Ltd.	1,210	268,802

		8,370,792

Consumer Staples (5.29%)
Andersons Inc., The	7,050	417,643
Chiquita Brands International Inc. (a)	24,400	303,780
Church & Dwight Co. Inc.	4,190	289,403
Fresh Del Monte Produce Inc.	8,800	242,616
Hain Celestial Group Inc., The (a)	1,990	182,025
Harbinger Group Inc. (a)	28,800	352,224
Monster Beverage Corp. (a)	4,420	306,969
Nu Skin Enterprises Inc. Class A	2,660	220,381
Pantry Inc., The (a)	14,100	216,294
Spartan Stores Inc.	12,100	280,841
Tyson Foods Inc. Class A	5,520	242,935
Weis Markets Inc.	5,000	246,250

		3,301,361

Energy (9.56%)
Alon USA Energy Inc.	20,100	300,294
Cloud Peak Energy Inc. (a)	12,100	255,794
Devon Energy Corp.	6,240	417,643
Dril-Quip Inc. (a)	2,420	271,282
Energy XXI (Bermuda) Ltd.	12,400	292,268
Green Plains Renewable Energy Inc.	19,200	575,232
Marathon Petroleum Corp.	1,940	168,858
Matrix Service Co. (a)	9,600	324,288

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Oasis Petroleum Inc. (a)	12,510	$522,042
Oceaneering International Inc.	2,060	148,032
Pioneer Energy Services Corp. (a)	36,400	471,380
Quicksilver Resources Inc. (a)	120,400	316,652
Renewable Energy Group Inc. (a)	30,600	366,588
SM Energy Co.	8,260	588,855
Stone Energy Corp. (a)	11,400	478,458
Superior Energy Services Inc.	4,950	152,262
W&T Offshore Inc.	18,100	313,311

		5,963,239

Financials (25.54%)
Affiliated Managers Group Inc. (a)	2,130	426,107
BankUnited Inc.	4,340	150,902
Berkshire Hills Bancorp Inc.	11,500	297,620
Calamos Asset Management Inc. Class A	21,300	275,409
Capitol Federal Financial Inc.	25,400	318,770
Cash America International Inc.	7,700	298,144
Cathay General Bancorp	13,100	329,989
CNO Financial Group Inc.	20,500	371,050
Community Bank System Inc.	9,300	362,886
Corporate Office Properties Trust	4,810	128,138
DCT Industrial Trust Inc.	35,000	275,800
Discover Financial Services	8,010	466,102
East West Bancorp Inc.	5,680	207,320
EverBank Financial Corp.	19,100	376,843
FBL Financial Group Inc. Class A	7,400	320,568
First American Financial Corp.	11,300	300,015
First Interstate BancSystem Inc.	9,400	265,268
FirstMerit Corp.	9,140	190,386
Flagstar Bancorp Inc. (a)	18,500	411,070
Home Loan Servicing Solutions Ltd.	15,500	334,800
Horace Mann Educators Corp.	10,600	307,400
IntercontinentalExchange Group Inc.	1,490	294,767
International Bancshares Corp.	12,000	300,960
Invesco Ltd.	5,580	206,460
Jones Lang LaSalle Inc.	2,970	351,945
Lazard Ltd. Class A	9,050	426,164
Maiden Holdings Ltd.	28,700	358,176
Nelnet Inc. Class A	7,600	310,840
Northwest Bancshares Inc.	23,300	340,180
Ocwen Financial Corp. (a)	7,790	305,212
OFG Bancorp	15,400	264,726
OneBeacon Insurance Group Ltd. Class A	20,200	312,292
PHH Corp. (a)	13,200	341,088
Pinnacle Financial Partners Inc.	9,400	352,406
Platinum Underwriters Holdings Ltd.	5,600	336,560
PrivateBancorp Inc.	7,660	233,707
Protective Life Corp.	5,700	299,763
Raymond James Financial Inc.	9,190	513,997
RLI Corp.	6,000	265,440
Rockville Financial Inc.	9,000	122,310
Signature Bank (a)	3,510	440,821
Susquehanna Bancshares Inc.	21,600	246,024

See accompanying notes to schedules of investments.	3

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
SVB Financial Group (a)	1,380	$177,716
Symetra Financial Corp.	16,200	321,084
Trustmark Corp.	10,700	271,245
UMB Financial Corp.	4,900	317,030
United Bankshares Inc.	10,400	318,448
United Community Banks Inc. (a)	19,100	370,731
Webster Financial Corp.	10,000	310,600
Westamerica Bancorporation	5,800	313,664
Whitestone REIT	9,200	132,848
Wintrust Financial Corp.	7,200	350,352

		15,922,143

Health Care (10.18%)
Actavis PLC (a)	1,450	298,482
Addus HomeCare Corp. (a)	12,400	285,820
Albany Molecular Research Inc. (a)	26,900	500,071
Alkermes PLC (a)	4,800	211,632
Alliance HealthCare Services Inc. (a)	10,600	355,418
AMN Healthcare Services Inc. (a)	23,400	321,516
Cooper Companies Inc., The	2,790	383,234
Covance Inc. (a)	2,060	214,034
Illumina Inc. (a)	1,510	224,477
Incyte Corp. (a)	3,110	166,447
Jazz Pharmaceuticals PLC (a)	1,670	231,596
Kindred Healthcare Inc.	24,500	573,790
Medivation Inc. (a)	3,610	232,376
PDL BioPharma Inc.	30,900	256,779
Perrigo Co. PLC	3,700	572,242
Salix Pharmaceuticals Ltd. (a)	3,150	326,372
Seattle Genetics Inc. (a)	4,540	206,842
Select Medical Holdings Corp.	33,900	422,055
Shire PLC ADR	2,110	313,398
Triple-S Management Corp. Class B (a)	5,300	85,542
Zoetis Inc.	5,790	167,563

		6,349,686

Industrials (13.53%)
AAR Corp.	12,200	316,592
Acco Brands Corp. (a)	48,900	301,224
Air Lease Corp.	3,790	141,329
AMERCO	2,300	533,876
ARC Document Solutions Inc. (a)	40,700	302,808
B/E Aerospace Inc. (a)	7,960	690,848
Engility Holdings Inc. (a)	8,100	364,905
Fortune Brands Home & Security Inc.	13,900	584,912
Hawaiian Holdings Inc. (a)	38,100	531,876
Hexcel Corp. (a)	8,210	357,463
ITT Corp.	4,060	173,606
Jacobs Engineering Group Inc. (a)	4,390	278,765
Kirby Corp. (a)	2,920	295,650
Manitowoc Company Inc., The	12,650	397,842
MasTec Inc. (a)	3,330	144,655
Pacer International Inc. (a)	16,200	145,152
Quanta Services Inc. (a)	15,110	557,559
Republic Airways Holdings Inc. (a)	33,100	302,534

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Rockwell Automation Inc.	2,420	$301,411
Southwest Airlines Co.	17,050	402,550
Titan International Inc.	18,500	351,315
United Rentals Inc. (a)	7,730	733,886
WABCO Holdings Inc. (a)	2,150	226,954

		8,437,712

Information Technology (14.57%)
Amkor Technology Inc. (a)	53,500	367,012
Amphenol Corp. Class A	2,780	254,787
Avago Technologies Ltd.	6,230	401,274
Cadence Design Systems Inc. (a)	14,960	232,478
Concur Technologies Inc. (a)	2,150	213,000
EarthLink Holdings Corp.	45,200	163,172
FleetCor Technologies Inc. (a)	2,330	268,183
Fortinet Inc. (a)	7,360	162,141
Gartner Inc. (a)	2,490	172,906
Insight Enterprises Inc. (a)	14,700	369,117
LinkedIn Corp. Class A (a)	1,910	353,235
Mentor Graphics Corp.	13,900	306,078
Microchip Technology Inc.	5,740	274,142
NXP Semiconductors NV (a)	11,880	698,663
Pandora Media Inc. (a)	7,260	220,123
PC Connection Inc.	8,400	170,688
Plexus Corp. (a)	9,900	396,693
Sanmina Corp. (a)	20,400	355,980
ScanSource Inc. (a)	8,300	338,391
ServiceNow Inc. (a)	1,960	117,443
ShoreTel Inc. (a)	38,700	332,820
Sykes Enterprises Inc. (a)	16,400	325,868
Synaptics Inc. (a)	3,050	183,061
Take-Two Interactive Software Inc. (a)	15,400	337,722
Trimble Navigation Ltd. (a)	10,630	413,188
TTM Technologies Inc. (a)	37,800	319,410
Ultimate Software Group Inc., The (a)	2,190	300,030
Ultra Clean Holdings Inc. (a)	23,600	310,340
Unisys Corp. (a)	14,100	429,486
Vantiv Inc. Class A (a)	5,640	170,441
Yelp Inc. (a)	1,610	123,857

		9,081,729

Materials (4.44%)
AK Steel Holding Corp. (a)	40,200	290,244
Clearwater Paper Corp. (a)	5,100	319,617
Cytec Industries Inc.	1,500	146,415
Eagle Materials Inc.	4,080	361,733
Ecolab Inc.	2,140	231,099
Kaiser Aluminum Corp.	4,100	292,822
Methanex Corp.	2,030	129,798
Packaging Corporation of America	5,290	372,257
Sensient Technologies Corp.	7,000	394,870
Tredegar Corp.	9,900	227,799

		2,766,654

4	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL/MID CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (0.46%)
Cincinnati Bell Inc. (a)	82,100	$284,066

Utilities (1.84%)
ALLETE Inc.	2,820	147,824
American Water Works Company Inc.	8,910	404,514
Avista Corp.	11,000	337,150
Black Hills Corp.	4,500	259,425

		1,148,913

Total Common Stocks
(cost $52,639,101)		61,626,295

Short-term Investments (2.04%)
JPMorgan U.S. Government Money Market Fund	1,274,313	1,274,313

Total Short-term Investments
(cost $1,274,313)		1,274,313

TOTAL INVESTMENTS (100.88%)
(cost $53,913,414)		62,900,608
LIABILITIES, NET OF OTHER ASSETS (-0.88%)		(548,320)

NET ASSETS (100.00%)		$62,352,288

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	5

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (95.30%)
Austria (0.58%)
Erste Group Bank AG	7,958	$271,891

Belgium (1.17%)
Anheuser-Busch InBev NV	5,191	544,220

Canada (5.09%)
Barrick Gold Corp.	5,347	95,337
Canadian Pacific Railway Ltd.	6,575	985,209
Dollarama Inc.	6,670	508,139
Imax Corp. (a)	9,560	261,275
Novadaq Technologies Inc. (a)	17,365	386,892
Potash Corporation of Saskatchewan Inc.	3,710	134,376

		2,371,228

China (1.22%)
Baidu Inc. Sponsored ADR (a)	3,174	483,654
Qunar Cayman Islands Ltd. ADR (a)	2,824	86,386

		570,040

Denmark (2.19%)
Novo Nordisk A/S Class B	22,405	1,020,335

France (12.03%)
Accor SA	4,245	217,345
Air Liquide SA	1,134	153,601
AXA SA	25,017	650,176
Compagnie de Saint-Gobain	4,851	293,049
Danone	4,557	322,247
Essilor International SA	2,563	258,464
JC Decaux SA	6,016	263,515
Legrand SA	4,389	272,667
L’Oreal SA	1,988	327,830
LVMH Moet Hennessy Louis Vuitton SA	838	152,332
Pernod Ricard SA	3,699	430,606
Safran SA	9,826	680,765
Schneider Electric SA (Paris)	7,637	677,033
Unibail-Rodamco SE	1,271	330,062
Zodiac Aerospace	16,242	573,939

		5,603,631

Germany (8.30%)
Adidas AG	6,533	706,874
Allianz SE Reg.	2,721	459,951
Bayerische Motoren Werke (BMW) AG	4,126	520,785
Daimler AG Registered Shares	3,609	341,025
Fresenius Medical Care AG & Co. KGaA	2,190	152,814
Fresenius SE & Co. KGaA	1,332	208,459
Linde AG	2,296	459,280
SAP AG	7,130	577,178
Wirecard AG	10,583	439,140

		3,865,506

	Shares	Value
Common Stocks (Cont.)
Hong Kong (3.81%)
AIA Group Ltd.	97,000	$460,208
Anton Oilfield Services Group	354,000	225,001
Cheung Kong Holdings Ltd.	20,000	331,335
Hang Lung Properties Ltd.	25,000	71,714
Sands China Ltd.	92,400	689,143

		1,777,401

India (0.99%)
Tata Motors Ltd. Sponsored ADR	13,044	461,888

Ireland (0.52%)
Covidien PLC	3,289	242,268

Italy (2.31%)
Azimut Holding SpA	4,963	177,085
Intesa Sanpaolo	102,572	347,618
Luxottica Group SpA	6,784	392,344
Pirelli & C. SpA	10,123	158,985

		1,076,032

Japan (7.48%)
Dentsu Inc.	5,400	204,825
Fanuc Corp.	3,000	529,138
Japan Tobacco Inc.	13,200	414,358
Keyence Corp.	900	371,196
Komatsu Ltd.	5,700	118,070
LIXIL Group Corp.	2,600	71,691
Rakuten Inc.	43,500	580,337
SMC Corp.	1,100	290,147
START TODAY Co. Ltd.	20,900	535,181
Tokio Marine Holdings Inc.	3,800	114,057
Toyota Motor Corp.	4,500	254,004

		3,483,004

Malaysia (1.01%)
Genting Berhad	91,000	278,671
Genting BHD Warrants (a)	21,382	18,989
Sime Darby Berhad	59,800	170,491

		468,151

Mexico (1.01%)
Alsea S.A.B. de C.V.	129,489	469,634

Netherlands (5.60%)
ASML Holding NV	11,233	1,040,394
Heineken NV	5,055	351,822
Royal Dutch Shell PLC Class A	9,494	346,865
Sensata Technologies Holding NV (a)	12,905	550,269
Yandex NV Class A (a)	10,553	318,595

		2,607,945

Philippines (0.26%)
Puregold Price Club Inc.	124,300	121,958

6	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Singapore (0.78%)
DBS Group Holdings Ltd.	4,133	$53,128
United Overseas Bank Ltd.	17,974	309,355

		362,483

South Africa (1.30%)
Naspers Ltd. N Shares	5,498	606,482

Spain (2.22%)
Banco Bilbao Vizcaya Argentaria SA	54,739	657,434
Banco Bilbao Vizcaya Argentaria SA Rights (a)	54,739	12,820
Banco Santander SA	38,001	362,329

		1,032,583

Sweden (2.57%)
Atlas Copco AB Class A	15,300	441,344
Investor AB B Shares	7,400	267,769
Sandvik AB	14,923	210,854
Volvo AB B Shares	17,503	278,001

		1,197,968

Switzerland (11.57%)
ABB Ltd. Reg.	14,362	370,402
Compagnie Financiere Richemont SA Reg.	13,930	1,329,893
Holcim Ltd. Reg.	3,841	318,038
Nestle SA Reg.	6,953	523,412
Novartis AG Reg.	5,005	424,608
Roche Holding AG	5,652	1,694,225
Syngenta AG Reg.	911	344,491
UBS AG Reg.	18,661	385,442

		5,390,511

Taiwan (0.50%)
Taiwan Semiconductor Manufacturing Company Ltd. Sponsored ADR	11,647	233,173

United Kingdom (12.47%)
Anglo American PLC	9,137	232,528
ARM Holdings PLC	43,821	729,101
ASOS PLC (a)	1,724	149,026
BG Group PLC	20,983	390,922
CRH PLC	4,473	124,907
Diageo PLC	17,088	530,167
Domino’s Pizza Group PLC	68,752	632,129
Glencore Xstrata PLC	51,978	267,591
Hargreaves Lansdown PLC	14,187	344,844
Lloyds Banking Group PLC (a)	424,067	527,763
Merlin Entertainments PLC (a)	37,732	237,152
Pearson PLC	13,253	234,867
Reckitt Benckiser Group PLC	2,566	209,061
Rightmove PLC	6,197	272,540
Rolls-Royce Holdings PLC	32,536	582,563
St. James’s Place PLC	25,235	347,082

		5,812,243

	Shares	Value
Common Stocks (Cont.)
United States (10.32%)
Freeport-McMoRan Copper & Gold Inc.	12,304	$406,893
Gilead Sciences Inc. (a)	11,448	811,205
Liberty Global PLC Series C (a)	24,272	988,113
MasterCard Inc. Class A	9,623	718,838
Priceline Group Inc., The (a)	700	834,323
Schlumberger Ltd.	7,785	759,038
Yahoo! Inc. (a)	8,124	291,652

		4,810,062

Total Common Stocks
(cost $36,598,412)		44,400,637

Preferred Stocks (1.27%)
Brazil (1.27%)
Banco Bradesco SA Pfd.	23,074	317,179
Itau Unibanco Holding SA Pfd. ADR	18,572	275,980

		593,159

Total Preferred Stocks
(cost $614,731)		593,159

Short-term Investments (4.52%)
State Street Institutional U.S. Government Money Market Fund	2,105,005	2,105,005

Total Short-term Investments
(cost $2,105,005)		2,105,005

TOTAL INVESTMENTS (101.09%)
(cost $39,318,148)		47,098,801
LIABILITIES, NET OF CASH AND OTHER ASSETS (-1.09%)		(506,213)

NET ASSETS (100.00%)		$46,592,588

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes to schedules of investments.	7

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

INTERNATIONAL EQUITY FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$14,132,944	30.01
United States Dollar	10,445,160	22.18
British Pound	5,812,243	12.34
Swiss Franc	5,390,511	11.45
Japanese Yen	3,483,004	7.39
Hong Kong Dollar	1,777,401	3.77
Canadian Dollar	1,493,348	3.17
Swedish Krona	1,197,968	2.54
Danish Krone	1,020,335	2.17
South African Rand	606,482	1.29
Mexican Peso	469,634	1.00
Malaysian Ringgit	468,151	0.99
Singapore Dollar	362,483	0.77
Brazilian Real	317,179	0.67
Philippine Peso	121,958	0.26

Total Investments	$47,098,801	100.00%

INTERNATIONAL EQUITY FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Consumer Discretionary	$12,386,202	26.58
Industrials	7,095,632	15.23
Financials	7,075,222	15.19
Information Technology	5,202,921	11.17
Health Care	5,199,270	11.16
Consumer Staples	3,775,681	8.10
Materials	2,537,042	5.44
Energy	1,721,826	3.70

Total Stocks	44,993,796	96.57
Short-term Investments	2,105,005	4.52
Liabilities, Net of Cash and Other Assets	(506,213)	(1.09)

Net Assets	$46,592,588	100.00%

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
Danish Krone	UBS AG	04/01/2014	674,933	$(124,279)	$262	$—
Euro	JPMorgan Chase Bank N.A.	04/02/2014	16,592	(22,810)	48	—
Euro	State Street Bank and Trust Company	04/03/2014	18,457	(25,433)	—	(6)
Euro	UBS AG	04/01/2014	22,541	(30,984)	70	—
Japanese Yen	State Street Bank and Trust Company	04/01/2014	1,180,218	(11,560)	—	(125)
Japanese Yen	State Street Bank and Trust Company	04/02/2014	295,346	(2,873)	—	(11)
Swiss Franc	State Street Bank and Trust Company	04/02/2014	8,438	(9,521)	24	—
Euro	State Street Bank and Trust Company	04/01/2014	(8,908)	12,229	—	(42)
Euro	State Street Bank and Trust Company	04/02/2014	(1,606)	2,207	—	(5)
Japanese Yen	State Street Bank and Trust Company	04/01/2014	(162,933)	1,576	—	(3)
Singapore Dollar	State Street Bank and Trust Company	04/01/2014	(2,492)	1,972	—	(10)
Singapore Dollar	State Street Bank and Trust Company	04/02/2014	(1,818)	1,444	—	(1)
Singapore Dollar	State Street Bank and Trust Company	04/03/2014	(3,139)	2,496	1	—

Total					$405	$(203)

8	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (99.37%)
Consumer Discretionary (11.98%)
Amazon.com Inc. (a)	13,304	$4,477,063
AutoNation Inc. (a)	2,243	119,395
AutoZone Inc. (a)	1,202	645,594
Bed Bath & Beyond Inc. (a)	7,645	525,976
Best Buy Co. Inc.	9,760	257,762
BorgWarner Inc.	8,186	503,193
Cablevision Systems Corp. Class A	7,749	130,726
CarMax Inc. (a)	7,987	373,792
Carnival Corp.	15,636	591,979
CBS Corp. Class B	19,738	1,219,808
Chipotle Mexican Grill Inc. (a)	1,112	631,672
Coach Inc.	9,979	495,557
Comcast Corp. Class A	93,214	4,662,564
Darden Restaurants Inc.	4,656	236,339
Delphi Automotive PLC	9,969	676,496
DIRECTV (a)	16,947	1,295,090
Discovery Communications Inc. Class A (a)	7,956	657,961
Dollar General Corp. (a)	10,577	586,812
Dollar Tree Inc. (a)	7,434	387,906
DR Horton Inc.	10,090	218,448
Expedia Inc.	3,664	265,640
Family Dollar Stores Inc.	3,446	199,902
Ford Motor Co.	141,036	2,200,162
Fossil Group Inc. (a)	1,705	198,820
GameStop Corp. Class A	4,135	169,948
Gannett Co. Inc.	8,115	223,974
GAP Inc., The	9,427	377,646
Garmin Ltd.	4,381	242,094
General Motors Co.	46,619	1,604,626
Genuine Parts Co.	5,469	474,983
Goodyear Tire & Rubber Co., The	8,915	232,949
Graham Holdings Co. Class B	154	108,378
H&R Block Inc.	9,786	295,439
Harley-Davidson Inc.	7,871	524,287
Harman International Industries Inc.	2,416	257,062
Hasbro Inc.	4,194	233,270
Home Depot Inc., The	50,360	3,984,987
International Game Technology	8,848	124,403
Interpublic Group of Companies Inc., The	15,163	259,894
Johnson Controls Inc.	23,751	1,123,897
Kohl’s Corp.	7,164	406,915
L Brands Inc.	8,699	493,842
Leggett & Platt Inc.	4,986	162,743
Lennar Corp. Class A	6,286	249,051
Lowe’s Companies Inc.	37,400	1,828,860
Macy’s Inc.	13,204	782,865
Marriott International Inc. Class A	7,904	442,782
Mattel Inc.	12,179	488,500
McDonald’s Corp.	35,387	3,468,988
Michael Kors Holdings Ltd. (a)	6,434	600,099
Mohawk Industries Inc. (a)	2,176	295,892
Netflix Inc. (a)	2,139	752,992
Newell Rubbermaid Inc.	9,980	298,402
News Corp. Class A (a)	17,792	306,378
NIKE Inc. Class B	26,612	1,965,562

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Nordstrom Inc.	5,150	$321,618
Omnicom Group Inc.	9,255	671,913
O’Reilly Automotive Inc. (a)	3,820	566,850
PetSmart Inc.	3,693	254,411
Priceline.com Inc. (a)	1,865	2,222,875
PulteGroup Inc.	12,195	234,022
PVH Corp.	2,914	363,580
Ralph Lauren Corp.	2,123	341,654
Ross Stores Inc.	7,671	548,860
Scripps Networks Interactive Class A	3,909	296,732
Staples Inc.	23,159	262,623
Starbucks Corp.	27,032	1,983,608
Starwood Hotels & Resorts Worldwide Inc.	6,882	547,807
Target Corp.	22,621	1,368,797
Tiffany & Co.	3,931	338,656
Time Warner Cable Inc.	9,924	1,361,374
Time Warner Inc.	31,926	2,085,726
TJX Companies Inc., The	25,433	1,542,511
Tractor Supply Co.	4,973	351,243
TripAdvisor Inc. (a)	3,971	359,733
Twenty-First Century Fox Inc. Class A	69,412	2,219,102
Urban Outfitters Inc. (a)	3,968	144,713
VF Corp.	12,564	777,460
Viacom Inc. Class B	14,253	1,211,363
Walt Disney Co., The	58,270	4,665,679
Whirlpool Corp.	2,759	412,360
Wyndham Worldwide Corp.	4,569	334,588
Wynn Resorts Ltd.	2,889	641,791
Yum! Brands Inc.	15,858	1,195,535

		71,967,549

Consumer Staples (9.60%)
Altria Group Inc.	71,230	2,666,138
Archer-Daniels-Midland Co.	23,544	1,021,574
Avon Products Inc.	15,465	226,408
Beam Inc.	5,916	492,803
Brown-Forman Corp. Class B	5,797	519,933
Campbell Soup Co.	6,368	285,796
Clorox Co., The	4,650	409,246
Coca-Cola Co., The	135,502	5,238,507
Coca-Cola Enterprises Inc.	8,489	405,435
Colgate-Palmolive Co.	31,223	2,025,436
ConAgra Foods Inc.	15,077	467,839
Constellation Brands Inc. (a)	5,986	508,630
Costco Wholesale Corp.	15,725	1,756,168
CVS Caremark Corp.	42,288	3,165,680
Dr. Pepper Snapple Group Inc.	7,045	383,671
Estee Lauder Companies Inc. Class A, The	9,132	610,748
General Mills Inc.	22,338	1,157,555
Hershey Co., The	5,342	557,705
Hormel Foods Corp.	4,811	237,038
J.M. Smucker Co., The	3,704	360,177
Kellogg Co.	9,192	576,430
Keurig Green Mountain Inc.	4,618	487,615

See accompanying notes to schedules of investments.	9

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Kimberly-Clark Corp.	13,591	$1,498,408
Kraft Foods Group Inc.	21,325	1,196,333
Kroger Co., The	18,509	807,918
Lorillard Inc.	12,957	700,715
McCormick & Company Inc.	4,716	338,326
Mead Johnson Nutrition Co. Class A	7,229	601,019
Molson Coors Brewing Co. Class B	5,633	331,558
Mondelez International Inc. Class A	60,835	2,101,849
Monster Beverage Corp. (a)	4,845	336,485
PepsiCo Inc.	54,448	4,546,408
Philip Morris International Inc.	56,692	4,641,374
Procter & Gamble Co., The	96,964	7,815,298
Reynolds American Inc.	11,159	596,114
Safeway Inc.	8,241	304,423
Sysco Corp.	20,919	755,803
Tyson Foods Inc. Class A	9,666	425,401
Walgreen Co.	31,261	2,064,164
Wal-Mart Stores Inc.	57,858	4,422,087
Whole Foods Market Inc.	13,308	674,849

		57,719,064

Energy (10.09%)
Anadarko Petroleum Corp.	18,015	1,526,954
Apache Corp.	14,118	1,171,088
Baker Hughes Inc.	15,638	1,016,783
Cabot Oil & Gas Corp.	15,028	509,149
Cameron International Corp. (a)	7,756	479,088
Chesapeake Energy Corp.	18,109	463,953
Chevron Corp.	68,275	8,118,580
ConocoPhillips	43,847	3,084,636
CONSOL Energy Inc.	8,177	326,671
Denbury Resources Inc.	12,888	211,363
Devon Energy Corp.	13,709	917,543
Diamond Offshore Drilling Inc.	2,482	121,022
Ensco PLC Class A	8,344	440,396
EOG Resources Inc.	9,767	1,915,992
EQT Corp.	5,379	521,602
Exxon Mobil Corp.	154,536	15,095,076
FMC Technologies Inc. (a)	8,463	442,530
Halliburton Co.	30,428	1,791,905
Helmerich & Payne Inc.	3,845	413,568
Hess Corp.	9,775	810,152
Kinder Morgan Inc.	23,887	776,089
Marathon Oil Corp.	24,954	886,366
Marathon Petroleum Corp.	10,536	917,053
Murphy Oil Corp.	6,161	387,280
Nabors Industries Ltd.	9,381	231,242
National-Oilwell Varco Inc.	15,335	1,194,136
Newfield Exploration Co. (a)	4,827	151,375
Noble Corp. PLC	9,053	296,395
Noble Energy Inc.	12,901	916,487
Occidental Petroleum Corp.	28,423	2,708,428
ONEOK Inc.	7,450	441,412
Peabody Energy Corp.	9,647	157,632
Phillips 66	21,017	1,619,570
Pioneer Natural Resources Co.	5,111	956,473

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
QEP Resources Inc.	6,371	$187,562
Range Resources Corp.	5,837	484,296
Rowan Companies PLC Class A (a)	4,410	148,529
Schlumberger Ltd.	46,754	4,558,515
Southwestern Energy Co. (a)	12,621	580,692
Spectra Energy Corp.	23,905	883,051
Tesoro Corp.	4,726	239,088
Transocean Ltd.	12,101	500,255
Valero Energy Corp.	19,047	1,011,396
Williams Companies Inc., The	24,520	995,022

		60,606,395

Financials (16.33%)
ACE Ltd.	12,041	1,192,784
Aflac Inc.	16,304	1,027,804
Allstate Corp., The	15,992	904,827
American Express Co.	32,681	2,942,270
American International Group Inc.	52,336	2,617,323
American Tower Corp.	14,126	1,156,496
Ameriprise Financial Inc.	6,828	751,558
Aon PLC	10,778	908,370
Apartment Investment and
Management Co.	5,181	156,570
Assurant Inc.	2,585	167,922
AvalonBay Communities Inc.	4,345	570,585
Bank of America Corp.	377,945	6,500,654
Bank of New York Mellon Corp.	40,597	1,432,668
BB&T Corp.	25,422	1,021,202
Berkshire Hathaway Inc. Class B (a)	64,377	8,045,194
BlackRock Inc.	4,493	1,412,959
Boston Properties Inc.	5,488	628,541
Capital One Financial Corp.	20,464	1,579,002
CBRE Group Inc. (a)	9,909	271,804
Charles Schwab Corp., The	41,794	1,142,230
Chubb Corp., The	8,785	784,500
Cincinnati Financial Corp.	5,236	254,784
Citigroup Inc.	108,588	5,168,789
CME Group Inc.	11,288	835,425
Comerica Inc.	6,499	336,648
Crown Castle International Corp.	11,970	883,147
Discover Financial Services	16,843	980,094
E*TRADE Financial Corp. (a)	10,262	236,231
Equity Residential	11,969	694,082
Fifth Third Bancorp	30,458	699,011
Franklin Resources Inc.	14,471	784,039
General Growth Properites Inc.	18,654	410,388
Genworth Financial Inc. Class A (a)	17,644	312,828
Goldman Sachs Group Inc., The	15,058	2,467,253
Hartford Financial Services Group Inc., The	15,916	561,357
HCP Inc.	16,390	635,768
Healthcare Realty Trust Inc.	10,369	617,992
Host Hotels & Resorts Inc.	27,064	547,775
Hudson City Bancorp Inc.	16,928	166,402
Huntington Bancshares Inc.	29,647	295,581
IntercontinentalExchange Group Inc.	4,102	811,499

10	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Invesco Ltd.	15,496	$573,352
JPMorgan Chase & Co.	135,422	8,221,470
KeyCorp	31,916	454,484
Kimco Realty Corp.	14,637	320,258
Legg Mason Inc.	3,726	182,723
Leucadia National Corp.	11,198	313,544
Lincoln National Corp.	9,439	478,274
Loews Corp.	10,930	481,466
M&T Bank Corp.	4,688	568,654
Macerich Co., The	5,022	313,021
Marsh & McLennan Companies Inc.	19,622	967,365
McGraw Hill Financial Inc.	9,706	740,568
MetLife Inc.	40,179	2,121,451
Moody’s Corp.	6,738	534,458
Morgan Stanley	50,163	1,563,581
NASDAQ OMX Group Inc., The	4,128	152,488
Northern Trust Corp.	7,976	522,907
People’s United Financial Inc.	11,253	167,332
Plum Creek Timber Co. Inc.	6,308	265,188
PNC Financial Services Group Inc.	19,099	1,661,613
Principal Financial Group Inc.	9,779	449,736
Progressive Corp., The	19,565	473,864
ProLogis Inc.	17,808	727,101
Prudential Financial Inc.	16,557	1,401,550
Public Storage	5,160	869,408
Regions Financial Corp.	50,763	563,977
Simon Property Group Inc.	11,238	1,843,032
SLM Corp.	15,339	375,499
State Street Corp.	15,439	1,073,782
Suntrust Banks Inc.	19,057	758,278
T. Rowe Price Group Inc.	9,372	771,784
Torchmark Corp.	3,192	251,210
Travelers Companies Inc., The	12,602	1,072,430
U.S. Bancorp	65,177	2,793,486
Unum Group	9,271	327,359
Ventas Inc.	10,474	634,410
Vornado Realty Trust	6,212	612,255
Wells Fargo & Co.	171,236	8,517,279
Weyerhaeuser Co.	20,904	613,532
XL Group PLC	9,879	308,719
Zions Bancorporation	6,561	203,260

		98,160,504

Health Care (13.28%)
Abbott Laboratories	55,191	2,125,404
AbbVie Inc.	56,807	2,919,880
Actavis PLC (a)	6,230	1,282,446
Aetna Inc.	12,973	972,586
Agilent Technologies Inc.	11,923	666,734
Alexion Pharmaceuticals Inc. (a)	7,075	1,076,320
Allergan Inc.	10,673	1,324,519
AmerisourceBergen Corp.	8,177	536,329
Amgen Inc.	27,001	3,330,303
Baxter International Inc.	19,425	1,429,292
Becton, Dickinson and Co.	6,888	806,447
Biogen Idec Inc. (a)	8,454	2,585,825

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Boston Scientific Corp. (a)	47,528	$642,579
Bristol-Myers Squibb Co.	58,793	3,054,296
Cardinal Health Inc.	12,270	858,655
CareFusion Corp. (a)	7,398	297,548
Celgene Corp. (a)	14,521	2,027,132
Cerner Corp. (a)	10,540	592,875
Cigna Corp.	9,777	818,628
Covidien PLC	16,122	1,187,547
CR Bard Inc.	2,773	410,349
DaVita HealthCare Partners Inc. (a)	6,304	434,030
DENTSPLY International Inc.	5,085	234,113
Edwards Lifesciences Corp. (a)	3,823	283,552
Eli Lilly and Co.	35,216	2,072,814
Express Scripts Holding Co. (a)	27,755	2,084,123
Forest Laboratories Inc. (a)	8,528	786,879
Gilead Sciences Inc. (a)	55,010	3,898,009
Hospira Inc. (a)	5,911	255,651
Humana Inc.	5,493	619,171
Intuitive Surgical Inc. (a)	1,367	598,732
Johnson & Johnson	101,166	9,937,536
Laboratory Corp. of America Holdings (a)	3,052	299,737
McKesson Corp.	8,230	1,453,171
Medtronic Inc.	35,790	2,202,517
Merck & Co. Inc.	105,161	5,969,990
Mylan Inc. (a)	13,304	649,634
Patterson Companies Inc.	2,892	120,770
PerkinElmer Inc.	4,006	180,510
Perrigo Co. PLC	4,783	739,739
Pfizer Inc.	228,270	7,332,032
Quest Diagnostics Inc.	5,174	299,678
Regeneron Pharmaceuticals Inc. (a)	2,822	847,390
St. Jude Medical Inc.	10,152	663,839
Stryker Corp.	10,534	858,205
Tenet Healthcare Corp. (a)	3,508	150,178
Thermo Fisher Scientific Inc.	14,013	1,684,923
UnitedHealth Group Inc.	35,378	2,900,642
Varian Medical Systems Inc. (a)	3,703	311,015
Vertex Pharmaceuticals Inc. (a)	8,431	596,240
Waters Corp. (a)	3,045	330,108
WellPoint Inc.	10,103	1,005,754
Zimmer Holdings Inc.	6,057	572,871
Zoetis Inc.	17,859	516,839

		79,836,086

Industrials (10.58%)
3M Co.	22,515	3,054,385
ADT Corp., The	6,562	196,532
Allegion PLC	3,176	165,692
AMETEK Inc.	8,724	449,199
Boeing Co., The	24,460	3,069,485
Caterpillar Inc.	22,809	2,266,530
CH Robinson Worldwide Inc.	5,297	277,510
Cintas Corp.	3,575	213,106
CSX Corp.	36,095	1,045,672
Cummins Inc.	6,219	926,569

See accompanying notes to schedules of investments.	11

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Danaher Corp.	21,481	$1,611,075
Deere & Co.	13,223	1,200,648
Delta Air Lines Inc.	30,307	1,050,138
Dover Corp.	6,103	498,920
Dun & Bradstreet Corp.	1,325	131,639
Eaton Corp. PLC	16,997	1,276,815
Emerson Electric Co.	25,149	1,679,953
Equifax Inc.	4,334	294,842
Expeditors International of Washington Inc.	7,257	287,595
Fastenal Co.	9,756	481,166
FedEx Corp.	9,935	1,316,984
Flowserve Corp.	4,890	383,083
Fluor Corp.	5,737	445,937
General Dynamics Corp.	11,629	1,266,631
General Electric Co.	358,808	9,289,539
Honeywell International Inc.	28,042	2,601,176
Illinois Tool Works Inc.	13,981	1,137,075
Ingersoll-Rand PLC	9,250	529,470
Iron Mountain Inc.	6,072	167,405
Jacobs Engineering Group Inc. (a)	4,698	298,323
Joy Global Inc.	3,584	207,872
Kansas City Southern	3,937	401,810
L-3 Communications Holdings Inc.	3,072	362,957
Lockheed Martin Corp.	9,656	1,576,245
Masco Corp.	12,714	282,378
Nielsen Holdings N.V.	10,161	453,485
Norfolk Southern Corp.	11,076	1,076,255
Northrop Grumman Corp.	7,752	956,442
PACCAR Inc.	12,642	852,576
Pall Corp.	3,935	352,064
Parker Hannifin Corp.	5,328	637,815
Pentair Ltd. Reg.	7,051	559,426
Pitney Bowes Inc.	7,216	187,544
Precision Castparts Corp.	5,193	1,312,583
Quanta Services Inc. (a)	7,786	287,303
Raytheon Co.	11,249	1,111,289
Republic Services Inc.	9,697	331,250
Robert Half International Inc.	4,926	206,646
Rockwell Automation Inc.	4,953	616,896
Rockwell Collins Inc.	4,824	384,328
Roper Industries Inc.	3,543	473,026
Ryder System Inc.	1,902	152,008
Snap-on Inc.	2,100	238,308
Southwest Airlines Co.	25,103	592,682
Stanley Black & Decker Inc.	5,588	453,969
Stericycle Inc. (a)	3,025	343,700
Textron Inc.	10,151	398,833
Tyco International Ltd.	16,466	698,158
Union Pacific Corp.	16,275	3,054,166
United Parcel Service Inc. Class B	25,407	2,474,134
United Technologies Corp.	30,112	3,518,286
W.W. Grainger Inc.	2,189	553,073
Waste Management Inc.	15,449	649,939
Xylem Inc.	6,544	238,332

		63,608,872

	Shares	Value
Common Stocks (Cont.)
Information Technology (18.52%)
Accenture PLC Class A	22,779	$1,815,943
Adobe Systems Inc. (a)	16,627	1,093,059
Akamai Technologies Inc. (a)	6,365	370,507
Alliance Data Systems Corp. (a)	1,901	517,927
Altera Corp.	11,414	413,643
Amphenol Corp. Class A	5,682	520,755
Analog Devices Inc.	11,196	594,955
Apple Inc.	31,900	17,122,006
Applied Materials Inc.	43,308	884,349
Autodesk Inc. (a)	8,169	401,751
Automatic Data Processing Inc.	17,231	1,331,267
Broadcom Corp. Class A	19,738	621,352
CA Inc.	11,564	358,137
Cisco Systems Inc.	184,227	4,128,527
Citrix Systems Inc. (a)	6,607	379,440
Cognizant Technology Solutions Corp. Class A (a)	21,722	1,099,350
Computer Sciences Corp.	5,197	316,082
Corning Inc.	49,795	1,036,732
eBay Inc. (a)	41,669	2,301,796
Electronic Arts Inc. (a)	11,125	322,736
EMC Corp.	72,447	1,985,772
F5 Networks Inc. (a)	2,693	287,155
Facebook Inc. Class A (a)	61,092	3,680,182
Fidelity National Information Services Inc.	10,429	557,430
First Solar Inc. (a)	2,564	178,942
Fiserv Inc. (a)	9,101	515,936
FLIR Systems Inc.	5,081	182,916
Google Inc. Class A (a)	10,095	11,250,978
Harris Corp.	3,810	278,740
Hewlett-Packard Co.	67,779	2,193,328
Intel Corp.	177,806	4,589,173
International Business Machines Corp.	35,007	6,738,497
Intuit Inc.	10,142	788,338
Jabil Circuit Inc.	6,721	120,978
Juniper Networks Inc. (a)	17,868	460,280
KLA-Tencor Corp.	5,921	409,378
Lam Research Corp. (a)	5,826	320,430
Linear Technology Corp.	8,437	410,798
LSI Corp.	19,964	221,001
MasterCard Inc. Class A	36,494	2,726,102
Microchip Technology Inc.	7,156	341,771
Micron Technology Inc. (a)	37,938	897,613
Microsoft Corp.	270,136	11,072,875
Motorola Solutions Inc.	8,083	519,656
NetApp Inc.	11,852	437,339
NVIDIA Corp.	19,831	355,173
Oracle Corp.	123,848	5,066,622
Paychex Inc.	11,621	495,055
QUALCOMM Inc.	60,475	4,769,058
Red Hat Inc. (a)	6,764	358,357
Salesforce.com Inc. (a)	20,072	1,145,910
SanDisk Corp.	8,069	655,122
Seagate Technology PLC	11,756	660,217
Symantec Corp.	24,736	493,978

12	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
TE Connectivity Ltd.	14,697	$884,906
Teradata Corp. (a)	5,697	280,235
Texas Instruments Inc.	38,777	1,828,336
Total System Services Inc.	5,919	179,997
VeriSign Inc. (a)	4,488	241,948
Visa Inc. Class A	18,138	3,915,269
Western Digital Corp.	7,532	691,588
Western Union Co.	19,720	322,619
Xerox Corp.	39,851	450,316
Xilinx Inc.	9,513	516,271
Yahoo! Inc. (a)	33,596	1,206,096

		111,312,995

Materials (3.50%)
Air Products & Chemicals Inc.	7,576	901,849
Airgas Inc.	2,395	255,091
Alcoa Inc.	38,629	497,155
Allegheny Technologies Inc.	3,873	145,935
Avery Dennison Corp.	3,462	175,420
Ball Corp.	5,029	275,639
Bemis Company Inc.	3,677	144,285
CF Industries Holdings Inc.	1,984	517,110
Cliffs Natural Resources Inc.	5,482	112,162
Dow Chemical Co., The	43,479	2,112,645
E.I. du Pont de Nemours & Co.	33,152	2,224,499
Eastman Chemical Co.	5,451	469,931
Ecolab Inc.	9,683	1,045,667
FMC Corp.	4,743	363,124
Freeport-McMoRan Copper & Gold Inc.	37,135	1,228,054
International Flavors & Fragrances Inc.	2,900	277,443
International Paper Co.	15,685	719,628
LyondellBasell Industries NV Class A	15,443	1,373,500
MeadWestvaco Corp.	6,310	237,508
Monsanto Co.	18,771	2,135,577
Mosaic Co., The	12,168	608,400
Newmont Mining Corp.	17,778	416,716
Nucor Corp.	11,365	574,387
Owens-Illinois Inc. (a)	5,875	198,751
PPG Industries Inc.	4,954	958,401
Praxair Inc.	10,521	1,377,935
Sealed Air Corp.	7,002	230,156
Sherwin-Williams Co., The	3,042	599,669
Sigma-Aldrich Corp.	4,293	400,880
United States Steel Corp.	5,203	143,655
Vulcan Materials Co.	4,644	308,594

		21,029,766

Telecommunication Services (2.44%)
AT&T Inc.	186,211	6,530,420
CenturyLink Inc.	20,675	678,967
Frontier Communications Corp.	35,536	202,555
Verizon Communications Inc.	148,093	7,044,784

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
Windstream Holdings Inc.	21,586	$177,869

		14,634,595

Utilities (3.05%)
AES Corp., The	23,411	334,308
AGL Resources Inc.	4,301	210,577
Ameren Corp.	8,670	357,204
American Electric Power Company Inc.	17,485	885,790
CenterPoint Energy Inc.	15,314	362,789
CMS Energy Corp.	9,604	281,205
Consolidated Edison Inc.	10,461	561,233
Dominion Resources Inc.	20,794	1,476,166
DTE Energy Co.	6,327	470,033
Duke Energy Corp.	25,264	1,799,302
Edison International	11,638	658,827
Entergy Corp.	6,369	425,768
Exelon Corp.	30,591	1,026,634
FirstEnergy Corp.	14,939	508,374
Integrys Energy Group Inc.	2,896	172,746
NextEra Energy Inc.	15,570	1,488,803
NiSource Inc.	11,168	396,799
Northeast Utilities	11,243	511,556
NRG Energy Inc.	11,704	372,187
Pepco Holdings Inc.	8,979	183,890
PG&E Corp.	16,366	707,011
Pinnacle West Capital Corp.	3,969	216,946
PPL Corp.	22,555	747,473
Public Service Enterprise Group Inc.	18,068	689,114
SCANA Corp.	5,072	260,295
Sempra Energy	8,113	785,014
Southern Co.	31,754	1,395,271
TECO Energy Inc.	7,409	127,064
Wisconsin Energy Corp.	8,121	378,033
Xcel Energy Inc.	17,774	539,619

		18,330,031

Total Common Stocks
(cost $438,076,011)		597,205,857

See accompanying notes to schedules of investments.	13

STATE FARM VARIABLE PRODUCT TRUST LARGE CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Short-term Investments (0.45%)
State Street Institutional U.S. Government Money Market Fund	2,668,778	$2,668,778

Total Short-term Investments
(cost $2,668,778)		2,668,778

TOTAL INVESTMENTS (99.82%)
(cost $440,744,789)		599,874,635
CASH (b) AND OTHER ASSETS, NET OF LIABILITIES (0.18%)		1,095,849

NET ASSETS (100.00%)		$600,970,484

(a)	Non-income producing security.

(b)	At March 31, 2014, cash in the amount of $224,000 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
S&P 500 Mini Index	39	June 2014	$3,628,098	$3,635,970	$7,872

14	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (97.16%)
Consumer Discretionary (12.79%)
1-800-FLOWERS.COM Inc. (a)	4,506	$25,369
Aeropostale Inc. (a)	14,070	70,631
AH Belo Corp. Class A	3,435	39,777
AMC Entertainment Holdings Inc. Class A (a)	2,638	63,972
American Apparel Inc. (a)	10,713	5,367
American Axle & Manufacturing Holdings Inc. (a)	12,135	224,740
American Public Education Inc. (a)	3,173	111,309
America’s Car-Mart Inc. (a)	1,434	52,656
Ann Inc. (a)	8,469	351,294
Arctic Cat Inc.	2,383	113,884
Asbury Automotive Group Inc. (a)	5,596	309,515
Ascent Capital Group LLC Class A (a)	2,539	191,821
Barnes & Noble Inc. (a)	7,239	151,295
Bassett Furniture Industries Inc.	2,007	29,804
Beasley Broadcast Group Inc. Class A	738	6,716
Beazer Homes USA Inc. (a)	4,518	90,721
bebe stores inc.	6,420	39,290
Big 5 Sporting Goods Corp.	3,088	49,562
Biglari Holdings Inc. (a)	259	126,260
BJ’s Restaurants Inc. (a)	4,420	144,578
Black Diamond Inc. (a)	4,115	50,326
Bloomin’ Brands Inc. (a)	9,979	240,494
Blue Nile Inc. (a)	2,250	78,300
Blyth Inc.	1,782	19,121
Bob Evans Farms Inc.	4,435	221,883
Body Central Corp. (a)	3,017	3,228
Bon-Ton Stores Inc., The	2,409	26,451
Boyd Gaming Corp. (a)	12,518	165,238
Bravo Brio Restaurant Group Inc. (a)	3,498	49,357
Bridgepoint Education Inc. (a)	2,606	38,803
Bright Horizons Family Solutions Inc. (a)	2,148	84,008
Brown Shoe Company Inc.	7,766	206,110
Brunswick Corp.	16,251	736,008
Buckle Inc., The	5,012	229,550
Buffalo Wild Wings Inc. (a)	3,372	502,091
Burlington Stores Inc. (a)	2,789	82,331
Caesars Entertainment Corp. (a)	7,236	137,556
Callaway Golf Co.	13,895	142,007
Capella Education Co.	1,992	125,795
Career Education Corp. (a)	10,031	74,831
Carmike Cinemas Inc. (a)	4,180	124,815
Carriage Services Inc.	2,822	51,473
Carrols Restaurant Group Inc. (a)	4,359	31,254
Cato Corp. Class A	4,909	132,739
Cavco Industries Inc. (a)	1,256	98,533
Central European Media Enterprises Ltd. Class A (a)	13,467	39,593
Central European Media Enterprises Ltd. Rights (a) (b)	226	7,126
Cheesecake Factory Inc., The	9,582	456,391
Children’s Place Retail Stores Inc., The	4,143	206,363
Christopher & Banks Corp. (a)	6,731	44,492

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Churchill Downs Inc.	2,495	$227,794
Chuy’s Holdings Inc. (a)	2,890	124,675
Citi Trends Inc. (a)	2,774	45,188
ClubCorp Holdings Inc.	3,702	69,968
Columbia Sportswear Co.	2,308	190,756
Conn’s Inc. (a)	4,023	156,294
Container Store Group Inc., The (a)	2,585	87,761
Cooper Tire & Rubber Co.	11,334	275,416
Core-Mark Holding Co. Inc.	2,045	148,467
Corinthian Colleges Inc. (a)	14,054	19,395
Cracker Barrel Old Country Store Inc.	3,530	343,257
Crocs Inc. (a)	15,764	245,918
Crown Media Holdings Inc. (a)	6,403	24,588
CSS Industries Inc.	1,567	42,309
Culp Inc.	1,496	29,531
Cumulus Media Inc. Class A (a)	16,686	115,300
Daily Journal Corp. (a)	170	29,405
Dana Holding Corp.	28,343	659,542
Del Frisco’s Restaurant Group Inc. (a)	1,898	52,954
Denny’s Corp. (a)	16,495	106,063
Destination Maternity Corp.	2,463	67,486
Destination XL Group Inc. (a)	7,618	42,966
Dex Media Inc. (a)	3,184	29,293
Diamond Resorts International Inc. (a)	3,236	54,850
DineEquity Inc.	2,982	232,805
Diversified Restaurant Holdings Inc. (a)	1,949	9,745
Dorman Products Inc. (a)	4,514	266,597
Drew Industries Inc.	4,114	222,979
E.W. Scripps Co Class A (a)	5,617	99,533
Education Management Corp. (a)	4,325	21,063
Einstein Noah Restaurant Group Inc.	1,217	20,032
Entercom Communications Corp. Class A (a)	4,280	43,100
Entravision Communications Corp. Class A	9,915	66,430
Ethan Allen Interiors Inc.	4,492	114,321
EveryWare Global Inc. (a)	1,818	8,290
Express Inc. (a)	15,347	243,710
Federal-Mogul Corp. (a)	3,527	65,990
Fiesta Restaurant Group Inc. (a)	4,007	182,679
Finish Line Inc. Class A, The	8,830	239,205
Five Below Inc. (a)	5,889	250,165
Flexsteel Industries Inc.	857	32,240
Fox Factory Holding Corp. (a)	1,758	33,226
Francesca’s Holdings Corp. (a)	7,965	144,485
Fred’s Inc. Class A	6,584	118,578
FTD Companies Inc. (a)	3,337	106,150
Fuel Systems Solutions Inc. (a)	2,619	28,180
Genesco Inc. (a)	4,301	320,726
Gentherm Inc. (a)	6,311	219,118
G-III Apparel Group Ltd. (a)	3,020	216,172
Global Sources Ltd. (a)	3,329	29,828
Gordmans Stores Inc.	1,647	8,993
Grand Canyon Education Inc. (a)	8,155	380,838
Gray Television Inc. (a)	9,149	94,875

See accompanying notes to schedules of investments.	15

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Group 1 Automotive Inc.	3,920	$257,387
Harte-Hanks Inc.	7,746	68,475
Haverty Furniture Companies Inc.	3,548	105,376
Helen of Troy Ltd. (a)	5,727	396,480
Hemisphere Media Group Inc. (a)	1,580	19,892
hhgregg Inc. (a)	2,100	20,181
Hibbett Sports Inc. (a)	4,661	246,474
Hillenbrand Inc.	9,866	318,968
Hooker Furniture Corp.	1,898	29,723
Houghton Mifflin Harcourt Co. (a)	3,697	75,160
Hovnanian Enterprises Inc. Class A (a)	20,480	96,870
HSN Inc.	6,075	362,860
Iconix Brand Group Inc. (a)	8,724	342,591
Ignite Restaurant Group Inc. (a)	1,275	17,939
Installed Building Products Inc. (a)	1,505	20,995
International Speedway Corp. Class A	5,058	171,921
Interval Leisure Group Inc.	7,080	185,071
Intrawest Resorts Holdings Inc. (a)	1,363	17,774
iRobot Corp. (a)	5,093	209,068
Isle of Capri Casinos Inc. (a)	3,905	29,951
ITT Educational Services Inc. (a)	4,179	119,854
Jack in the Box Inc. (a)	7,530	443,818
JAKKS Pacific Inc.	3,578	25,833
Jamba Inc. (a)	2,948	35,361
Johnson Outdoors Inc. Class A	934	23,742
Jones Group Inc., The	14,381	215,284
Jos. A. Bank Clothiers Inc. (a)	5,011	322,207
Journal Communications Inc. Class A (a)	7,966	70,579
JTH Holding Inc. Class A (a)	829	22,996
K12 Inc. (a)	4,849	109,830
Kate Spade & Co. (a)	21,544	799,067
KB Home	14,984	254,578
Kirkland’s Inc. (a)	2,545	47,057
Krispy Kreme Doughnuts Inc. (a)	11,802	209,249
La-Z-Boy Inc.	9,362	253,710
Leapfrog Enterprises Inc. (a)	11,577	86,828
LGI Homes Inc. (a)	1,670	28,808
Libbey Inc. (a)	3,811	99,086
Life Time Fitness Inc. (a)	7,733	371,957
LifeLock Inc. (a)	11,529	197,261
Lifetime Brands Inc.	1,868	33,362
Lincoln Educational Services Corp.	4,458	16,807
Lithia Motors Inc. Class A	4,004	266,106
Live Nation Entertainment Inc. (a)	25,451	553,559
Loral Space & Communications Inc. (a)	2,337	165,296
Luby’s Inc. (a)	3,754	23,125
Lumber Liquidators Holdings Inc. (a)	4,936	462,997
M.D.C. Holdings Inc.	7,060	199,657
M/I Homes Inc. (a)	4,393	98,491
Malibu Boats Inc. Class A (a)	1,012	22,487
Marcus Corp., The	3,392	56,646
Marine Products Corp.	1,947	14,641
MarineMax Inc. (a)	4,461	67,763
Marriott Vacations Worldwide Corp. (a)	5,221	291,906
Martha Stewart Living Omnimedia Inc. Class A (a)	4,362	19,760

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Matthews International Corp.	4,946	$201,846
Mattress Firm Holding Corp. (a)	2,398	114,696
McClatchy Co. Class A, The (a)	10,859	69,715
MDC Partners Inc. Class A	7,142	162,980
Media General Inc. Class A (a)	3,539	65,011
Men’s Wearhouse Inc., The	8,521	417,359
Meredith Corp.	6,406	297,431
Meritage Homes Corp. (a)	6,986	292,574
Modine Manufacturing Co. (a)	8,461	123,954
Monarch Casino & Resort Inc. (a)	1,526	28,277
Monro Muffler Brake Inc.	5,618	319,552
Morgans Hotel Group Co. (a)	4,932	39,653
Movado Group Inc.	3,198	145,669
Multimedia Games Holding Company Inc. (a)	5,243	152,257
NACCO Industries Inc. Class A	858	46,512
Nathan’s Famous Inc. (a)	477	23,368
National CineMedia Inc.	10,862	162,930
Nautilus Inc. (a)	5,755	55,421
New Home Company Inc., The (a)	965	13,742
New York & Co. Inc. (a)	5,408	23,741
New York Times Co. Class A, The	23,155	396,414
Nexstar Broadcasting Group Inc. Class A	5,295	198,668
Noodles & Company (a)	1,121	44,246
NutriSystem Inc.	5,206	78,454
Office Depot Inc. (a)	86,174	355,899
Orbitz Worldwide Inc. (a)	4,365	34,222
Orient-Express Hotels Ltd. Class A (a)	17,123	246,742
Outerwall Inc. (a)	3,668	265,930
Overstock.com Inc. (a)	2,014	39,676
Oxford Industries Inc.	2,418	189,088
Pacific Sunwear of California Inc. (a)	8,530	25,334
Papa John’s International Inc.	5,764	300,362
Penske Automotive Group Inc.	7,557	323,137
Pep Boys-Manny, Moe & Jack, The (a)	9,539	121,336
Perry Ellis International Inc. (a)	2,217	30,462
PetMed Express Inc.	3,563	47,780
Pier 1 Imports Inc.	17,018	321,300
Pinnacle Entertainment Inc. (a)	10,451	247,689
Pool Corp.	8,383	514,046
Popeyes Louisiana Kitchen Inc. (a)	4,290	174,346
Potbelly Corp. (a)	1,510	26,984
Quiksilver Inc. (a)	23,795	178,700
R.G. Barry Corp.	1,834	34,626
RadioShack Corp. (a)	18,265	38,722
ReachLocal Inc. (a)	1,912	18,833
Reading International Inc. Class A (a)	3,422	25,083
Red Robin Gourmet Burgers Inc. (a)	2,543	182,282
Regis Corp.	8,506	116,532
Remy International Inc.	2,480	58,578
Rent-A-Center Inc.	9,577	254,748
Rentrak Corp. (a)	1,917	115,557
Restoration Hardware Holdings Inc. (a)	3,182	234,163
RetailMeNot Inc. (a)	1,782	57,024
Ruby Tuesday Inc. (a)	11,032	61,890
Ruth’s Hospitality Group Inc.	6,392	77,279

16	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
Ryland Group Inc., The	8,297	$331,299
Saga Communications Inc. Class A	853	42,386
Salem Communications Corp. Class A	1,922	19,201
Scholastic Corp.	4,778	164,745
Scientific Games Corp. Class A (a)	8,641	118,641
Sears Hometown and Outlet Stores Inc. (a)	1,606	37,982
Select Comfort Corp. (a)	9,993	180,673
SFX Entertainment Inc. (a)	3,806	26,832
Shiloh Industries Inc. (a)	1,126	19,975
Shoe Carnival Inc.	2,701	62,231
Shutterfly Inc. (a)	6,811	290,693
Sinclair Broadcast Group Inc. Class A	12,301	333,234
Sizmek Inc. (a)	4,339	46,124
Skechers U.S.A. Inc. Class A (a)	6,918	252,784
Skullcandy Inc. (a)	3,166	29,064
Smith & Wesson Holding Corp. (a)	10,045	146,858
Sonic Automotive Inc.	6,972	156,731
Sonic Corp. (a)	10,105	230,293
Sotheby’s	12,268	534,271
Spartan Motors Inc.	6,139	31,554
Speedway Motorsports Inc.	2,121	39,726
Stage Stores Inc.	5,855	143,155
Standard Motor Products Inc.	3,566	127,556
Standard Pacific Corp. (a)	26,749	222,284
Stein Mart Inc.	4,908	68,761
Steiner Leisure Ltd. (a)	2,633	121,776
Steven Madden Ltd. (a)	10,799	388,548
Stoneridge Inc. (a)	5,214	58,553
Strayer Education Inc. (a)	1,952	90,631
Sturm, Ruger & Company Inc.	3,493	208,881
Superior Industries International Inc.	4,100	84,009
Systemax Inc. (a)	1,932	28,806
Tenneco Inc. (a)	10,926	634,473
Texas Roadhouse Inc. Class A	11,184	291,679
Tile Shop Holdings Inc., The (a)	3,296	50,923
Tilly’s Inc. Class A (a)	1,793	20,978
Tower International Inc. (a)	1,123	30,568
Town Sports International Holdings Inc.	4,370	37,101
Trans World Entertainment Corp.	1,877	6,814
Tri Pointe Homes Inc. (a)	2,656	43,107
Tuesday Morning Corp. (a)	7,747	109,620
Tumi Holdings Inc. (a)	8,606	194,754
UCP Inc. Class A (a)	1,372	20,662
Unifi Inc. (a)	2,684	61,920
Universal Electronics Inc. (a)	2,845	109,220
Universal Technical Institute Inc.	3,792	49,106
Vail Resorts Inc.	6,464	450,541
ValueVision Media Inc. Class A (a)	6,873	33,403
Vera Bradley Inc. (a)	3,852	103,965
Vince Holding Corp. (a)	2,065	54,433
Vitacost.com Inc. (a)	3,819	27,077
Vitamin Shoppe Inc. (a)	5,429	257,986
VOXX International Corp. (a)	3,356	45,910
WCI Communities Inc. (a)	1,255	24,799

	Shares	Value
Common Stocks (Cont.)
Consumer Discretionary (Cont.)
West Marine Inc. (a)	3,118	$35,452
Wet Seal Inc. Class A (a)	16,594	21,904
Weyco Group Inc.	1,175	31,748
William Lyon Homes Class A (a)	2,482	68,528
Winmark Corp.	405	30,642
Winnebago Industries Inc. (a)	5,014	137,333
Wolverine World Wide Inc.	18,033	514,842
World Wrestling Entertainment Inc.	5,230	151,042
Zagg Inc. (a)	5,694	26,306
Zale Corp. (a)	5,799	121,257
Zumiez Inc. (a)	3,772	91,433

		39,357,524

Consumer Staples (3.62%)
Alico Inc.	547	20,618
Alliance One International Inc. (a)	16,020	46,778
Andersons Inc., The	5,025	297,681
Annie’s Inc. (a)	2,443	98,184
B&G Foods Inc. Class A	9,491	285,774
Boston Beer Co. Inc. (a)	1,480	362,200
Boulder Brands Inc. (a)	10,686	188,287
Calavo Growers Inc.	2,204	78,418
Cal-Maine Foods Inc.	2,678	168,125
Casey’s General Stores Inc.	6,876	464,749
Central Garden & Pet Co. (a)	7,415	61,322
Chefs’ Warehouse Inc., The (a)	2,934	62,788
Chiquita Brands International Inc. (a)	8,425	104,891
Coca-Cola Bottling Co. Consolidated	828	70,363
Craft Brew Alliance Inc. (a)	1,922	29,349
Darling International Inc. (a)	28,416	568,888
Diamond Foods Inc. (a)	4,003	139,825
Elizabeth Arden Inc. (a)	4,570	134,861
Fairway Group Holdings Corp. (a)	2,916	22,278
Farmer Brothers Co. (a)	1,027	20,232
Female Health Co., The	4,030	31,273
Fresh Del Monte Produce Inc.	6,752	186,153
Griffin Land & Nurseries Inc.	459	13,880
Hain Celestial Group Inc., The (a)	6,900	631,143
Harbinger Group Inc. (a)	5,977	73,099
Ingles Markets Inc.	2,119	50,475
Inter Parfums Inc.	2,918	105,661
Inventure Foods Inc. (a)	2,514	35,146
J&J Snack Foods Corp.	2,683	257,488
John B. Sanfilippo & Son Inc.	1,525	35,106
Lancaster Colony Corp.	3,319	329,975
Lifevantage Corp. (a)	18,567	24,323
Lifeway Foods Inc.	853	12,539
Limoneira Co.	1,774	40,234
Medifast Inc. (a)	2,362	68,711
National Beverage Corp. (a)	2,044	39,878
Natural Grocers by Vitamin Cottage Inc. (a)	1,591	69,463
Nature’s Sunshine Products Inc.	1,901	26,196
Nutraceutical International Corp. (a)	1,527	39,687
Oil-Dri Corporation of America	848	29,290
Omega Protein Corp. (a)	3,637	43,899

See accompanying notes to schedules of investments.	17

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Consumer Staples (Cont.)
Orchids Paper Products Co.	1,071	$32,773
Pantry Inc., The (a)	4,318	66,238
Pilgrim’s Pride Corp. (a)	10,892	227,861
Post Holdings Inc. (a)	6,907	380,714
PriceSmart Inc.	3,390	342,153
Revlon Inc. Class A (a)	2,043	52,199
Rite Aid Corp. (a)	131,124	822,147
Roundy’s Inc.	4,980	34,262
Sanderson Farms Inc.	4,131	324,242
Seaboard Corp. (a)	53	138,937
Seneca Foods Corp. Class A (a)	1,456	45,835
Snyder’s-Lance Inc.	8,536	240,630
Spartan Stores Inc.	6,550	152,026
Spectrum Brands Holdings Inc.	3,855	307,244
Star Scientific Inc. (a)	30,860	24,216
SUPERVALU Inc. (a)	36,623	250,501
Susser Holdings Corp. (a)	3,242	202,528
Synutra International Inc. (a)	3,147	21,053
Tootsie Roll Industries Inc.	3,625	108,532
TreeHouse Foods Inc. (a)	6,513	468,871
United Natural Foods Inc. (a)	8,854	627,926
Universal Corp.	4,201	234,794
USANA Health Sciences Inc. (a)	1,088	81,970
Vector Group Ltd.	11,353	244,544
Village Super Market Inc. Class A	1,134	29,938
WD-40 Co.	2,779	215,567
Weis Markets Inc.	1,952	96,136

		11,143,067

Energy (5.56%)
Abraxas Petroleum Corp. (a)	14,730	58,331
Adams Resources & Energy Inc.	372	21,546
Alon USA Energy Inc.	4,184	62,509
Alpha Natural Resources Inc. (a)	39,577	168,202
Amyris Inc. (a)	4,955	18,482
Apco Oil and Gas International Inc. (a)	1,526	22,051
Approach Resources Inc. (a)	6,243	130,541
Arch Coal Inc.	38,050	183,401
Athlon Energy Inc. (a)	3,232	114,574
Basic Energy Services Inc. (a)	5,361	146,945
Bill Barrett Corp. (a)	8,791	225,050
Bolt Technology Corp.	1,546	30,564
Bonanza Creek Energy Inc. (a)	5,269	233,944
BPZ Resources Inc. (a)	21,146	67,244
Bristow Group Inc.	6,475	488,992
C&J Energy Services Inc. (a)	8,097	236,109
Cal Dive International Inc. (a)	17,462	29,685
Callon Petroleum Co. (a)	7,276	60,900
CARBO Ceramics Inc.	3,555	490,554
Carrizo Oil & Gas Inc. (a)	8,154	435,913
CHC Group Ltd. (a)	3,409	25,193
Clayton Williams Energy Inc. (a)	1,065	120,356
Clean Energy Fuels Corp. (a)	12,374	110,624
Cloud Peak Energy Inc. (a)	10,914	230,722
Comstock Resources Inc.	8,660	197,881
Contango Oil & Gas Co. (a)	2,669	127,418

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
Dawson Geophysical Co.	1,412	$39,550
Delek US Holdings Inc.	6,653	193,203
Diamondback Energy Inc. (a)	3,799	255,711
Emerald Oil Inc. (a)	10,189	68,470
Endeavour International Corp. (a)	9,297	30,215
Energy XXI (Bermuda) Ltd.	13,110	309,003
EPL Oil & Gas Inc. (a)	5,358	206,819
Equal Energy Ltd.	6,487	29,710
Era Group Inc. (a)	3,731	109,356
Evolution Petroleum Corp.	3,024	38,496
EXCO Resources Inc.	30,469	170,626
Exterran Holdings Inc.	10,340	453,719
Forest Oil Corp. (a)	21,623	41,300
Forum Energy Technologies Inc. (a)	7,071	219,060
Frontline Ltd. (a)	10,350	40,676
FX Energy Inc. (a)	9,323	31,139
GasLog Ltd.	5,383	125,370
Gastar Exploration Inc. (a)	10,096	55,225
Geospace Technologies Corp. (a)	2,317	153,316
Goodrich Petroleum Corp. (a)	5,568	88,086
Green Plains Renewable Energy Inc.	4,510	135,120
Gulf Island Fabrication Inc.	2,518	54,414
GulfMark Offshore Inc. Class A	4,794	215,442
Halcon Resources Corp. (a)	41,709	180,600
Hallador Energy Co.	1,546	13,218
Helix Energy Solutions Group Inc. (a)	19,027	437,240
Hercules Offshore Inc. (a)	28,526	130,934
Hornbeck Offshore Services Inc. (a)	6,406	267,835
ION Geophysical Corp. (a)	23,890	100,577
Isramco Inc. (a)	160	21,202
Jones Energy Inc. Class A (a)	2,018	30,553
Key Energy Services Inc. (a)	27,459	253,721
KiOR Inc. Class A (a)	8,057	4,617
Knightsbridge Tankers Ltd.	5,417	73,400
Kodiak Oil & Gas Corp. (a)	47,652	578,495
L&L Energy Inc. (a) (b)	5,553	2,332
Magnum Hunter Resources Corp. (a)	30,854	262,259
Magnum Hunter Resources Corp. Warrants (a) (b)	3,193	0
Matador Resources Co. (a)	10,439	255,651
Matrix Service Co. (a)	4,672	157,820
Midstates Petroleum Company Inc. (a)	6,115	32,776
Miller Energy Resources Inc. (a)	5,599	32,922
Mitcham Industries Inc. (a)	2,198	30,640
Natural Gas Services Group (a)	2,211	66,640
Newpark Resources Inc. (a)	15,475	177,189
Nordic American Tankers Ltd.	13,538	133,214
North Atlantic Drilling Ltd.	12,765	112,843
Northern Oil and Gas Inc. (a)	11,503	168,174
Nuverra Environmental Solutions Inc. (a)	2,517	51,070
Panhandle Oil & Gas Inc.	1,256	54,774
Parker Drilling Co. (a)	21,564	152,889
PDC Energy Inc. (a)	6,386	397,592
Penn Virginia Corp. (a)	9,856	172,381
Petroquest Energy Inc. (a)	10,125	57,712

18	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Energy (Cont.)
PHI Inc. (a)	2,244	$99,275
Pioneer Energy Services Corp. (a)	11,103	143,784
Quicksilver Resources Inc. (a)	22,878	60,169
Renewable Energy Group Inc. (a)	3,927	47,045
Rentech Inc. (a)	40,654	77,243
Resolute Energy Corp. (a)	12,310	88,632
REX American Resources Corp. (a)	978	55,795
Rex Energy Corp. (a)	8,148	152,449
RigNet Inc. (a)	2,116	113,904
Rosetta Resources Inc. (a)	10,963	510,657
RSP Permian Inc. (a)	4,111	118,767
Sanchez Energy Corp. (a)	6,802	201,543
Scorpio Tankers Inc.	33,204	331,044
SEACOR Holdings Inc. (a)	3,615	312,408
SemGroup Corp. Class A	7,553	496,081
Ship Finance International Ltd.	10,028	180,203
Solazyme Inc. (a)	8,667	100,624
Stone Energy Corp. (a)	8,965	376,261
Swift Energy Co. (a)	7,855	84,520
Synergy Resources Corp. (a)	9,097	97,793
Targa Resources Corp.	5,911	586,726
Teekay Tankers Ltd. Class A	11,046	39,103
Tesco Corp. (a)	5,396	99,826
TETRA Technologies Inc. (a)	14,048	179,814
TGC Industries Inc. (a)	2,718	16,172
Triangle Petroleum Corp. (a)	12,294	101,303
Uranium Energy Corp. (a)	15,538	20,510
Ur-Energy Inc. (a)	22,359	34,656
VAALCO Energy Inc. (a)	10,360	88,578
Vantage Drilling Co. (a)	36,185	61,876
W&T Offshore Inc.	6,290	108,880
Warren Resources Inc. (a)	13,150	63,120
Western Refining Inc.	9,719	375,153
Westmoreland Coal Co. (a)	2,105	62,687
Willbros Group Inc. (a)	7,177	90,574
ZaZa Energy Corp. (a)	6,712	5,048

		17,095,250

Financials (21.68%)
1st Source Corp.	2,686	86,190
1st United Bancorp Inc.	5,359	41,050
Acadia Realty Trust	9,924	261,795
Access National Corp.	1,374	22,273
AG Mortgage Investment Trust Inc.	5,045	88,338
Agree Realty Corp.	2,631	80,009
Alexander & Baldwin Inc.	7,738	329,329
Alexander’s Inc.	381	137,537
Altisource Residential Corp.	10,141	320,050
Ambac Financial Group Inc. (a)	7,737	240,079
American Assets Trust Inc.	6,068	204,734
American Capital Mortgage Investment Corp.	9,478	177,902
American Equity Investment Life Holding Co.	11,469	270,898
American National Bankshares Inc.	1,469	34,551

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
American Realty Capital Properties Inc.	84,557	$1,185,489
American Residential Properties Inc. (a)	2,516	45,238
Ameris Bancorp (a)	4,533	105,619
Amerisafe Inc.	3,304	145,079
Ames National Corp.	1,649	36,344
Amreit Inc. Class B	3,474	57,564
AmTrust Financial Services Inc.	5,581	209,901
Anworth Mortgage Asset Corp.	24,452	121,282
Apollo Commercial Real Estate Finance Inc.	6,672	110,955
Apollo Residential Mortgage Inc.	5,740	93,160
Ares Commercial Real Estate Corp.	3,804	51,012
Argo Group International Holdings Ltd.	4,872	223,625
Arlington Asset Investment Corp. Class A	2,695	71,364
Armada Hoffler Properties Inc.	3,494	35,080
Armour Residential REIT Inc.	67,228	276,979
Arrow Financial Corp.	1,928	50,976
Ashford Hospitality Prime Inc.	3,151	47,643
Ashford Hospitality Trust Inc.	11,057	124,612
Associated Estates Realty Corp.	10,339	175,143
Astoria Financial Corp.	15,896	219,683
AV Homes Inc. (a)	1,770	32,019
Aviv REIT Inc.	2,127	52,005
Baldwin & Lyons Inc.	1,672	43,957
Banc of California Inc.	3,004	36,859
BancFirst Corp.	1,272	72,033
Banco Latinoamericano de Comercio Exterior SA	5,268	139,128
Bancorp Inc., The (a)	5,959	112,089
BancorpSouth Inc.	17,101	426,841
Bank Mutual Corp.	8,291	52,565
Bank of Kentucky Financial Corp., The	1,091	40,956
Bank of Marin Bancorp	1,022	46,010
Bank of the Ozarks Inc.	5,591	380,523
BankFinancial Corp.	3,719	37,116
Banner Corp.	3,474	143,164
Bar Harbor Bankshares	742	28,456
BBCN Bancorp Inc.	14,136	242,291
BBX Capital Corp. Class A (a)	1,324	25,752
Beneficial Mutual Bancorp Inc. (a)	5,790	76,370
Berkshire Hills Bancorp Inc.	4,490	116,201
BGC Partners Inc. Class A	22,828	149,295
Blue Capital Reinsurance Holdings Ltd. (a)	1,175	20,433
BNC Bancorp	3,310	57,362
BofI Holding Inc. (a)	2,165	185,649
Boston Private Financial Holdings Inc.	14,325	193,817
Bridge Bancorp Inc.	1,985	53,019
Bridge Capital Holdings (a)	1,736	41,247
Brookline Bancorp Inc.	12,619	118,871
Bryn Mawr Bank Corp.	2,426	69,699

See accompanying notes to schedules of investments.	19

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
C&F Financial Corp.	613	$20,315
Calamos Asset Management Inc. Class A	3,558	46,005
California First National Bancorp	425	6,524
Camden National Corp.	1,387	57,144
Campus Crest Communities Inc.	11,537	100,141
Capital Bank Financial Corp. Class A (a)	4,274	107,320
Capital City Bank Group Inc.	2,290	30,411
Capitala Finance Corp.	727	14,017
Capitol Federal Financial Inc.	26,733	335,499
Capstead Mortgage Corp.	17,242	218,284
Cardinal Financial Corp.	5,752	102,558
Cascade Bancorp (a)	1,276	7,146
Cash America International Inc.	5,124	198,401
CatchMark Timber Trust Inc. Class A	1,220	17,141
Cathay General Bancorp	14,168	356,892
Cedar Realty Trust Inc.	12,767	78,006
Center Bancorp Inc.	2,120	40,280
Centerstate Banks Inc.	5,471	59,743
Central Pacific Financial Corp.	3,966	80,113
Century Bancorp Inc. Class A	624	21,285
Chambers Street Properties	42,485	330,108
Charter Financial Corp.	4,174	45,121
Chatham Lodging Trust	4,696	94,953
Chemical Financial Corp.	5,251	170,395
Chemung Financial Corp.	636	17,248
Chesapeake Lodging Trust	8,712	224,160
CIFC Corp.	1,412	11,494
Citizens & Northern Corp.	2,227	43,894
Citizens Inc. (a)	7,759	57,417
City Holding Co.	2,813	126,191
Clifton Savings Bancorp Inc.	1,641	19,233
CNB Financial Corp.	2,594	45,862
CNO Financial Group Inc.	39,904	722,262
CoBiz Financial Inc.	6,450	74,304
Cohen & Steers Inc.	3,381	134,733
Colony Financial Inc.	16,547	363,207
Columbia Banking System Inc.	9,137	260,587
Community Bank System Inc.	7,180	280,164
Community Trust Bancorp Inc.	2,510	104,115
CommunityOne Bancorp (a)	1,876	21,049
ConnectOne Bancorp Inc. (a)	302	14,786
Consolidated-Tomoka Land Co.	1,078	43,422
Consumer Portfolio Services Inc. (a)	3,153	21,567
Coresite Realty Corp.	3,740	115,940
Cousins Properties Inc.	30,234	346,784
Cowen Group Inc. Class A (a)	17,514	77,237
Crawford & Co. Class B	4,609	50,284
Credit Acceptance Corp. (a)	1,282	182,236
CU Bancorp (a)	1,723	31,703
CubeSmart	25,172	431,952
Customers Bancorp Inc. (a)	3,583	74,777
CVB Financial Corp.	16,466	261,809
CyrusOne Inc.	3,397	70,760
CYS Investments Inc.	29,019	239,697
DCT Industrial Trust Inc.	56,626	446,213

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
DFC Global Corp. (a)	7,322	$64,653
Diamond Hill Investment Group	512	67,297
DiamondRock Hospitality Co.	35,114	412,590
Dime Community Bancshares	5,714	97,024
Donegal Group Inc.	1,325	19,318
Doral Financial Corp. (a)	1,163	10,095
DuPont Fabros Technology Inc.	11,239	270,523
Dynex Capital Inc.	10,036	89,822
Eagle Bancorp Inc. (a)	4,013	144,869
EastGroup Properties Inc.	5,460	343,489
Education Realty Trust Inc.	20,517	202,503
eHealth Inc. (a)	3,310	168,148
Ellington Residential Mortgage REIT	1,175	19,881
EMC Insurance Group Inc.	797	28,317
Empire State Realty Trust Inc. Class A	14,849	224,368
Employers Holdings Inc.	5,525	111,771
Encore Capital Group Inc. (a)	4,513	206,244
Enstar Group Ltd. (a)	1,705	232,409
Enterprise Bancorp Inc.	1,316	26,767
Enterprise Financial Services Corp.	3,501	70,265
EPR Properties	9,291	496,046
Equity One Inc.	10,850	242,389
ESB Financial Corp.	2,315	30,257
ESSA Bancorp Inc.	1,664	18,088
Essent Group Ltd. (a)	4,039	90,716
EverBank Financial Corp.	14,445	285,000
Evercore Partners Inc. Class A	5,684	314,041
Excel Trust Inc.	8,642	109,581
EZCORP Inc. Class A (a)	9,138	98,599
F.N.B. Corp.	27,921	374,141
Farmers Capital Bank Corp. (a)	1,375	30,882
FBL Financial Group Inc. Class A	1,612	69,832
FBR & Co. (a)	1,418	36,627
Federal Agricultural Mortgage Corp. Class C	1,880	62,510
FelCor Lodging Trust Inc. (a)	22,329	201,854
Fidelity & Guaranty Life	2,049	48,356
Fidelity Southern Corp.	2,665	37,230
Financial Engines Inc.	8,782	445,950
Financial Institutions Inc.	2,450	56,399
First American Financial Corp.	19,440	516,132
First Bancorp (North Carolina)	3,530	67,070
First BanCorp (Puerto Rico) (a)	13,024	70,851
First Bancorp Inc.	1,755	28,606
First Busey Corp.	13,175	76,415
First Cash Financial Services Inc. (a)	5,224	263,603
First Commonwealth Financial Corp.	17,627	159,348
First Community Bancshares Inc.	3,075	50,307
First Connecticut Bancorp Inc.	3,113	48,750
First Defiance Financial Corp.	1,790	48,545
First Federal Bancshares of Arkansas Inc. (a)	565	5,181
First Financial Bancorp	10,396	186,920
First Financial Bankshares Inc.	5,670	350,349
First Financial Corp. Indiana	2,044	68,842
First Financial Holdings Inc.	4,315	270,205

20	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
First Financial Northwest Inc.	2,676	$27,161
First Industrial Realty Trust Inc.	19,312	373,108
First Interstate BancSystem Inc.	3,174	89,570
First Marblehead Corp., The (a)	1,679	10,141
First Merchants Corp.	6,241	135,055
First Midwest Bancorp Inc.	13,496	230,512
First NBC Bank Holding Co. (a)	766	26,703
First of Long Island Corp., The	1,420	57,666
First Potomac Realty Trust	10,446	134,962
First Security Group Inc. (a)	11,512	23,945
FirstMerit Corp.	29,738	619,443
Flagstar Bancorp Inc. (a)	3,544	78,748
Flushing Financial Corp.	5,539	116,707
Forestar Group Inc. (a)	6,236	111,001
Fortegra Financial Corp. (a)	1,138	8,000
Fox Chase Bancorp	2,312	38,957
Franklin Financial Corp. (a)	1,934	37,829
Franklin Street Properties Corp.	16,137	203,326
FXCM Inc. Class A	6,521	96,315
Gain Capital Holdings Inc.	1,938	20,950
GAMCO Investors Inc.	1,072	83,241
Geo Group Inc., The	12,864	414,735
German American Bancorp Inc.	2,316	66,909
Getty Realty Corp.	4,622	87,310
GFI Group Inc.	12,472	44,276
Glacier Bancorp Inc.	12,946	376,340
Gladstone Commercial Corp.	2,766	47,962
Glimcher Realty Trust	25,880	259,576
Global Indemnity PLC (a)	1,523	40,116
Government Properties Income Trust	9,775	246,330
Gramercy Property Trust Inc.	10,639	54,897
Great Southern Bancorp Inc.	1,863	55,946
Green Dot Corp. Class A (a)	4,597	89,779
Greenhill & Co. Inc.	5,062	263,123
Greenlight Capital Re Ltd. Class A (a)	5,047	165,542
Guaranty Bancorp	2,674	38,104
Hallmark Financial Services Inc. (a)	2,731	22,695
Hampton Roads Bankshares Inc. (a)	5,921	9,414
Hancock Holding Co.	15,241	558,583
Hanmi Financial Corp.	5,673	132,181
Hannon Armstrong Sustainable Infrastructure Capital Inc.	2,736	39,262
HCI Group Inc.	1,763	64,173
Health Insurance Innovations Inc. Class A (a)	853	8,820
Healthcare Realty Trust Inc.	17,252	416,636
Heartland Financial USA Inc.	2,664	71,901
Heritage Commerce Corp.	3,696	29,790
Heritage Financial Corp.	2,655	44,923
Heritage Oaks Bancorp (a)	3,905	31,552
Hersha Hospitality Trust	36,399	212,206
HFF Inc. Class A	5,920	198,971
Highwoods Properties Inc.	16,169	621,051
Hilltop Holdings Inc. (a)	11,962	284,576
Hingham Institution for Savings	239	18,762
Home Bancorp Inc. (a)	1,187	24,915

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Home Bancshares Inc.	8,117	$279,387
Home Federal Bancorp Inc.	2,609	40,596
Home Loan Servicing Solutions Ltd.	12,796	276,394
HomeStreet Inc.	2,410	47,116
HomeTrust Bancshares Inc. (a)	3,756	59,270
Horace Mann Educators Corp.	7,139	207,031
Horizon Bancorp	1,597	35,581
Hudson Pacific Properties Inc.	8,973	207,007
Hudson Valley Holding Corp.	2,939	55,988
IBERIABANK Corp.	5,333	374,110
ICG Group Inc. (a)	6,861	140,102
Imperial Holdings Inc. (a)	3,178	18,274
Independence Holding Co.	1,475	19,794
Independent Bank Corp.	4,252	167,401
Independent Bank Group Inc.	694	40,772
Infinity Property & Casualty Corp.	2,076	140,400
Inland Real Estate Corp.	15,498	163,504
International Bancshares Corp.	9,615	241,144
Intervest Bancshares Corp. Class A (a)	3,272	24,376
INTL FCStone Inc. (a)	2,578	48,492
Invesco Mortgage Capital	22,357	368,220
Investment Technology Group Inc. (a)	6,674	134,815
Investors Bancorp Inc.	9,054	250,253
Investors Real Estate Trust	18,924	169,938
Investors Title Co.	242	18,368
iStar Financial Inc. (a)	15,281	225,548
Janus Capital Group Inc.	26,810	291,425
JAVELIN Mortgage Investment Corp.	2,154	28,885
JGWPT Holdings Inc. Class A (a)	2,044	37,323
JMP Group Inc.	2,812	19,993
Kansas City Life Insurance Co.	700	33,740
KCG Holdings Inc. Class A (a)	12,760	152,227
Kearny Financial Corp. (a)	2,578	38,103
Kennedy-Wilson Holdings Inc.	11,656	262,377
Kite Realty Group Trust	23,416	140,496
Ladder Capital Corp. Class A (a)	2,247	42,423
Ladenburg Thalmann Financial Services Inc. (a)	18,482	55,816
Lakeland Bancorp Inc.	6,425	72,281
Lakeland Financial Corp.	2,947	118,528
LaSalle Hotel Properties	18,667	584,464
LCNB Corp.	1,224	21,175
Lexington Realty Trust	31,183	340,207
LTC Properties Inc.	6,244	234,962
Macatawa Bank Corp.	4,344	21,894
Maiden Holdings Ltd.	8,963	111,858
MainSource Financial Group Inc.	3,685	63,014
Manning & Napier Inc.	2,470	41,422
Marcus & Millichap Inc. (a)	1,255	22,389
MarketAxess Holdings Inc.	6,738	399,024
Marlin Business Services Corp.	1,498	31,173
MB Financial Inc.	9,832	304,399
Meadowbrook Insurance Group Inc.	9,004	52,493
Medical Properties Trust Inc.	29,009	371,025
Mercantile Bank Corp.	1,547	31,899
Merchants Bancshares Inc.	1,049	34,208

See accompanying notes to schedules of investments.	21

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Meridian Interstate Bancorp Inc. (a)	1,480	$37,844
Meta Financial Group Inc.	1,047	46,958
Metro Bancorp Inc. (a)	2,500	52,850
MGIC Investment Corp. (a)	58,250	496,290
Middleburg Financial Corp.	969	17,064
MidSouth Bancorp Inc.	1,500	25,245
MidWestOne Financial Group Inc.	1,263	31,878
Monmouth Real Estate Investment Corp. Class A	8,168	77,923
Montpelier Re Holdings Ltd.	7,442	221,474
NASB Financial Inc.	752	18,950
National Bank Holdings Corp. Class A	8,157	163,711
National Bankshares Inc.	1,265	46,185
National Health Investors Inc.	5,240	316,810
National Interstate Corp.	1,192	31,958
National Penn Bancshares Inc.	21,037	219,837
National Western Life Insurance Co.	393	96,088
Navigators Group Inc., The (a)	1,867	114,615
NBT Bancorp Inc.	7,875	192,622
Nelnet Inc. Class A	4,104	167,854
New Residential Investment Corp.	45,506	294,424
New York Mortgage Trust Inc.	13,654	106,228
NewBridge Bancorp (a)	4,622	33,001
NewStar Financial Inc. (a)	4,794	66,445
Nicholas Financial Inc.	1,897	29,840
Northfield Bancorp Inc.	10,421	134,014
Northrim BanCorp Inc.	1,205	30,956
NorthStar Realty Finance Corp.	58,717	947,692
Northwest Bancshares Inc.	16,772	244,871
OceanFirst Financial Corp.	2,476	43,800
OFG Bancorp	8,257	141,938
Old National Bancorp	18,155	270,691
OmniAmerican Bancorp Inc.	2,125	48,429
One Liberty Properties Inc.	2,135	45,518
OneBeacon Insurance Group Ltd. Class A	4,088	63,200
Oppenheimer Holdings Inc. Class A	1,768	49,592
Oritani Financial Corp.	8,141	128,709
Pacific Continental Corp.	3,249	44,706
Pacific Premier Bancorp Inc. (a)	2,950	47,613
PacWest Bancorp	6,806	292,726
Palmetto Bancshares Inc. (a)	810	11,413
Park National Corp.	2,070	159,162
Park Sterling Corp.	8,041	53,473
Parkway Properties Inc.	10,613	193,687
Peapack-Gladstone Financial Corp.	2,126	46,772
Pebblebrook Hotel Trust	11,030	372,483
Penns Woods Bancorp Inc.	855	41,707
Pennsylvania Real Estate Investment Trust	12,229	220,733
PennyMac Financial Services Inc. Class A (a)	2,351	39,121
PennyMac Mortgage Investment Trust	12,694	303,387
Peoples Bancorp Inc.	1,936	47,877
PHH Corp. (a)	10,309	266,385
Phoenix Companies Inc., The (a)	1,033	53,458
Physicians Realty Trust	3,632	50,557

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
PICO Holdings Inc. (a)	4,119	$107,053
Pinnacle Financial Partners Inc.	6,296	236,037
Piper Jaffray Companies Inc. (a)	2,890	132,362
Platinum Underwriters Holdings Ltd.	4,948	297,375
Portfolio Recovery Associates Inc. (a)	9,111	527,162
Potlatch Corp.	7,286	281,895
Preferred Bank (a)	2,119	55,009
Primerica Inc.	10,252	482,972
PrivateBancorp Inc.	11,661	355,777
Prosperity Bancshares Inc.	10,804	714,685
Provident Financial Holdings Inc.	1,468	22,637
Provident Financial Services Inc.	10,719	196,908
PS Business Parks Inc.	3,482	291,165
Pzena Investment Management Inc. Class A	1,958	23,046
QTS Realty Trust Inc. Class A	2,534	63,578
Radian Group Inc.	31,051	466,697
RAIT Financial Trust	14,615	124,081
Ramco-Gershenson Properties Trust	11,935	194,540
RCS Capital Corp. Class A	358	13,933
RE/MAX Holdings Inc. Class A (a)	2,068	59,620
Redwood Trust Inc.	14,790	299,941
Regional Management Corp. (a)	1,004	24,759
Renasant Corp.	5,518	160,298
Republic Bancorp Inc. Class A	1,750	39,550
Resource America Inc. Class A	2,181	18,691
Resource Capital Corp.	22,968	127,932
Retail Opportunity Investments Corp.	12,912	192,905
Rexford Industrial Realty Inc.	3,074	43,589
RLI Corp.	7,660	338,878
RLJ Lodging Trust	22,245	594,831
Rockville Financial Inc.	4,701	63,887
Rouse Properties Inc.	4,665	80,425
Ryman Hospitality Properties Inc.	7,929	337,141
S&T Bancorp Inc.	5,326	126,226
Sabra Health Care REIT Inc.	6,707	187,058
Safeguard Scientifics Inc. (a)	3,803	84,351
Safety Insurance Group Inc.	2,308	124,286
Sandy Spring Bancorp Inc.	4,466	111,561
Saul Centers Inc.	1,448	68,577
Seacoast Banking Corporation of Florida (a)	2,913	32,043
Select Income REIT	3,896	117,932
Selective Insurance Group Inc.	9,934	231,661
Sierra Bancorp	2,151	34,244
Silver Bay Realty Trust Corp.	2,729	42,354
Silvercrest Asset Management Group Inc. Class A	988	18,071
Simmons First National Corp.	2,932	109,276
Southside Bancshares Inc.	3,202	100,479
Southwest Bancorp Inc.	3,549	62,675
Sovran Self Storage Inc.	5,655	415,360
Springleaf Holdings Inc. (a)	4,325	108,774
STAG Industrial Inc.	7,954	191,691
State Auto Financial Corp.	2,704	57,622
State Bank Financial Corp.	5,701	100,851

22	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Sterling Bancorp	15,013	$190,065
Sterling Financial Corp.	6,091	203,013
Stewart Information Services Corp.	3,804	133,635
Stifel Financial Corp. (a)	11,402	567,364
Stonegate Mortgage Corp. (a)	1,405	20,878
Strategic Hotels & Resorts Inc. (a)	32,572	331,909
Suffolk Bancorp (a)	2,129	47,477
Summit Hotel Properties Inc.	14,250	132,240
Sun Bancorp Inc. (a)	7,184	24,138
Sun Communities Inc.	7,251	326,948
Sunstone Hotel Investors Inc.	32,865	451,236
Susquehanna Bancshares Inc.	33,462	381,132
SWS Group Inc. (a)	5,173	38,694
SY Bancorp Inc.	2,511	79,448
Symetra Financial Corp.	14,632	290,006
Talmer Bancorp Inc. Class A (a)	3,159	46,248
Taylor Capital Group Inc. (a)	3,091	73,937
Tejon Ranch Co. (a)	2,501	84,609
Terreno Realty Corp.	4,483	84,774
Territorial Bancorp Inc.	1,705	36,828
Texas Capital Bancshares Inc. (a)	7,330	476,010
Third Point Reinsurance Ltd. (a)	4,588	72,720
Tompkins Financial Corp.	2,587	126,660
Tower Group International Ltd.	10,645	28,742
TowneBank	4,790	74,293
Tree.com Inc. (a)	1,141	35,417
Trico Bancshares	2,919	75,690
Tristate Capital Holdings Inc. (a)	1,193	16,953
Trustco Bank Corp. NY	16,907	119,025
Trustmark Corp.	12,048	305,417
UMB Financial Corp.	6,409	414,662
UMH Properties Inc.	3,097	30,289
Umpqua Holdings Corp.	20,109	374,832
Union First Market Bankshares Corp.	7,642	194,260
United Bankshares Inc.	10,655	326,256
United Community Banks Inc. (a)	7,791	151,223
United Community Financial Corp. (a)	8,740	34,261
United Financial Bancorp Inc.	3,566	65,579
United Fire Group Inc.	3,658	111,020
Universal Health Realty Income Trust	2,159	91,196
Universal Insurance Holdings Inc.	4,692	59,588
Univest Corp. of Pennsylvania	3,036	62,299
Urstadt Biddle Properties Inc.	4,519	93,363
Vantagesouth Bancshares Inc. (a)	2,136	15,016
ViewPoint Financial Group Inc.	7,181	207,172
Virtus Investment Partners Inc. (a)	1,210	209,536
Walker & Dunlop Inc. (a)	2,939	48,053
Walter Investment Management Corp. (a)	6,628	197,713
Washington Banking Co.	2,841	50,513
Washington Real Estate Investment Trust	11,997	286,488
Washington Trust Bancorp Inc.	2,586	96,897
Waterstone Financial Inc. (a)	1,596	16,582
Webster Financial Corp.	16,231	504,135
WesBanco Inc.	4,659	148,296
West Bancorporation	2,528	38,400

	Shares	Value
Common Stocks (Cont.)
Financials (Cont.)
Westamerica Bancorporation	4,838	$261,639
Western Alliance Bancorp (a)	13,309	327,401
Western Asset Mortgage Capital Corp.	4,784	74,822
Westfield Financial Inc.	3,264	24,317
Westwood Holdings Group Inc.	1,248	78,237
Whitestone REIT	3,780	54,583
Wilshire Bancorp Inc.	12,186	135,265
Winthrop Realty Trust	5,764	66,805
Wintrust Financial Corp.	7,716	375,461
WisdomTree Investments Inc. (a)	17,969	235,753
World Acceptance Corp. (a)	1,546	116,074
WSFS Financial Corp.	1,413	100,931
Yadkin Financial Corp. (a)	2,629	56,287
ZAIS Financial Corp.	1,047	17,443

		66,699,242

Health Care (13.32%)
Abaxis Inc. (a)	3,956	153,803
Abiomed Inc. (a)	6,956	181,134
Acadia Healthcare Company Inc. (a)	6,360	286,963
ACADIA Pharmaceuticals Inc. (a)	13,878	337,652
Accelerate Diagnostics Inc. (a)	2,045	44,601
Acceleron Pharma Inc. (a)	1,317	45,436
Accuray Inc. (a)	13,270	127,392
AcelRx Pharmaceuticals Inc. (a)	4,177	50,166
Achillion Pharmaceuticals Inc. (a)	17,337	57,039
Acorda Therapeutics Inc. (a)	7,280	275,985
Addus HomeCare Corp. (a)	1,013	23,350
Aegerion Pharmaceuticals Inc. (a)	5,168	238,348
Aerie Pharmaceuticals Inc. (a)	1,440	30,514
Affymetrix Inc. (a)	12,943	92,284
Agios Pharmaceuticals Inc. (a)	1,246	48,781
Air Methods Corp. (a)	6,982	373,048
Akorn Inc. (a)	10,430	229,460
Albany Molecular Research Inc. (a)	4,194	77,966
Align Technology Inc. (a)	13,134	680,210
Alimera Sciences Inc. (a)	3,639	28,712
Alliance HealthCare Services Inc. (a)	918	30,781
Almost Family Inc. (a)	1,495	34,534
Alnylam Pharmaceuticals Inc. (a)	10,443	701,143
Alphatec Holdings Inc. (a)	11,416	17,124
AMAG Pharmaceuticals Inc. (a)	3,896	75,388
Amedisys Inc. (a)	5,610	83,533
Amicus Therapeutics Inc. (a)	5,829	12,066
AMN Healthcare Services Inc. (a)	8,219	112,929
Ampio Pharmaceuticals Inc. (a)	6,932	44,018
Amsurg Corp. (a)	5,727	269,627
Anacor Pharmaceuticals Inc. (a)	4,567	91,386
Analogic Corp.	2,198	180,478
Angiodynamics Inc. (a)	4,459	70,229
Anika Therapeutics Inc. (a)	2,150	88,365
Antares Pharma Inc. (a)	20,465	71,628
Aratana Therapeutics Inc. (a)	1,480	27,469
Arena Pharmaceuticals Inc. (a)	39,345	247,874
Argos Therapeutics Inc. (a)	611	6,110

See accompanying notes to schedules of investments.	23

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
ArQule Inc. (a)	10,778	$22,095
Array Biopharma Inc. (a)	22,348	105,036
ArthroCare Corp. (a)	5,042	242,974
athenahealth Inc. (a)	6,597	1,057,103
AtriCure Inc. (a)	4,292	80,733
Atrion Corp.	278	85,107
Auspex Pharmaceuticals Inc. (a)	1,109	34,113
Auxilium Pharmaceuticals Inc. (a)	8,838	240,217
AVANIR Pharmaceuticals Inc. Class A (a)	26,165	96,026
Aveo Pharmaceuticals Inc. (a)	9,567	14,303
BIND Therapeutics Inc. (a)	918	10,979
BioDelivery Sciences International Inc. (a)	6,603	55,729
Biolase Inc. (a)	6,580	15,858
Bio-Reference Laboratories Inc. (a)	4,402	121,847
BioScrip Inc. (a)	10,557	73,688
BioTime Inc. (a)	6,981	22,967
Bluebird Bio Inc. (a)	1,277	29,039
Cambrex Corp. (a)	5,355	101,049
Cantel Medical Corp.	5,888	198,543
Capital Senior Living Corp. (a)	5,141	133,615
Cara Therapeutics Inc. (a)	979	18,219
Cardiovascular Systems Inc. (a)	4,679	148,745
Cell Therapeutics Inc. (a)	23,320	79,288
Celladon Corp. (a)	721	8,594
Celldex Therapeutics Inc. (a)	16,012	282,932
Cellular Dynamics International Inc. (a)	777	11,601
Cempra Inc. (a)	3,569	41,222
Centene Corp. (a)	9,770	608,182
Cepheid Inc. (a)	12,051	621,591
Cerus Corp. (a)	12,679	60,859
Chelsea Therapeutics International Ltd. (a)	14,114	77,909
Chemed Corp.	3,163	282,930
ChemoCentryx Inc. (a)	4,531	30,041
Chimerix Inc. (a)	1,558	35,585
Chindex International Inc. (a)	2,269	43,293
Clovis Oncology Inc. (a)	3,226	223,465
Computer Programs & Systems Inc.	1,981	127,973
Conatus Pharmaceuticals Inc. (a)	1,168	9,502
Concert Pharmaceuticals Inc. (a)	1,219	16,396
Conmed Corp.	4,980	216,381
Corcept Therapeutics Inc. (a)	9,511	41,468
Coronado Biosciences Inc. (a)	6,121	12,120
Corvel Corp. (a)	2,031	101,063
Cross Country Healthcare Inc. (a)	4,868	39,285
CryoLife Inc.	4,962	49,422
Curis Inc. (a)	15,615	44,034
Cutera Inc. (a)	2,701	30,224
Cyberonics Inc. (a)	4,965	323,966
Cynosure Inc. Class A (a)	3,457	101,290
Cytokinetics Inc. (a)	5,883	55,888
Cytori Therapeutics Inc. (a)	11,722	31,649
Dendreon Corp. (a)	28,644	85,646
DepoMed Inc. (a)	10,158	147,291
Derma Sciences Inc. (a)	3,628	46,003

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Dexcom Inc. (a)	12,698	$525,189
Dicerna Pharmaceuticals Inc. (a)	638	18,024
Durata Therapeutics Inc. (a) (b)	2,362	31,816
Dyax Corp. (a)	24,192	217,244
Dynavax Technologies Corp. (a)	47,416	85,349
Eagle Pharmaceuticals Inc. (a)	604	7,701
Egalet Corp. (a)	600	8,394
Eleven Biotherapeutics Inc. (a)	441	7,157
Emergent Biosolutions Inc. (a)	4,976	125,744
Emeritus Corp. (a)	7,263	228,349
Enanta Pharmaceuticals Inc. (a)	660	26,393
Endocyte Inc. (a)	5,499	130,931
Endologix Inc. (a)	11,258	144,890
Ensign Group Inc., The	3,472	151,518
Enzon Pharmaceuticals Inc.	7,361	7,582
Epizyme Inc. (a)	1,183	26,937
Esperion Therapeutics Inc. (a)	871	13,170
Exact Sciences Corp. (a)	12,720	180,242
Exactech Inc. (a)	1,714	38,668
ExamWorks Group Inc. (a)	5,763	201,763
Exelixis Inc. (a)	34,923	123,627
Fibrocell Science Inc. (a)	4,071	21,291
Five Prime Therapeutics Inc. (a)	1,260	24,772
Five Star Quality Care Inc. (a)	7,511	36,503
Flexion Therapeutics Inc. (a)	821	13,505
Fluidigm Corp. (a)	4,566	201,224
Foundation Medicine Inc. (a)	1,230	39,815
Furiex Pharmaceuticals Inc. (a)	1,193	103,791
Galena Biopharma Inc. (a)	21,208	53,020
GenMark Diagnostics Inc. (a)	6,378	63,397
Genocea Biosciences Inc. (a)	708	12,879
Genomic Health Inc. (a)	3,034	79,916
Gentiva Health Services Inc. (a)	5,640	51,437
Geron Corp. (a)	27,833	57,893
Globus Medical Inc. Class A (a)	9,818	261,061
GlycoMimetics Inc. (a)	1,367	22,323
Greatbatch Inc. (a)	4,295	197,226
GTx Inc. (a)	4,819	7,373
Haemonetics Corp. (a)	9,177	299,078
Halozyme Therapeutics Inc. (a)	17,352	220,370
Hanger Inc. (a)	6,253	210,601
Harvard Apparatus Regenerative Techolonogy Inc. (a)	1,138	10,322
Harvard Bioscience Inc. (a)	4,555	21,591
Healthsouth Corp.	15,668	562,951
HealthStream Inc. (a)	3,583	95,666
Healthways Inc. (a)	6,208	106,405
HeartWare International Inc. (a)	2,934	275,151
Hi-Tech Pharmacal Co. Inc. (a)	1,997	86,530
HMS Holdings Corp. (a)	15,737	299,790
Horizon Pharma Inc. (a)	9,987	151,003
Hyperion Therapeutics Inc. (a)	1,551	40,016
ICU Medical Inc. (a)	2,323	139,101
Idenix Pharmaceuticals Inc. (a)	20,162	121,577
ImmunoGen Inc. (a)	15,260	227,832
Immunomedics Inc. (a)	13,241	55,745

24	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Impax Laboratories Inc. (a)	12,298	$324,913
Infinity Pharmaceuticals Inc. (a)	8,708	103,538
Inogen Inc. (a)	901	14,876
Insmed Inc. (a)	6,250	119,000
Insulet Corp. (a)	9,602	455,327
Insys Therapeutics Inc. (a)	1,366	56,593
Integra LifeSciences Holdings Corp. (a)	4,122	189,571
Intercept Pharmaceuticals Inc. (a)	1,287	424,440
InterMune Inc. (a)	17,643	590,511
Intrexon Corp. (a)	2,065	54,289
Invacare Corp.	5,707	108,832
IPC The Hospitalist Co. (a)	3,000	147,240
Ironwood Pharmaceuticals Inc. (a)	19,113	235,472
Isis Pharmaceuticals Inc. (a)	20,182	872,064
KaloBios Pharmaceuticals Inc. (a)	1,989	5,390
Karyopharm Therapeutics Inc. (a)	1,442	44,543
Keryx Biopharmaceuticals Inc. (a)	16,032	273,185
Kindred Biosciences Inc. (a)	532	9,858
Kindred Healthcare Inc.	9,686	226,846
KYTHERA Biopharmaceuticals Inc. (a)	2,119	84,251
Landauer Inc.	1,732	78,512
Lannett Company Inc. (a)	3,366	120,234
LDR Holding Corp. (a)	1,045	35,875
Lexicon Pharmaceuticals Inc. (a)	41,063	71,039
LHC Group Inc. (a)	2,169	47,848
Ligand Pharmaceuticals Inc. Class B (a)	3,215	216,241
Luminex Corp. (a)	6,803	123,202
MacroGenics Inc. (a)	1,154	32,116
Magellan Health Services Inc. (a)	4,849	287,788
MannKind Corp. (a)	26,926	108,243
Masimo Corp. (a)	8,713	237,952
MedAssets Inc. (a)	10,936	270,229
Medical Action Industries Inc. (a)	2,667	18,589
Medicines Co., The (a)	11,374	323,249
Medidata Solutions Inc. (a)	9,545	518,675
MEI Pharma Inc. (a)	2,109	23,473
Merge Healthcare Inc. (a)	12,151	29,648
Meridian Bioscience Inc.	7,453	162,401
Merit Medical Systems Inc. (a)	7,715	110,325
Merrimack Pharmaceuticals Inc. (a)	17,295	87,167
MiMedx Group Inc. (a)	16,403	100,550
Molina Healthcare Inc. (a)	5,078	190,730
Momenta Pharmaceuticals Inc. (a)	8,599	100,178
MWI Veterinary Supply Inc. (a)	2,302	358,237
Nanosphere Inc. (a)	10,099	21,713
National Healthcare Corp.	1,919	107,023
National Research Corp. Class A (a)	1,572	26,079
National Research Corp. Class B (a)	241	10,575
Natus Medical Inc. (a)	5,443	140,429
Navidea Biopharmaceuticals Inc. (a)	21,155	39,137
Nektar Therapeutics (a)	22,423	271,767
Neogen Corp. (a)	6,439	289,433
NeoGenomics Inc. (a)	6,019	20,886
Neurocrine Biosciences Inc. (a)	13,546	218,091
NewLink Genetics Corp. (a)	3,316	94,174

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Novavax Inc. (a)	33,700	$152,661
NPS Pharmaceuticals Inc. (a)	18,043	540,027
NuVasive Inc. (a)	7,937	304,860
NxStage Medical Inc. (a)	10,723	136,611
Omeros Corp. (a)	6,097	73,591
Omnicell Inc. (a)	6,517	186,517
OncoGenex Pharmaceutical Inc. (a)	2,591	30,470
OncoMed Pharmaceuticals Inc. (a)	834	28,064
Onconova Therapeutics Inc. (a)	1,013	6,422
Ophthotech Corp. (a)	1,728	61,759
Opko Health Inc. (a)	33,936	316,284
OraSure Technologies Inc. (a)	9,917	79,038
Orexigen Therapeutics Inc. (a)	20,013	130,084
Orthofix International NV (a)	3,260	98,289
Osiris Therapeutics Inc. (a)	2,983	39,167
OvaScience Inc. (a)	2,158	19,293
Owens & Minor Inc.	11,356	397,801
Oxford Immunotec Global PLC (a)	1,120	22,478
Pacific Biosciences of California Inc. (a)	9,210	49,274
Pacira Pharmaceuticals Inc. (a)	4,955	346,800
Parexel International Corp. (a)	10,206	552,043
PDL BioPharma Inc.	28,950	240,574
Peregrine Pharmaceuticals Inc. (a)	31,711	60,251
Pernix Therapeutics Holdings Inc. (a)	3,161	16,911
PharMerica Corp. (a)	5,323	148,938
PhotoMedex Inc. (a)	2,379	37,660
Portola Pharmaceuticals Inc. (a)	1,993	51,619
Pozen Inc.	4,917	39,336
Prestige Brands Holdings Inc. (a)	9,240	251,790
Progenics Pharmaceuticals Inc. (a)	12,124	49,587
Prothena Corp. PLC (a)	2,580	98,840
Providence Service Corp. (a)	1,902	53,789
PTC Therapeutics Inc. (a)	2,017	52,724
Puma Biotechnology Inc. (a)	4,180	435,305
Quality Systems Inc.	7,110	120,017
Questcor Pharmaceuticals Inc.	9,322	605,277
Quidel Corp. (a)	5,012	136,828
Raptor Pharmaceutical Corp. (a)	10,848	108,480
Receptos Inc. (a)	1,334	55,948
Regulus Therapeutics Inc. (a)	1,868	16,849
Relypsa Inc. (a)	1,114	33,208
Repligen Corp. (a)	5,740	73,816
Repros Therapeutics Inc. (a)	4,158	73,763
Retrophin Inc. (a)	3,410	72,292
Revance Therapeutics Inc. (a)	1,243	39,154
Rigel Pharmaceuticals Inc. (a)	15,849	61,494
Rockwell Medical Inc. (a)	7,061	89,392
RTI Surgical Inc. (a)	9,982	40,727
Sagent Pharmaceuticals Inc. (a)	3,386	79,131
Sangamo BioSciences Inc. (a)	11,983	216,653
Sarepta Therapeutics Inc. (a)	6,729	161,698
SciClone Pharmaceuticals Inc. (a)	9,668	43,989
Select Medical Holdings Corp.	8,738	108,788
Sequenom Inc. (a)	20,561	50,374
SIGA Technologies Inc. (a)	6,754	20,937

See accompanying notes to schedules of investments.	25

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Health Care (Cont.)
Skilled Healthcare Group Inc. Class A (a)	3,788	$19,963
Spectranetics Corp. (a)	7,246	219,626
Spectrum Pharmaceuticals Inc. (a)	11,425	89,572
STAAR Surgical Co. (a)	6,591	123,911
Stemline Therapeutics Inc. (a)	1,792	36,485
STERIS Corp.	10,593	505,816
Sucampo Pharmaceuticals Inc. Class A (a)	2,523	18,039
Sunesis Pharmaceuticals Inc. (a)	6,762	44,697
Supernus Pharmaceuticals Inc. (a)	3,611	32,282
Surgical Care Affiliates Inc. (a)	2,008	61,746
SurModics Inc. (a)	2,498	56,455
Symmetry Medical Inc. (a)	6,792	68,328
Synageva BioPharma Corp. (a)	3,710	307,819
Synergy Pharmaceuticals Inc. (a)	14,504	77,016
Synta Pharmaceuticals Corp. (a)	8,954	38,592
Tandem Diabetes Care Inc. (a)	1,628	35,963
Targacept Inc. (a)	4,914	23,342
Team Health Holdings Inc. (a)	12,338	552,126
TearLab Corp. (a)	5,176	34,990
Tesaro Inc. (a)	2,693	79,390
TetraLogic Pharmaceuticals Corp. (a)	665	4,243
Tetraphase Pharmaceuticals Inc. (a)	2,502	27,247
TG Therapeutics Inc. (a)	3,222	22,232
TherapeuticsMD Inc. (a)	15,419	97,294
Thoratec Corp. (a)	10,295	368,664
Threshold Pharmaceuticals Inc. (a)	8,802	41,898
Tornier NV (a)	4,696	99,649
Trevena Inc. (a)	858	6,744
Triple-S Management Corp. Class B (a)	4,265	68,837
U.S. Physical Therapy Inc.	2,147	74,222
Ultragenyx Pharmaceutical Inc. (a)	1,195	58,424
Unilife Corp. (a)	18,251	74,282
Universal American Corp.	6,744	47,680
USMD Holdings Inc. (a)	190	2,422
Utah Medical Products Inc.	608	35,161
Vanda Pharmaceuticals Inc. (a)	5,928	96,330
Vascular Solutions Inc. (a)	2,963	77,601
Veracyte Inc. (a)	940	16,102
Verastem Inc. (a)	3,144	33,924
Vical Inc. (a)	14,363	18,528
VIVUS Inc. (a)	17,953	106,641
Vocera Communications Inc. (a)	3,777	61,678
Volcano Corp. (a)	9,809	193,335
WellCare Health Plans Inc. (a)	7,799	495,392
West Pharmaceutical Services Inc.	12,427	547,409
Wright Medical Group Inc. (a)	7,223	224,419
Xencor Inc. (a)	1,048	12,293
Xenoport Inc. (a)	9,701	50,154
XOMA Corp. (a)	13,930	72,575
Zeltiq Aesthetics Inc. (a)	3,150	61,772
ZIOPHARM Oncology Inc. (a)	14,460	66,227
Zogenix Inc. (a)	17,709	50,382

		41,004,585

	Shares	Value
Common Stocks (Cont.)
Industrials (14.26%)
Aaon Inc.	5,009	$139,601
AAR Corp.	7,128	184,972
ABM Industries Inc.	9,758	280,445
Acacia Research Corp.	8,764	133,903
Acco Brands Corp. (a)	20,522	126,416
Accuride Corp. (a)	7,490	33,181
Aceto Corp.	4,874	97,919
Acorn Energy Inc. (a)	4,048	13,723
Actuant Corp. Class A (c)	13,145	448,902
Acuity Brands Inc.	7,693	1,019,861
Advisory Board Co., The (a)	6,373	409,465
Aegion Corp. (a)	6,999	177,145
Aerovironment Inc. (a)	3,310	133,228
Air Transport Services Group Inc. (a)	9,426	73,994
Aircastle Ltd.	12,241	237,231
Alamo Group Inc.	1,255	68,184
Albany International Corp. Class A	5,020	178,411
Allegiant Travel Co.	2,727	305,233
Altra Industrial Motion Corp.	4,873	173,966
Ameresco Inc. Class A (a)	3,651	27,602
American Railcar Industries Inc.	1,703	119,261
American Science & Engineering Inc.	1,450	97,396
American Superconductor Corp. (a)	8,905	14,337
American Woodmark Corp. (a)	1,877	63,180
Ampco-Pittsburgh Corp.	1,504	28,380
API Technologies Corp. (a)	6,103	17,882
Apogee Enterprises Inc.	5,156	171,334
Applied Industrial Technologies Inc.	7,561	364,743
ARC Document Solutions Inc. (a)	6,763	50,317
Argan Inc.	2,508	74,563
Arkansas Best Corp.	4,620	170,709
Astec Industries Inc.	3,659	160,667
Astronics Corp. (a)	2,708	171,714
Atlas Air Worldwide Holdings Inc. (a)	4,635	163,476
AZZ Inc.	4,587	204,947
Barnes Group Inc.	9,642	370,928
Barrett Business Services Inc.	1,255	74,760
Beacon Roofing Supply Inc. (a)	8,739	337,850
Blount International Inc. (a)	8,953	106,541
BlueLinx Holdings Inc. (a)	6,634	8,624
Brady Corp.	8,276	224,693
Briggs & Stratton Corp.	8,634	192,106
Brink’s Co., The	8,568	244,616
Builders FirstSource Inc. (a)	8,015	73,017
CAI International Inc. (a)	3,100	76,477
Capstone Turbine Corp. (a)	54,866	116,865
Casella Waste Systems Inc. Class A (a)	7,254	37,068
CBIZ Inc. (a)	6,460	59,174
CDI Corp.	2,505	42,961
CECO Environmental Corp.	3,101	51,446
Celadon Group Inc.	3,621	87,049
Cenveo Inc. (a)	9,868	29,999
Chart Industries Inc. (a)	5,444	433,070
CIRCOR International Inc.	3,167	232,236
Clarcor Inc.	8,919	511,505

26	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Columbus McKinnon Corp. (a)	3,480	$93,229
Comfort Systems USA Inc.	6,690	101,956
Commercial Vehicle Group Inc. (a)	4,224	38,523
CompX International Inc.	143	1,463
Continental Building Products Inc. (a)	2,394	45,103
Corporate Executive Board Co., The	6,038	448,201
Courier Corp.	2,087	32,140
CRA International Inc. (a)	1,864	40,952
Cubic Corp.	3,561	181,860
Curtiss-Wright Corp.	8,408	534,244
Deluxe Corp.	9,131	479,104
DigitalGlobe Inc. (a)	13,374	387,980
Douglas Dynamics Inc.	4,040	70,377
Ducommun Inc. (a)	1,875	46,988
DXP Enterprises Inc. (a)	1,707	162,046
Dycom Industries Inc. (a)	5,937	187,669
Dynamic Materials Corp.	2,505	47,695
Echo Global Logistics Inc. (a)	3,175	58,166
EMCOR Group Inc.	12,046	563,632
Encore Wire Corp.	3,721	180,506
Energy Recovery Inc. (a)	7,883	41,938
EnerNOC Inc. (a)	4,699	104,694
EnerSys	8,627	597,765
Engility Holdings Inc. (a)	3,067	138,168
Ennis Inc.	4,735	78,459
Enphase Energy Inc. (a)	2,950	21,712
EnPro Industries Inc. (a)	3,742	271,931
Erickson Air-Crane Inc. (a)	705	13,614
ESCO Technologies Inc.	4,727	166,343
Esterline Technologies Corp. (a)	5,617	598,435
ExOne Co., The (a)	1,178	42,208
Exponent Inc.	2,363	177,367
Federal Signal Corp. (a)	11,183	166,627
Forward Air Corp.	5,402	249,086
Franklin Covey Co. (a)	1,626	32,146
Franklin Electric Co. Inc.	8,510	361,845
Freightcar America Inc.	2,126	49,408
FTI Consulting Inc. (a)	7,213	240,481
FuelCell Energy Inc. (a)	35,432	87,871
Furmanite Corp. (a)	6,771	66,491
G&K Services Inc. Class A	3,510	214,707
GenCorp Inc. (a)	10,917	199,454
Generac Holdings Inc.	9,264	546,298
General Cable Corp.	8,892	227,724
Gibraltar Industries Inc. (a)	5,555	104,823
Global Brass & Copper Holdings Inc.	1,482	23,371
Global Power Equipment Group Inc.	3,013	59,929
Gorman-Rupp Co., The	3,412	108,467
GP Strategies Corp. (a)	2,663	72,513
GrafTech International Ltd. (a)	21,030	229,648
Graham Corp.	1,789	56,980
Granite Construction Inc.	6,965	278,112
Great Lakes Dredge & Dock Co. (a)	10,660	97,326
Greenbrier Companies Inc., The (a)	4,390	200,184
Griffon Corp.	7,260	86,684
H&E Equipment Services Inc. (a)	5,342	216,084

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Hardinge Inc.	2,187	$31,493
Hawaiian Holdings Inc. (a)	9,506	132,704
Healthcare Services Group Inc.	12,279	356,828
Heartland Express Inc.	8,279	187,851
Heico Corp.	11,913	716,686
Heidrick & Struggles International Inc.	3,241	65,047
Heritage-Crystal Clean Inc. (a)	1,624	29,443
Herman Miller Inc.	10,502	337,429
HNI Corp.	8,161	298,366
Houston Wire & Cable Co.	3,153	41,399
Hub Group Inc. (a)	6,628	265,054
Hurco Companies Inc.	1,189	31,723
Huron Consulting Group Inc. (a)	4,164	263,914
Hyster-Yale Materials Handling Inc.	1,880	183,300
ICF International Inc. (a)	3,541	140,967
Innerworkings Inc. (a)	7,917	60,644
Innovative Solutions and Support Inc. (a)	2,284	17,199
Insperity Inc.	4,023	124,633
Insteel Industries Inc.	3,255	64,026
Interface Inc.	10,659	219,042
International Shipholding Corp.	1,022	30,088
Intersections Inc.	1,861	10,980
Jetblue Airways Corp. (a)	42,068	365,571
John Bean Technologies Corp.	5,228	161,545
Kadant Inc.	2,033	74,144
Kaman Corp.	4,873	198,234
Kelly Services Inc. Class A	4,794	113,762
Keyw Holding Corp., The (a)	5,753	107,639
Kforce Inc.	4,890	104,255
Kimball International Inc. Class B	5,862	106,161
Knight Transportation Inc.	10,510	243,096
Knoll Inc.	8,617	156,743
Korn/Ferry International (a)	8,736	260,071
Kratos Defense & Security Solutions Inc. (a)	7,885	59,453
L.B. Foster Co. Class A	1,837	86,063
Layne Christensen Co. (a)	3,543	64,447
Lindsay Corp.	2,310	203,696
LMI Aerospace Inc. (a)	1,918	27,044
LSI Industries Inc.	3,913	32,047
Lydall Inc. (a)	3,036	69,433
Manitex International Inc. (a)	2,440	39,772
Marten Transport Ltd.	4,171	89,760
MasTec Inc. (a)	10,670	463,505
Matson Inc.	7,627	188,311
McGrath Rentcorp	4,502	157,390
Meritor Inc. (a)	17,465	213,946
Middleby Corp., The (a)	3,375	891,709
Miller Industries Inc.	2,058	40,193
Mistras Group Inc. (a)	2,853	64,963
Mobile Mini Inc.	6,884	298,490
Moog Inc. Class A (a)	8,134	532,858
MSA Safety Inc.	5,078	289,446
Mueller Industries Inc.	10,150	304,398
Mueller Water Products Inc. (c)	28,480	270,560

See accompanying notes to schedules of investments.	27

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Multi-Color Corp.	2,219	$77,665
MYR Group Inc. (a)	3,761	95,229
National Presto Industries Inc.	862	67,270
Navigant Consulting Inc. (a)	9,091	169,638
NCI Building Systems Inc. (a)	3,729	65,108
NL Industries Inc.	1,105	11,978
NN Inc.	3,095	60,972
Norcraft Companies Inc. (a)	1,399	23,685
Nortek Inc. (a)	1,621	133,262
Northwest Pipe Co. (a)	1,693	61,219
Odyssey Marine Exploration Inc. (a)	14,949	34,233
Omega Flex Inc.	508	10,892
On Assignment Inc. (a)	8,198	316,361
Orbital Sciences Corp. (a)	10,759	300,176
Orion Marine Group Inc. (a)	4,912	61,744
Pacer International Inc. (a)	6,347	56,869
Park-Ohio Holdings Corp. (a)	1,570	88,156
Patrick Industries Inc. (a)	1,187	52,620
Patriot Transportation Holding Inc. (a)	1,156	41,674
Pendrell Corp. (a)	29,452	53,897
Performant Financial Corp. (a)	4,135	37,422
PGT Inc. (a)	5,969	68,703
Pike Corp. (a)	4,625	49,765
Ply Gem Holdings Inc. (a)	2,931	37,019
PMFG Inc. (a)	3,855	23,014
Polypore International Inc. (a)	8,356	285,859
Powell Industries Inc.	1,640	106,272
Power Solutions International Inc. (a)	387	29,091
PowerSecure International Inc. (a)	3,913	91,721
Preformed Line Products Co.	463	31,739
Primoris Services Corp.	6,337	189,983
Proto Labs Inc. (a)	3,054	206,664
Quad Graphics Inc.	4,458	104,540
Quality Distribution Inc. (a)	3,781	49,115
Quanex Building Products Corp.	6,698	138,515
Raven Industries Inc.	6,487	212,449
RBC Bearings Inc. (a)	4,114	262,062
Republic Airways Holdings Inc. (a)	9,076	82,955
Resources Connection Inc.	7,267	102,392
Revolution Lighting Technologies Inc. (a)	5,537	17,442
Rexnord Corp. (a)	5,472	158,579
Roadrunner Transportation Systems Inc. (a)	3,359	84,781
RPX Corp. (a)	5,879	95,710
Rush Enterprises Inc. Class A (a)	6,223	202,123
Saia Inc. (a)	4,373	167,092
Schawk Inc.	2,461	49,195
Scorpio Bulkers Inc. (a)	23,693	239,536
Simpson Manufacturing Co. Inc.	7,268	256,778
SkyWest Inc.	9,315	118,859
Sparton Corp. (a)	1,828	53,524
Spirit Airlines Inc. (a)	10,864	645,322
Standard Plus Corp. (a)	2,790	73,293
Standex International Corp.	2,297	123,073
Steelcase Inc.	15,142	251,509
Sterling Construction Company Inc. (a)	3,057	26,504

	Shares	Value
Common Stocks (Cont.)
Industrials (Cont.)
Stock Building Supply Holdings Inc. (a)	1,403	$28,509
Sun Hydraulics Corp.	3,849	166,700
Swift Transportation Co. (a)	15,077	373,156
Swisher Hygiene Inc. (a)	21,772	9,800
TAL International Group Inc.	6,069	260,178
Taser International Inc. (a)	9,200	168,268
Team Inc. (a)	3,692	158,239
Tecumseh Products Co. Class A (a)	3,388	23,377
Teledyne Technologies Inc. (a)	6,711	653,182
Tennant Co.	3,296	216,284
Tetra Tech Inc. (a)	11,648	344,664
Textainer Group Holdings Ltd.	3,843	147,072
Thermon Group Holdings Inc. (a)	4,847	112,353
Titan International Inc.	9,596	182,228
Titan Machinery Inc. (a)	3,112	48,765
TRC Companies Inc. (a)	2,964	19,711
Trex Co. Inc. (a)	3,080	225,333
TriMas Corp. (a)	8,072	267,990
TrueBlue Inc. (a)	7,300	213,598
Tutor Perini Corp. (a)	6,638	190,311
Twin Disc Inc.	1,529	40,274
Ultrapetrol Bahamas Ltd. (a)	3,877	12,019
UniFirst Corp.	2,622	288,263
United Stationers Inc.	7,266	298,415
Universal Forest Products Inc.	3,560	197,010
Universal Truckload Services Inc.	935	27,022
US Ecology Inc.	3,863	143,395
USG Corp. (a)	13,772	450,620
UTi Worldwide Inc.	16,365	173,305
Viad Corp.	3,609	86,760
Vicor Corp. (a)	3,158	32,212
VSE Corp.	726	38,260
Wabash National Corp. (a)	12,270	168,835
WageWorks Inc. (a)	4,469	250,756
Watsco Inc.	4,610	460,585
Watts Water Technologies Inc.	5,114	300,141
Werner Enterprises Inc.	8,255	210,585
Wesco Aircraft Holdings Inc. (a)	7,390	162,654
West Corp.	3,870	92,609
Woodward Inc.	12,340	512,480
Xerium Technologies Inc. (a)	2,017	32,373
XPO Logistics Inc. (a)	8,647	254,308
YRC Worldwide Inc. (a)	5,613	126,292

		43,889,660

Information Technology (17.39%)
Accelrys Inc. (a)	10,130	126,220
ACI Worldwide Inc. (a)	7,152	423,327
Actuate Corp. (a)	8,573	51,609
Acxiom Corp. (a)	13,263	456,181
Adtran Inc.	10,617	259,161
Advanced Energy Industries Inc. (a)	7,028	172,186
Advent Software Inc.	5,875	172,490
Aeroflex Holding Corp. (a)	3,463	28,778
Agilysys Inc. (a)	2,601	34,853
Alliance Fiber Optic Products Inc.	2,132	30,850

28	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Alpha & Omega Semiconductor Ltd. (a)	3,052	$22,463
Ambarella Inc. (a)	3,351	89,505
American Software Inc. Class A	4,420	44,951
Amkor Technology Inc. (a)	12,531	85,963
ANADIGICS Inc. (a)	15,252	25,928
Angie’s List Inc. (a)	7,642	93,080
Anixter International Inc.	4,865	493,895
Applied Micro Circuits Corp. (a)	13,232	130,997
Applied Optoelectronics Inc. (a)	829	20,451
ARRIS Group Inc. (a)	20,914	589,357
Aruba Networks Inc. (a)	19,172	359,475
Aspen Technology Inc. (a)	16,824	712,665
ATMI Inc. (a)	5,727	194,775
Audience Inc. (a)	1,775	22,188
AVG Technologies NV (a)	4,325	90,652
Aviat Networks Inc. (a)	11,228	17,853
Axcelis Technologies Inc. (a)	19,078	41,018
Badger Meter Inc.	2,575	141,882
Bankrate Inc. (a)	8,256	139,857
Barracuda Networks Inc. (a)	721	24,471
Bazaarvoice Inc. (a)	9,024	65,875
Bel Fuse Inc.	1,736	38,018
Belden Inc.	7,910	550,536
Benchmark Electronics Inc. (a)	9,739	220,588
Benefitfocus Inc. (a)	904	42,461
Black Box Corp.	2,892	70,391
Blackbaud Inc.	8,167	255,627
Blackhawk Network Holdings Inc. (a)	2,053	50,073
Blucora Inc. (a)	7,386	145,430
Bottomline Technologies Inc. (a)	6,818	239,653
Brightcove Inc. (a)	4,997	49,121
BroadSoft Inc. (a)	5,077	135,708
Brooks Automation Inc.	11,942	130,526
Cabot Microelectronics Corp. (a)	4,366	192,104
CACI International Inc. Class A (a)	4,135	305,163
CalAmp Corp. (a)	6,258	174,410
Calix Inc. (a)	7,258	61,185
Callidus Software Inc. (a)	7,273	91,058
Carbonite Inc. (a)	2,194	22,357
Cardtronics Inc. (a)	8,042	312,432
Care.com Inc. (a)	1,162	19,231
Cass Information Systems Inc.	1,866	96,211
Cavium Inc. (a)	9,217	403,059
CEVA Inc. (a)	4,001	70,258
ChannelAdvisor Corp. (a)	1,156	43,627
Checkpoint Systems Inc. (a)	7,431	99,724
Chegg Inc. (a)	2,611	18,277
Ciber Inc. (a)	13,302	60,923
Ciena Corp. (a)	18,241	414,800
Cirrus Logic Inc. (a)	11,327	225,067
Cognex Corp. (a)	15,597	528,114
Coherent Inc. (a)	4,366	285,318
Cohu Inc.	4,535	48,706
CommVault Systems Inc. (a)	8,343	541,878
Computer Task Group Inc.	2,792	47,436

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
comScore Inc. (a)	6,398	$209,790
Comtech Telecommunications Corp.	2,743	87,392
Comverse Inc. (a)	4,015	138,839
Constant Contact Inc. (a)	5,499	134,506
Control4 Corp. (a)	795	16,862
Convergys Corp.	18,839	412,762
Conversant Inc. (a)	11,975	337,096
Cornerstone OnDemand Inc. (a)	7,243	346,722
CoStar Group Inc. (a)	5,124	956,856
Covisint Corp. (a)	1,212	8,884
Cray Inc. (a)	7,092	264,673
CSG Systems International Inc.	6,074	158,167
CTS Corp.	6,003	125,343
Cvent Inc. (a)	1,137	41,103
Cyan Inc. (a)	1,464	6,251
Cypress Semiconductor Corp.	26,377	270,892
Daktronics Inc.	6,536	94,053
Datalink Corp. (a)	3,452	48,086
Dealertrack Technologies Inc. (a)	7,803	383,830
Demand Media Inc. (a)	6,656	32,282
Demandware Inc. (a)	3,307	211,846
Dice Holdings Inc. (a)	6,936	51,743
Digi International Inc. (a)	4,670	47,400
Digimarc Corp.	1,112	34,917
Digital River Inc. (a)	6,061	105,643
Diodes Inc. (a)	6,417	167,612
DSP Group Inc. (a)	3,472	29,998
DTS Inc. (a)	3,106	61,375
E2open Inc. (a)	2,890	68,117
EarthLink Holdings Corp.	18,632	67,262
Ebix Inc.	5,616	95,865
eGain Corp. (a)	2,414	17,043
Electro Rent Corp.	3,344	58,821
Electro Scientific Industries Inc.	4,235	41,715
Electronics for Imaging Inc. (a)	8,340	361,205
Ellie Mae Inc. (a)	5,004	144,315
Emulex Corp. (a)	14,346	106,017
Endurance International Group Holdings Inc. (a)	3,886	50,557
Entegris Inc. (a)	24,991	302,641
Entropic Communications Inc. (a)	16,266	66,528
Envestnet Inc. (a)	4,266	171,408
EPAM Systems Inc. (a)	3,949	129,922
EPIQ Systems Inc.	5,704	77,746
ePlus Inc. (a)	668	37,248
Euronet Worldwide Inc. (a)	8,946	372,064
EVERTEC Inc.	5,303	130,984
Exar Corp. (a)	6,878	82,192
Exlservice Holdings Inc. (a)	5,840	180,514
Extreme Networks Inc. (a)	16,553	96,007
Fabrinet (a)	5,050	104,889
Fair Isaac Corp.	6,440	356,261
FARO Technologies Inc. (a)	3,080	163,240
FEI Co.	7,494	772,032
Finisar Corp. (a)	16,773	444,652
Fleetmatics Group Ltd. PLC (a)	3,144	105,167

See accompanying notes to schedules of investments.	29

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Formfactor Inc. (a)	9,643	$61,619
Forrester Research Inc.	2,269	81,344
Fusion-io Inc. (a)	14,591	153,497
Gerber Scientific Inc. Escrow Shares (a) (b)	4,900	0
Gigamon Inc. (a)	1,363	41,422
Global Cash Access Holdings Inc. (a)	11,919	81,764
Global Eagle Entertainment Inc. (a)	5,082	80,194
Glu Mobile Inc. (a)	11,384	53,960
Gogo Inc. (a)	1,979	40,649
GSI Group Inc. (a)	5,504	71,882
GSI Technology Inc. (a)	3,640	25,152
GT Advanced Technologies Inc. (a)	24,096	410,837
Guidance Software Inc. (a)	3,097	34,253
Guidewire Software Inc. (a)	8,757	429,531
Hackett Group Inc., The	4,796	28,680
Harmonic Inc. (a)	18,113	129,327
Heartland Payment Systems Inc.	6,504	269,591
Higher One Holdings Inc. (a)	5,810	42,006
Hittite Microwave Corp.	5,653	356,365
Hutchinson Technology Inc. (a)	4,333	12,262
iGate Corp. (a)	6,273	197,850
II-VI Inc. (a)	9,116	140,660
Imation Corp. (a)	6,094	35,162
Immersion Corp. (a)	4,954	52,265
Imperva Inc. (a)	3,623	201,801
Infinera Corp. (a)	21,954	199,342
Infoblox Inc. (a)	9,505	190,670
Inphi Corp. (a)	4,912	79,034
Insight Enterprises Inc. (a)	7,795	195,732
Integrated Device Technology Inc. (a)	23,648	289,215
Integrated Silicon Solution Inc. (a)	5,296	82,353
Interactive Intelligence Group (a)	2,777	201,332
InterDigital Inc.	7,357	243,590
Intermolecular Inc. (a)	3,171	8,879
Internap Network Services Corp. (a)	9,583	67,848
International Rectifier Corp. (a)	12,460	341,404
Intersil Corp. Class A	22,808	294,679
Intralinks Holdings Inc. (a)	6,938	70,976
InvenSense Inc. (a)	10,188	241,150
Itron Inc. (a)	7,125	253,222
Ixia (a)	10,213	127,662
IXYS Corp.	4,357	49,452
j2 Global Inc.	8,239	412,362
Jive Software Inc. (a)	7,437	59,570
Kemet Corp. (a)	8,203	47,659
Kopin Corp. (a)	12,119	45,810
KVH Industries Inc. (a)	2,791	36,730
Lattice Semiconductor Corp. (a)	20,750	162,680
Limelight Networks Inc. (a)	10,061	21,933
Lionbridge Technologies Inc. (a)	10,513	70,542
Liquidity Services Inc. (a)	4,477	116,626
Littelfuse Inc.	3,966	371,376
LivePerson Inc. (a)	9,959	120,205
LogMeIn Inc. (a)	4,361	195,765
LTX-Credence Corp. (a)	8,599	76,617

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Luxoft Holding Inc. (a)	865	$30,336
M/A-COM Technology Solutions Holdings Inc. (a)	1,936	39,785
Manhattan Associates Inc. (a)	13,971	489,404
ManTech International Corp. Class A	4,256	125,169
Marchex Inc. Class B	4,166	43,785
Marin Software Inc. (a)	1,695	17,916
Marketo Inc. (a)	1,349	44,072
Mavenir Systems Inc. (a)	1,047	18,741
MAXIMUS Inc.	12,261	550,028
MaxLinear Inc. Class A (a)	4,437	42,063
Maxwell Technologies Inc. (a)	5,197	67,145
Measurement Specialties Inc. (a)	2,779	188,555
Mentor Graphics Corp.	17,107	376,696
Mercury Systems Inc. (a)	5,858	77,384
Mesa Laboratories Inc.	470	42,418
Methode Electronics Inc.	6,676	204,686
Micrel Inc.	8,283	91,776
Microsemi Corp. (a)	16,676	417,400
MicroStrategy Inc. (a)	1,624	187,393
Millennial Media Inc. (a)	6,244	43,208
Mitek Systems Inc. (a)	4,480	17,338
MKS Instruments Inc.	9,494	283,776
Model N Inc. (a)	1,499	15,155
ModusLink Global Solutions Inc. (a)	6,881	29,107
MoneyGram International Inc. (a)	3,899	68,817
Monolithic Power Systems Inc. (a)	6,928	268,599
Monotype Imaging Holdings Inc.	6,853	206,549
Monster Worldwide Inc. (a)	17,348	129,763
MoSys Inc. (a)	8,685	39,430
Move Inc. (a)	7,214	83,394
MTS Systems Corp.	2,835	194,169
Multi-Fineline Electronix Inc. (a)	1,548	19,814
Nanometrics Inc. (a)	4,201	75,492
Neonode Inc. (a)	4,758	27,073
NeoPhotonics Corp. (a)	3,683	29,206
Net Element Inc. (a)	369	1,280
Netgear Inc. (a)	6,543	220,695
NetScout Systems Inc. (a)	6,490	243,894
Newport Corp. (a)	7,022	145,215
NIC Inc.	11,627	224,517
NumereX Corp. Class A (a)	2,575	28,145
NVE Corp. (a)	878	50,081
Omnivision Technologies Inc. (a)	9,680	171,336
OpenTable Inc. (a)	4,089	314,567
Oplink Communications Inc. (a)	3,394	60,956
OSI Systems Inc. (a)	3,562	213,221
Park Electrochemical Corp.	3,717	111,027
ParkerVision Inc. (a)	16,018	76,886
PC Connection Inc.	1,609	32,695
PC-Tel Inc.	3,397	29,656
PDF Solutions Inc. (a)	4,520	82,128
Pegasystems Inc.	3,130	110,552
Peregrine Semiconductor Corp. (a)	4,881	29,530
Perficient Inc. (a)	5,994	108,611
Pericom Semiconductor Corp. (a)	4,031	31,563

30	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
Photronics Inc. (a)	11,030	$94,086
Planet Payment Inc. (a)	7,779	21,314
Plantronics Inc.	7,766	345,199
Plexus Corp. (a)	6,095	244,227
PLX Technology Inc. (a)	8,295	50,185
PMC-Sierra Inc. (a)	36,565	278,260
Power Integrations Inc.	5,201	342,122
PRGX Global Inc. (a)	5,287	36,639
Procera Networks Inc. (a)	3,791	39,388
Progress Software Corp. (a)	9,357	203,983
Proofpoint Inc. (a)	4,146	153,734
PROS Holdings Inc. (a)	4,017	126,576
PTC Inc. (a)	21,469	760,647
QAD Inc. Class A	1,050	21,452
QLIK Technologies Inc. (a)	15,616	415,229
QLogic Corp. (a)	15,902	202,750
Qualys Inc. (a)	2,681	68,178
Quantum Corp. (a)	37,953	46,303
QuinStreet Inc. (a)	5,532	36,732
Radisys Corp. (a)	4,996	17,936
Rally Software Development Corp. (a)	1,276	17,073
Rambus Inc. (a)	20,038	215,408
RealD Inc. (a)	7,314	81,697
Realnetworks Inc. (a)	3,961	30,024
RealPage Inc. (a)	8,339	151,436
Reis Inc. (a)	1,523	27,490
RF Micro Devices Inc. (a)	50,486	397,830
Richardson Electronics Ltd.	2,014	21,671
Rocket Fuel Inc. (a)	927	39,750
Rofin-Sinar Technologies Inc. (a)	5,070	121,477
Rogers Corp. (a)	3,244	202,490
Rosetta Stone Inc. (a)	2,132	23,921
Rubicon Technology Inc. (a)	3,734	42,157
Ruckus Wireless Inc. (a)	8,362	101,682
Rudolph Technologies Inc. (a)	5,823	66,440
Sanmina Corp. (a)	14,917	260,302
Sapiens International Corp. NV (a)	3,397	27,550
Sapient Corp. (a)	19,794	337,686
ScanSource Inc. (a)	5,018	204,584
SciQuest Inc. (a)	4,064	109,789
SeaChange International Inc. (a)	5,890	61,492
Semtech Corp. (a)	12,086	306,259
ServiceSource International Inc. (a)	10,852	91,591
ShoreTel Inc. (a)	10,632	91,435
Shutterstock Inc. (a)	1,321	95,918
Sigma Designs Inc. (a)	5,716	27,208
Silicon Graphics International Corp. (a)	6,053	74,331
Silicon Image Inc. (a)	14,024	96,766
Silver Spring Networks Inc. (a)	1,092	18,979
Sonus Networks Inc. (a)	34,279	115,520
Spansion Inc. Class A (a)	8,538	148,732
Spark Networks Inc. (a)	3,247	16,982
Speed Commerce Inc. (a)	7,923	28,840
SPS Commerce Inc. (a)	2,888	177,468
SS&C Technologies Holdings Inc. (a)	10,454	418,369
Stamps.com Inc. (a)	2,453	82,323

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
SunEdison Inc. (a)	47,846	$901,419
SunPower Corp. (a)	7,380	238,079
Super Micro Computer Inc. (a)	5,770	100,225
Supertex Inc. (a)	1,759	58,012
Support.com Inc. (a)	9,161	23,361
Sykes Enterprises Inc. (a)	7,058	140,242
Synaptics Inc. (a)	5,837	350,337
Synchronoss Technologies Inc. (a)	5,221	179,028
SYNNEX Corp. (a)	4,725	286,382
Syntel Inc. (a)	2,756	247,764
Take-Two Interactive Software Inc. (a)	14,527	318,577
Tangoe Inc. (a)	5,582	103,769
TechTarget (a)	2,060	14,853
TeleCommunication Systems Inc. Class A (a)	8,690	19,987
TeleNav Inc. (a)	3,153	18,792
TeleTech Holdings Inc. (a)	3,541	86,790
TESSCO Technologies Inc.	991	37,024
Tessera Technologies Inc.	9,453	223,374
Textura Corp. (a)	971	24,479
TiVo Inc. (a)	22,721	300,599
Travelzoo Inc. (a)	1,388	31,785
Tremor Video Inc. (a)	1,145	4,717
TriQuint Semiconductor Inc. (a)	29,297	392,287
Trulia Inc. (a)	4,964	164,805
TTM Technologies Inc. (a)	9,591	81,044
Tyler Technologies Inc. (a)	5,655	473,210
Ubiquiti Networks Inc. (a)	2,282	103,763
Ultimate Software Group Inc., The (a)	4,963	679,931
Ultra Clean Holdings Inc. (a)	4,272	56,177
Ultratech Inc. (a)	4,951	144,520
Uni-Pixel Inc. (a)	1,882	14,416
Unisys Corp. (a)	9,180	279,623
United Online Inc.	2,429	28,079
Universal Display Corp. (a)	7,194	229,561
Unwired Planet Inc. (a)	18,068	39,208
Varonis Systems Inc. (a)	946	33,829
VASCO Data Security International Inc. (a)	5,312	40,052
Veeco Instruments Inc. (a)	7,020	294,349
Verint Systems Inc. (a)	9,460	443,958
ViaSat Inc. (a)	7,101	490,253
Viasystems Group Inc. (a)	726	9,090
Violin Memory Inc. (a)	3,200	12,800
Virnetx Holding Corp. (a)	7,651	108,491
Virtusa Corp. (a)	4,090	137,056
Vishay Precision Group Inc. (a)	2,191	38,080
VistaPrint NV (a)	5,855	288,183
Vocus Inc. (a)	3,338	44,496
Vringo Inc. (a)	11,847	41,109
Web.com Group Inc. (a)	7,507	255,463
WebMD Health Corp. (a)	5,127	212,258
Westell Technologies Inc. Class A (a)	8,164	30,125
WEX Inc. (a)	6,965	662,023
Wix.com Ltd. (a)	1,480	33,996

See accompanying notes to schedules of investments.	31

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Information Technology (Cont.)
XO Group Inc. (a)	4,805	$48,723
Xoom Corp. (a)	1,499	29,260
Yelp Inc. (a)	5,829	448,425
YuMe Inc. (a)	998	7,295
Zillow Inc. (a)	4,183	368,522
Zix Corp. (a)	11,126	46,062
Zygo Corp. (a)	3,063	46,527

		53,524,700

Materials (4.77%)
A. Schulman Inc.	5,266	190,945
Advanced Emissions Solutions Inc. (a)	3,886	95,362
AEP Industries Inc. (a)	778	28,864
AK Steel Holding Corp. (a) (c)	24,484	176,774
Allied Nevada Gold Corp. (a)	18,680	80,511
AM Castle & Co. (a)	3,148	46,244
AMCOL International Corp.	4,992	228,534
American Vanguard Corp.	5,164	111,801
Arabian American Development Co. (a)	3,642	39,516
Axiall Corp.	12,530	562,848
Balchem Corp.	5,315	277,018
Berry Plastics Group Inc. (a)	10,011	231,755
Boise Cascade Co. (a)	2,198	62,951
Calgon Carbon Corp. (a)	9,708	211,926
Century Aluminum Co. (a)	9,317	123,078
Chase Corp.	1,165	36,732
Chemtura Corp. (a)	17,648	446,318
Clearwater Paper Corp. (a)	3,800	238,146
Coeur Mining Inc. (a)	18,204	169,115
Commercial Metals Co.	20,960	395,725
Deltic Timber Corp.	1,989	129,742
Ferro Corp. (a)	12,966	177,116
Flotek Industries Inc. (a)	8,603	239,594
FutureFuel Corp.	3,889	78,947
General Moly Inc. (a)	10,831	10,723
Globe Specialty Metals Inc.	11,558	240,638
Gold Resource Corp.	6,137	29,335
Graphic Packaging Holding Co. (a)	35,256	358,201
Handy & Harman Ltd. (a)	1,024	22,538
Hawkins Inc.	1,676	61,576
Haynes International Inc.	2,205	119,070
HB Fuller Co.	9,031	436,017
Headwaters Inc. (a)	13,189	174,227
Hecla Mining Co.	59,502	182,671
Horsehead Holding Corp. (a)	9,074	152,625
Innophos Holdings Inc.	3,937	223,228
Innospec Inc.	4,212	190,509
Intrepid Potash Inc. (a)	9,886	152,838
Kaiser Aluminum Corp.	3,401	242,899
Kapstone Paper and Packaging Corp. (a)	14,672	423,140
KMG Chemicals Inc.	1,525	23,912
Koppers Holdings Inc.	3,709	152,922
Kraton Performance Polymers Inc. (a)	5,849	152,893

	Shares	Value
Common Stocks (Cont.)
Materials (Cont.)
Landec Corp. (a)	4,652	$51,916
Louisiana-Pacific Corp. (a)	25,029	422,239
LSB Industries Inc. (a)	3,435	128,538
Marrone Bio Innovations Inc. (a)	1,050	14,668
Materion Corp.	3,667	124,421
Midway Gold Corp. (a)	19,319	20,285
Minerals Technologies Inc.	6,256	403,887
Molycorp Inc. (a)	26,810	125,739
Myers Industries Inc.	5,043	100,457
Neenah Paper Inc.	2,867	148,281
Noranda Aluminum Holding Corp.	6,269	25,766
Olin Corp.	14,420	398,136
Olympic Steel Inc.	1,616	46,379
OM Group Inc.	5,724	190,151
Omnova Solutions Inc. (a)	8,546	88,707
P. H. Glatfelter Co.	7,732	210,465
Paramount Gold and Silver Corp. (a)	24,064	29,599
Penford Corp. (a)	1,735	24,915
PolyOne Corp.	17,842	654,088
Quaker Chemical Corp.	2,357	185,802
Resolute Forest Products (a)	12,564	252,411
RTI International Metals Inc. (a)	5,612	155,901
Schnitzer Steel Industries Inc. Class A	4,591	132,450
Schweitzer-Mauduit International Inc.	5,614	239,100
Sensient Technologies Corp.	8,988	507,013
Stepan Co.	3,381	218,277
Stillwater Mining Co. (a)	21,187	313,779
SunCoke Energy Inc. (a)	12,545	286,528
Taminco Corp. (a)	2,832	59,500
Texas Industries Inc. (a)	3,907	350,145
Tredegar Corp.	4,419	101,681
UFP Technologies Inc. (a)	1,027	25,018
United States Lime & Minerals Inc.	357	20,099
Universal Stainless & Alloy Products Inc. (a)	1,218	41,132
US Concrete Inc. (a)	2,575	60,512
US Silica Holdings Inc.	3,851	146,993
Walter Energy Inc.	11,332	85,670
Wausau Paper Corp.	8,965	114,124
Worthington Industries Inc.	9,488	362,916
Zep Inc.	4,042	71,543

		14,668,755

Telecommunication Services (0.71%)
8x8 Inc. (a)	15,804	170,841
Atlantic Tele-Network Inc.	1,723	113,579
Boingo Wireless Inc. (a)	3,405	23,086
Cbeyond Inc. (a)	4,824	34,974
Cincinnati Bell Inc. (a)	37,670	130,338
Cogent Communications Group Inc.	8,466	300,797
Consolidated Communications Holdings Inc.	7,204	144,152
FairPoint Communications Inc. (a)	3,700	50,320

32	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Telecommunication Services (Cont.)
General Communication Inc. Class A (a)	5,586	$63,736
Hawaiian Telcom Holdco Inc. (a)	1,877	53,476
HickoryTech Corp.	2,419	30,939
IDT Corp. Class B	2,742	45,682
inContact Inc. (a)	9,651	92,650
Inteliquent Inc.	5,833	84,753
Iridium Communications Inc. (a)	11,509	86,433
Leap Wireless International Inc. Contingent Value Rights (a) (b)	9,775	24,633
Lumos Networks Corp.	2,850	38,105
magicJack VocalTec Ltd. (a)	3,343	70,972
NII Holdings Inc. (a)	30,829	36,687
NTELOS Holdings Corp.	2,848	38,448
Orbcomm Inc. (a)	7,494	51,334
Premiere Global Services Inc. (a)	8,576	103,427
RingCentral Inc. Class A (a)	1,582	28,634
Shenandoah Telecommunications Co.	4,320	139,493
Straight Path Communications Inc. Class B (a)	1,432	10,540
Towerstream Corp. (a)	12,271	28,837
USA Mobility Inc.	3,797	68,991
Vonage Holdings Corp. (a)	27,950	119,346

		2,185,203

Utilities (3.06%)
ALLETE Inc.	7,173	376,007
American States Water Co.	6,925	223,608
Artesian Resources Corp. Class A	1,360	30,546
Atlantic Power Corp.	21,682	62,878
Avista Corp.	10,760	329,794
Black Hills Corp.	7,983	460,220
California Water Service Group	8,573	205,238
Chesapeake Utilities Corp.	1,729	109,204
Cleco Corp.	10,864	549,501
Connecticut Water Service Inc.	1,947	66,529
Consolidated Water Co. Ltd.	2,606	34,347
Delta Natural Gas Company Inc.	1,224	25,361
Dynegy Inc. (a)	17,938	447,374
El Paso Electric Co.	7,211	257,649
Empire District Electric Co., The	7,661	186,316
Genie Energy Ltd. Class B (a)	2,299	22,921
Idacorp Inc.	9,025	500,617
Laclede Group Inc., The	5,870	276,770
MGE Energy Inc.	6,218	243,932
Middlesex Water Co.	2,840	61,969
New Jersey Resources Corp.	7,491	373,052
Northwest Natural Gas Co.	4,835	212,788
NorthWestern Corp.	6,809	322,951
NRG Yield Inc. Class A	4,029	159,266
Ormat Technologies Inc.	3,205	96,182
Otter Tail Corp.	6,508	200,381
Pattern Energy Group Inc.	3,320	90,072
Piedmont Natural Gas Company Inc.	13,564	480,030
PNM Resources Inc.	14,313	386,880

	Shares	Value
Common Stocks (Cont.)
Utilities (Cont.)
Portland General Electric Co.	13,606	$440,018
Pure Cycle Corp. (a)	3,152	19,070
SJW Corp.	2,779	82,147
South Jersey Industries Inc.	5,736	321,732
Southwest Gas Corp.	8,321	444,757
UIL Holdings Corp.	10,111	372,186
Unitil Corp.	2,490	81,772
UNS Energy Corp.	7,452	447,344
WGL Holdings Inc.	9,242	370,235
York Water Co.	2,319	47,308

		9,418,952

Total Common Stocks
(cost $214,746,996)		298,986,938

Registered Investment Companies (1.11%)
Financials (1.11%)
Apollo Investment Corp.	40,373	335,500
BlackRock Kelso Capital Corp.	13,336	122,291
Capital Southwest Corp. (a)	2,412	83,745
Fidus Investment Corp.	2,470	47,696
Fifth Street Finance Corp.	24,573	232,461
Firsthand Technology Value Fund Inc.	1,664	35,526
Garrison Capital Inc.	1,084	15,317
Gladstone Capital Corp.	3,923	39,544
Gladstone Investment Corp.	4,765	39,407
Golub Capital BDC LLC Inc.	6,624	118,172
GSV Capital Corp. (a)	3,524	35,733
Hercules Technology Growth Capital Inc.	11,079	155,882
Horizon Technology Finance Corp.	1,455	18,202
KCAP Financial Inc.	5,249	45,456
Main Street Capital Corp.	7,016	230,546
MCG Capital Corp.	12,774	48,413
Medallion Financial Corp.	3,862	51,017
Medley Capital Corp.	8,444	114,923
MVC Capital Inc.	4,132	55,989
New Mountain Finance Corp.	8,568	124,664
NGP Capital Resources Co.	3,866	26,134
PennantPark Floating Rate Capital Ltd.	2,681	37,051
PennantPark Investment Corp.	11,955	132,103
Prospect Capital Corp.	56,043	605,264
Solar Capital Ltd.	8,122	176,897
Solar Senior Capital Ltd.	2,092	35,794
Stellus Capital Investment Corp.	2,225	31,996
TCP Capital Corp.	6,306	104,364
THL Credit Inc.	5,976	82,469
TICC Capital Corp.	9,498	92,890
Triangle Capital Corp.	4,966	128,570
WhiteHorse Finance Inc.	1,260	17,728

		3,421,744

Total Registered Investment Companies
(cost $3,776,946)		3,421,744

See accompanying notes to schedules of investments.	33

STATE FARM VARIABLE PRODUCT TRUST SMALL CAP EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Short-term Investments (1.61%)
State Street Institutional U.S. Government Money Market Fund	4,955,189	$4,955,189

Total Short-term Investments
(cost $4,955,189)		4,955,189

TOTAL INVESTMENTS (99.88%)
(cost $223,479,131)		307,363,871
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.12%)		355,248

NET ASSETS (100.00%)		$307,719,119

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.

(c)	At March 31, 2014, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
Russell 2000 Mini Index	45	June 2014	$5,332,248	$5,267,250	$(64,998)

34	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (97.95%)
Australia (7.76%)
AGL Energy Ltd.	13,441	$189,222
ALS Ltd.	9,033	61,405
Alumina Ltd. (a)	60,921	67,515
Amcor Ltd.	28,086	270,628
AMP Ltd.	69,890	322,784
APA Group	18,901	112,710
Asciano Ltd.	23,966	115,576
ASX Ltd.	4,386	146,718
Aurizon Holdings Ltd.	49,048	233,804
Australia & New Zealand Banking Group Ltd.	64,851	1,988,322
Bank of Queensland Ltd.	6,901	82,240
Bendigo and Adelaide Bank Ltd.	9,875	104,219
BGP Holdings PLC (a) (b)	253,848	0
BHP Billiton Ltd.	76,075	2,573,031
Boral Ltd.	18,123	94,961
Brambles Ltd.	36,171	310,627
Caltex Australia Ltd.	3,404	69,735
CFS Retail Property Trust	46,115	80,830
Coca-Cola Amatil Ltd.	13,053	133,522
Cochlear Ltd.	1,394	73,689
Commonwealth Bank of Australia	38,184	2,742,294
Computershare Ltd.	11,101	124,570
Crown Resorts Ltd.	9,397	144,927
CSL Ltd.	11,454	738,897
Dexus Property Group	127,948	125,779
Echo Entertainment Group Ltd.	16,753	38,065
Federation Centres	30,530	66,820
Flight Centre Travel Group Ltd.	1,134	55,202
Fortescue Metals Group Ltd.	35,894	174,763
Goodman Group	40,027	175,583
GPT Group	38,305	130,018
Harvey Norman Holdings Ltd.	13,901	42,543
Iluka Resources Ltd.	10,050	92,365
Incitec Pivot Ltd.	40,008	109,826
Insurance Australia Group Ltd.	53,224	274,935
James Hardie Industries PLC	10,517	139,767
Leighton Holdings Ltd.	3,854	75,451
Lend Lease Corp. Ltd.	13,545	148,855
Macquarie Group Ltd.	6,890	370,160
Metcash Ltd.	21,564	52,396
Mirvac Group	86,117	135,770
National Australia Bank Ltd.	55,336	1,819,758
Newcrest Mining Ltd. (a)	18,422	168,966
Orica Ltd.	8,751	177,571
Origin Energy Ltd.	26,638	353,021
Qantas Airways Ltd. (a)	27,618	28,302
QBE Insurance Group Ltd.	28,967	344,397
Ramsay Health Care Ltd.	2,962	132,211
REA Group Ltd.	1,076	48,647
Rio Tinto Ltd.	10,323	608,399
Santos Ltd.	23,293	291,626
Seek Ltd.	7,827	127,536
Sonic Healthcare Ltd.	8,775	140,542
SP Ausnet	44,826	54,459
Stockland	53,807	187,127

	Shares	Value
Common Stocks (Cont.)
Australia (Cont.)
Suncorp Group Ltd.	31,097	$371,163
Sydney Airport	25,709	99,900
Tabcorp Holding Ltd.	17,309	54,739
Tatts Group Ltd.	34,276	92,184
Telstra Corp. Ltd.	102,066	480,853
Toll Holdings Ltd.	16,834	81,182
Transurban Group	32,485	218,719
Treasury Wine Estates Ltd.	16,926	55,411
Wesfarmers Ltd.	26,890	1,027,188
Westfield Group	46,839	445,245
Westfield Retail Trust	72,191	199,511
Westpac Banking Corp.	73,433	2,353,598
Woodside Petroleum Ltd.	15,767	570,563
Woolworths Ltd.	29,837	988,403
WorleyParsons Ltd.	5,088	71,440

		24,583,185

Austria (0.28%)
Andritz AG	1,796	110,982
Erste Group Bank AG	5,980	204,311
Immoeast AG Interim Shares (a) (b)	11,178	0
Immofinanz AG	21,096	98,843
Immofinanz AG Interim Shares (a) (b)	9,273	0
OMV AG	3,595	163,116
Raiffeisen Bank International AG	2,781	92,716
Telekom Austria AG	4,553	45,262
Vienna Insurance Group AG	960	47,334
VoestAlpine AG	2,771	121,796

		884,360

Belgium (1.20%)
Ageas	5,365	239,065
Anheuser-Busch InBev NV	18,941	1,985,758
Belgacom SA	3,718	116,425
Colruyt SA	1,901	104,756
Delhaize Group	2,323	169,775
Groupe Bruxelles Lambert SA	1,915	191,217
KBC GROEP NV	5,812	357,508
Solvay SA	1,367	214,596
Telenet Group Holding NV	1,205	74,280
UCB SA	2,681	214,665
Umicore SA	2,837	144,571

		3,812,616

Denmark (1.33%)
A P Moller-Maersk A/S Class A	12	138,393
A P Moller-Maersk A/S Class B	31	371,816
Carlsberg A/S Class B	2,478	246,458
Coloplast A/S Class B	2,610	211,183
Danske Bank A/S	15,243	424,718
DSV A/S	4,416	142,519
Novo Nordisk A/S Class B	47,058	2,143,046
Novozymes A/S B Shares	5,487	241,275
TDC A/S	17,973	166,154
Tryg A/S	621	61,420

See accompanying notes to schedules of investments.	35

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Denmark (Cont.)
William Demant Holding A/S (a)	671	$57,401

		4,204,383

Finland (0.89%)
Elisa OYJ	3,370	96,984
Fortum OYJ	10,232	232,586
Kone Corp. OYJ Class B	7,486	313,930
Metso OYJ	2,845	93,008
Neste Oil OYJ	3,247	66,204
Nokia OYJ (a)	87,779	651,806
Nokian Renkaat OYJ	2,726	110,223
Orion OYJ Class B	2,451	73,982
Pohjola Bank PLC	3,269	72,642
Sampo OYJ A Shares	10,457	542,389
Stora Enso OYJ R Shares	12,578	134,553
UPM-Kymmene OYJ	12,228	209,058
Wartsila OYJ Class B	4,092	222,280

		2,819,645

France (9.88%)
Accor SA	3,649	186,834
Aeroports de Paris (ADP)	670	83,543
Air Liquide SA	7,325	992,175
Airbus Group NV	13,961	999,943
Alcatel-Lucent (a)	63,967	252,211
Alstom SA	5,082	138,764
Arkema	1,521	172,242
AtoS	1,580	142,856
AXA SA	42,300	1,099,350
BNP Paribas SA	23,615	1,821,534
Bouygues SA	4,596	191,692
Bureau Veritas SA	5,016	153,789
Cap Gemini SA	3,293	249,286
Carrefour SA	14,432	558,591
Casino Guichard Perrachon SA	1,331	158,391
CGG (a)	3,866	61,995
Christian Dior SA	1,298	249,899
Cie Generale des Etablissements Michelin Class B	4,410	551,528
CNP Assurances	3,536	74,873
Compagnie de Saint-Gobain	9,844	594,675
Credit Agricole SA (a)	23,821	375,590
Danone	13,489	953,871
Dassault Systemes SA	1,493	174,913
Edenred	4,918	154,307
Electricite de France	5,505	217,773
Essilor International SA	4,886	492,724
Eurazeo SA	626	56,246
Eutelsat Communications	3,165	107,480
Fonciere des Regions	674	62,435
GDF Suez	31,649	865,920
Gecina SA	555	73,783
Groupe Eurotunnel SA	12,200	155,753
ICADE	798	78,945
Iliad SA	620	178,772
Imerys SA	864	76,833

	Shares	Value
Common Stocks (Cont.)
France (Cont.)
JC Decaux SA	1,551	$67,937
Kering	1,826	372,433
Klepierre	2,449	109,583
Lafarge SA	4,486	350,414
Lagardere SCA	2,379	94,455
Legrand SA	6,048	375,733
L’Oreal SA	5,688	937,978
LVMH Moet Hennessy Louis Vuitton SA	5,994	1,089,594
Natixis	21,249	156,058
Orange	43,817	647,107
Pernod Ricard SA	4,994	581,358
Publicis Groupe	4,334	391,561
Remy Cointreau SA	671	53,846
Renault SA	4,551	442,263
Rexel SA	5,480	143,781
Safran SA	6,326	438,278
Sanofi	28,240	2,944,317
Schneider Electric SA (Paris)	13,004	1,152,827
SCOR SE	3,600	125,972
SES	6,990	261,015
Societe BIC SA	703	92,345
Societe Generale	17,036	1,049,210
Sodexo	2,169	227,486
STMicroelectronics NV	15,749	145,888
Suez Environnement Co.	6,744	136,994
Technip SA	2,451	252,943
Thales SA	2,226	147,598
Total SA	50,579	3,316,775
Valeo SA	1,713	241,301
Vallourec SA	2,527	137,181
Veolia Environnement	7,917	156,622
Vinci SA	11,352	843,103
Vivendi	28,533	794,817
Wendel	766	119,088
Zodiac Aerospace	4,225	149,298

		31,306,675

Germany (8.71%)
Adidas AG	4,919	532,238
Allianz SE Reg.	10,756	1,818,168
Axel Springer SE	996	63,743
BASF SE	21,729	2,415,152
Bayer AG	19,583	2,648,750
Bayerische Motoren Werke (BMW) AG	7,777	981,615
Beiersdorf AG	2,400	234,090
Brenntag AG	1,256	232,989
Celesio AG	1,115	38,110
Commerzbank Ag (a)	22,525	413,806
Continental AG	2,618	627,203
Daimler AG Registered Shares	22,728	2,147,637
Deutsche Bank AG Reg.	24,201	1,082,733
Deutsche Boerse AG	4,649	369,999
Deutsche Lufthansa AG Reg. (a)	5,099	133,573
Deutsche Post AG	21,357	793,524
Deutsche Telekom AG	68,248	1,102,876

36	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Germany (Cont.)
Deutsche Wohnen AG	7,081	$151,790
E.ON SE	42,367	828,226
Fraport AG	916	68,422
Fresenius Medical Care AG & Co. KGaA	5,176	361,171
Fresenius SE & Co. KGaA	2,923	457,452
GEA Group AG	4,266	195,001
Hannover Rueck SE	1,339	119,775
HeidelbergCement AG	3,275	280,679
Henkel AG & Co. KGaA	3,027	304,212
Hochtief AG	656	59,556
Hugo Boss AG	772	102,717
Infineon Technologies AG	24,911	297,268
K+S AG Reg.	4,203	138,069
Kabel Deutschland Holding AG	526	72,254
Lanxess AG	1,983	149,570
Linde AG	4,412	882,553
MAN AG	832	106,024
Merck KGaA	1,543	259,868
Metro AG	2,872	117,215
Muenchener Rueckversicherungs Gesellschaft AG Reg.	4,223	922,705
Osram Licht AG (a)	1,903	123,389
ProsiebenSat.1 Media AG Reg.	5,053	231,253
QIAGEN NV (a)	5,683	119,082
RTL Group SA	864	98,377
RWE AG	11,474	465,679
SAP AG	21,828	1,766,992
Siemens AG Reg.	18,772	2,526,643
Sky Deutschland AG (a)	9,607	82,852
Suedzucker AG	1,813	51,640
Telefonica Deutschland Holding AG	6,865	54,721
ThyssenKrupp AG (a)	10,737	287,923
United Internet AG Reg.	2,665	125,141
Volkswagen AG	673	170,597

		27,615,022

Hong Kong (2.70%)
AIA Group Ltd.	285,554	1,354,784
ASM Pacific Technology Ltd.	5,900	57,657
Bank of East Asia Ltd.	29,625	115,727
BOC Hong Kong Holdings Ltd.	86,500	245,900
Cathay Pacific Airways Ltd.	29,000	53,988
Cheung Kong Holdings Ltd.	33,000	546,703
Cheung Kong Infrastructure Holdings Ltd.	15,000	95,726
CLP Holdings Ltd.	42,283	318,628
First Pacific Company Ltd.	58,500	58,074
Galaxy Entertainment Group Ltd. (a)	50,000	435,119
Hang Lung Properties Ltd.	54,000	154,902
Hang Seng Bank Ltd.	17,674	280,952
Henderson Land Development Co. Ltd.	25,218	147,280
HKT Trust and HKT Ltd.	45,000	47,341
Hong Kong & China Gas Co. Ltd.	134,401	293,182
Hong Kong Exchanges & Clearing Ltd.	25,400	385,102

	Shares	Value
Common Stocks (Cont.)
Hong Kong (Cont.)
Hopewell Holdings Ltd.	14,500	$49,726
Hutchison Whampoa Ltd.	50,210	665,453
Hysan Development Co. Ltd.	16,000	69,516
Kerry Properties Ltd.	14,000	46,748
Li & Fung Ltd.	142,000	209,801
Link REIT, The	55,500	273,690
MGM China Holdings Ltd.	23,600	83,215
MTR Corporation Ltd.	32,500	120,254
New World Development Company Ltd. Rights (a)	29,900	6,168
New World Development Company Ltd.	89,700	90,203
NWS Holdings Ltd.	35,302	59,804
PCCW Ltd.	101,000	50,393
Power Assets Holdings Ltd.	32,000	277,445
Sands China Ltd.	56,400	420,646
Shangri-La Asia Ltd.	38,960	63,791
Sino Land Co. Ltd.	72,600	107,077
SJM Holdings Ltd.	48,000	134,906
Sun Hung Kai Properties Ltd.	38,000	465,416
Swire Pacific Ltd. Class A	16,000	186,373
Swire Properties Ltd.	26,400	75,560
Wharf Holdings Ltd.	35,953	229,906
Wheelock and Co. Ltd.	22,000	85,941
Wynn Macau Ltd.	34,800	143,794
Yue Yuen Industrial Holdings Ltd.	18,500	60,343

		8,567,234

Ireland (0.34%)
Bank of Ireland (a)	511,354	216,976
CRH PLC (Dublin)	17,371	483,290
Kerry Group PLC Class A (Dublin)	3,634	277,403
Ryanair Holdings PLC (a)	10,018	105,000

		1,082,669

Israel (0.52%)
Bank Hapoalim B.M.	25,304	144,387
Bank Leumi Le-Israel (a)	30,149	117,570
Bezeq The Israeli Telecommunication Corporation Ltd.	43,805	78,014
Delek Group Ltd.	101	40,342
Israel Chemicals Ltd.	10,564	92,357
Israel Corporation Ltd., The (a)	58	32,364
Mizrahi Tefahot Bank Ltd.	2,895	39,571
NICE Systems Ltd.	1,480	65,566
Teva Pharmaceutical Industries Ltd.	19,987	1,032,160

		1,642,331

Italy (2.61%)
Assicurazioni Generali SpA	27,562	614,367
Atlantia SpA	8,556	219,832
Banca Monte Dei Paschi di Siena SpA (a)	146,134	53,350
Banco Popolare Societa Cooperativa (a)	8,104	176,175
CNH Industrial NV (a)	21,818	250,830

See accompanying notes to schedules of investments.	37

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Italy (Cont.)
Enel Green Power SpA	41,261	$115,846
Enel SpA	156,373	884,975
Eni SpA	60,383	1,514,828
EXOR SpA	2,361	105,971
Fiat SpA (a)	20,822	242,392
Finmeccanica SpA (a)	10,285	101,522
Intesa Sanpaolo	273,459	926,757
Luxottica Group SpA	3,821	220,983
Mediobanca SpA (a)	12,206	139,569
Pirelli & C. SpA	5,997	94,184
Prysmian SpA	4,884	121,516
Saipem SpA	6,534	159,508
Snam SpA	48,979	286,773
Telecom Italia RNC SpA	135,587	126,831
Telecom Italia SpA	231,281	272,742
Tenaris SA	10,928	241,030
Terna - Rete Elettrica Nationale SpA	36,470	195,344
UBI Banca - Unione di Banche Italiane ScpA	20,407	192,298
UniCredit SpA	102,342	934,773
UnipolSai SpA (a)	21,345	81,748

		8,274,144

Japan (19.40%)
ABC-Mart Inc.	600	26,043
ACOM Co. Ltd. (a)	10,800	34,535
Advantest Corp.	3,480	37,661
Aeon Co. Ltd.	14,700	165,636
Aeon Credit Service Co. Ltd.	2,400	54,108
Aeon Mall Co. Ltd.	2,800	71,509
Air Water Inc.	4,000	55,341
Aisin Seiki Co. Ltd.	4,700	169,622
Ajinomoto Co. Inc.	14,000	200,068
Alfresa Holdings Corp.	1,000	65,204
All Nippon Airways Co. Ltd.	27,000	58,335
Amada Co. Ltd.	9,000	63,305
Aozora Bank Ltd.	28,000	79,756
Asahi Glass Co. Ltd.	25,000	144,843
Asahi Group Holdings Ltd.	8,900	249,112
Asahi Kasei Corp.	29,000	197,239
ASICS Corp.	4,000	78,632
Astellas Pharma Inc.	51,755	613,749
Bank of Kyoto Ltd., The	8,000	66,037
Bank of Yokohama Ltd., The	29,000	144,698
Benesse Holdings Inc.	1,700	64,976
Bridgestone Corp.	15,200	538,991
Brother Industries Ltd.	5,600	78,291
CALBEE Inc.	1,600	37,653
Canon Inc.	26,600	822,367
Casio Computer Co. Ltd.	5,900	69,795
Central Japan Railway Co.	3,300	385,583
Chiba Bank Ltd., The	16,000	98,590
Chiyoda Corp.	4,000	51,582
Chubu Electric Power Co. Inc. (a)	14,800	174,219
Chugai Pharmaceutical Co. Ltd.	5,600	142,964
Chugoku Bank Ltd., The	4,000	53,326

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Chugoku Electric Power Company Inc., The	7,300	$101,775
Citizen Holdings Co. Ltd.	5,900	44,415
Coca-Cola West Co. Ltd.	1,400	24,429
Credit Saison Co. Ltd.	3,800	75,584
Dai Nippon Printing Co. Ltd.	14,000	134,147
Daicel Chemical Industries Ltd.	7,000	57,375
Daido Steel Co. Ltd.	7,000	34,995
Daihatsu Motor Co. Ltd.	5,000	88,311
Dai-ichi Life Insurance Company Ltd.	19,900	289,202
Daiichi Sankyo Co. Ltd.	16,013	269,637
Daikin Industries Ltd.	5,600	313,706
Dainippon Sumitomo Pharma Co. Ltd.	3,700	58,790
Daito Trust Construction Co. Ltd.	1,600	148,056
Daiwa House Industry Co. Ltd.	14,000	237,504
Daiwa Securities Group Inc.	40,000	348,011
DeNA Co. Ltd.	2,500	45,148
Denso Corp.	11,400	546,502
Dentsu Inc.	5,200	197,239
Don Quijote Holdings Co. Ltd.	1,200	61,968
East Japan Railway Co.	8,000	589,527
Eisai Co. Ltd.	5,800	225,785
Electric Power Development Co. Ltd.	2,980	84,161
FamilyMart Co. Ltd.	1,500	65,906
Fanuc Corp.	4,500	793,707
Fast Retailing Co. Ltd.	1,300	471,496
Fuji Electric Co. Ltd.	13,000	58,063
Fuji Heavy Industries Ltd.	14,000	378,705
FUJIFILM Holdings Corp.	10,700	287,262
Fujitsu Ltd.	42,000	253,917
Fukuoka Financial Group Inc.	18,000	73,943
Gree Inc.	2,300	25,403
GungHo Online Entertainment Inc.	8,000	43,637
Gunma Bank Ltd.	10,000	54,449
Hachijuni Bank Ltd., The	10,000	56,872
Hakuhodo DY Holdings Inc.	5,900	41,157
Hamamatsu Photonics KK	1,700	76,588
Hankyu Hanshin Holdings Inc.	28,000	152,458
Hino Motors Ltd.	6,000	88,999
Hirose Electric Co. Ltd.	700	96,168
Hiroshima Bank Ltd., The	11,000	45,933
Hisamitsu Pharmaceutical Co. Inc.	1,500	67,795
Hitachi Chemical Co. Ltd.	2,500	34,031
Hitachi Construction Machinery Co. Ltd.	2,400	46,226
Hitachi High-Technologies Corp.	1,400	32,608
Hitachi Ltd.	113,000	834,239
Hitachi Metals Ltd.	4,000	56,930
Hokkaido Electric Power Co. Inc. (a)	4,400	37,173
Hokuhoku Financial Group Inc.	29,000	55,631
Hokuriku Electric Power Co.	4,100	53,189
Honda Motor Co. Ltd.	38,300	1,348,469
Hoya Corp.	10,000	311,292
Hulic Company Ltd.	5,900	80,827
Ibiden Co. Ltd.	3,000	59,119
Idemitsu Kosan Co. Ltd.	2,000	41,060

38	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
IHI Corp.	29,000	$121,940
Iida Group Holdings Co. Ltd.	2,800	38,766
INPEX Corp.	20,000	259,458
Isetan Mitsukoshi Holdings Ltd.	7,880	97,264
Isuzu Motors Ltd.	28,000	160,868
Itochu Corp.	36,200	422,973
Itochu Techno-Solutions Corp.	600	25,316
Iyo Bank Ltd., The	6,000	57,317
J. Front Retailing Co. Ltd.	11,400	78,419
Japan Airlines Co. Ltd.	1,469	72,301
Japan Exchange Group Inc.	5,600	136,616
Japan Petroleum Exploration Co.	700	23,296
Japan Prime Realty Investment Corp.	19	61,483
Japan Real Estate Investment Corp.	28	140,522
Japan Retail Fund Investment Corp.	51	100,404
Japan Steel Works Ltd., The	8,000	35,886
Japan Tobacco Inc.	25,800	809,882
JFE Holdings Inc.	11,800	222,132
JGC Corp.	5,000	173,909
Joyo Bank Ltd., The	16,000	79,833
JSR Corp.	4,500	83,404
JTEKT Corp.	5,100	75,797
JX Holdings Inc.	53,900	259,539
Kajima Corp.	20,000	70,145
Kakaku.com Inc.	3,100	50,428
Kamigumi Co. Ltd.	6,000	58,305
Kaneka Corp.	7,000	42,455
Kansai Electric Power Company Inc., The (a)	16,800	172,370
Kansai Paint Co. Ltd.	5,000	71,453
Kao Corp.	12,100	428,714
Kawasaki Heavy Industries Ltd.	31,000	114,131
KDDI Corp.	12,800	741,102
Keikyu Corp.	10,000	84,290
Keio Corp.	14,000	97,525
Keisei Electric Railway Co. Ltd.	7,000	60,699
Keyence Corp.	1,064	438,836
Kikkoman Corp.	4,000	75,454
Kinden Corp.	3,000	29,036
Kintetsu Corp.	44,000	156,450
Kirin Holdings Co. Ltd.	21,000	290,946
Kobe Steel Ltd.	63,000	83,622
Koito Manufacturing Company Ltd.	2,000	33,852
Komatsu Ltd.	22,100	457,780
Konami Corp.	2,400	55,457
Konica Minolta Holdings Inc.	12,000	111,960
Kubota Corp.	25,000	331,105
Kuraray Co. Ltd.	7,600	86,887
Kurita Water Industries Ltd.	2,800	60,739
Kyocera Corp.	7,800	351,629
Kyowa Hakko Kirin Co. Ltd.	6,000	63,944
Kyushu Electric Power Co. Inc. (a)	10,000	122,269
Lawson Inc.	1,500	106,089
LIXIL Group Corp.	6,500	179,228
M3 Inc.	2,800	45,955
Mabuchi Motor Co. Ltd.	600	39,297

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Makita Corp.	2,700	$148,321
Marubeni Corp.	39,000	261,851
Marui Group Co. Ltd.	5,600	48,016
Maruichi Steel Tube Ltd.	1,100	28,445
Mazda Motor Corp.	65,000	288,427
McDonald’s Holdings Company Ltd. (Japan)	1,600	43,048
MEDIPAL HOLDINGS CORP.	3,300	50,452
MEIJI Holdings Company Ltd.	1,419	89,499
Miraca Holdings Inc.	1,400	61,309
Mitsubishi Chemical Holdings Corp.	33,500	139,238
Mitsubishi Corp.	33,300	618,154
Mitsubishi Electric Corp.	45,000	506,612
Mitsubishi Estate Company Ltd.	30,000	710,943
Mitsubishi Gas Chemical Co. Inc.	9,000	50,748
Mitsubishi Heavy Industries Ltd.	71,000	410,667
Mitsubishi Logistics Corp.	3,000	41,738
Mitsubishi Materials Corp.	28,000	79,485
Mitsubishi Motors Corp.	14,400	150,676
Mitsubishi Tanabe Pharma Corp.	5,500	76,893
Mitsubishi UFJ Financial Group Inc.	302,260	1,660,431
Mitsubishi UFJ Lease & Finance Co. Ltd.	14,200	69,614
Mitsui & Co. Ltd.	41,100	580,971
Mitsui Chemicals Inc.	20,000	49,024
Mitsui Fudosan Co. Ltd.	20,000	610,183
Mitsui OSK Lines Ltd.	25,000	97,370
Mitsui Sumitomo Insurance Group Holdings Inc.	12,200	279,424
Mizuho Financial Group Inc.	546,400	1,079,936
Murata Manufacturing Co. Ltd.	4,800	452,725
Nabtesco Corp.	2,400	55,201
Namco Bandai Holdings Inc.	4,100	97,043
NEC Corp.	64,000	196,561
Nexon Co. Ltd.	2,800	23,601
NGK Insulators Ltd.	6,000	124,982
NGK Spark Plug Co. Ltd.	4,000	89,909
NHK Spring Co. Ltd.	4,100	38,015
Nidec Corp.	4,800	292,004
Nikon Corp.	7,900	127,208
Nintendo Co. Ltd.	2,400	285,075
Nippon Building Fund Inc.	34	177,552
Nippon Electric Glass Co. Ltd.	10,000	51,446
Nippon Express Co. Ltd.	20,000	97,854
Nippon Meat Packers Inc.	4,000	59,565
Nippon Paint Co. Ltd.	4,000	60,611
Nippon Prologis REIT Inc.	30	60,514
Nippon Steel Corp.	179,000	489,057
Nippon Telegraph & Telephone Corp.	9,000	489,958
Nippon Yusen KK	38,000	110,449
Nishi-Nippon City Bank Ltd., The	17,000	38,212
Nissan Motor Co. Ltd.	58,600	522,327
Nisshin Seifun Group Inc.	4,900	53,835
Nissin Foods Holdings Co. Ltd.	1,400	63,140
Nitori Holdings Co. Ltd.	1,600	69,370
Nitto Denko Corp.	4,000	191,523

See accompanying notes to schedules of investments.	39

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
NKSJ Holdings Inc.	7,900	$202,982
NOK Corp.	2,500	40,813
Nomura Holdings Inc.	86,100	552,228
Nomura Real Estate Holdings Inc.	3,100	59,168
Nomura Research Institute Ltd.	2,500	78,961
NSK Ltd.	11,000	113,181
NTT Data Corp.	2,800	108,918
NTT DoCoMo Inc.	36,000	567,824
NTT Urban Development Corp.	2,900	27,310
Obayashi Corp.	16,000	90,219
Odakyu Electric Railway Co. Ltd.	15,000	129,196
Oji Paper Co. Ltd.	20,000	89,522
Olympus Corp. (a)	5,600	178,501
Omron Corp.	4,600	189,856
Ono Pharmaceutical Co. Ltd.	2,000	173,231
Oracle Corp. Japan	900	40,764
Oriental Land Co. Ltd.	1,200	182,532
Orix Corp.	30,600	430,769
Osaka Gas Co. Ltd.	46,000	174,258
OTSUKA Corp.	400	52,240
Otsuka Holdings Co. Ltd.	8,600	257,213
Panasonic Corp.	51,800	588,688
Park24 Co. Ltd.	2,000	38,018
Rakuten Inc.	16,800	224,130
Resona Holdings Inc.	51,100	247,046
Ricoh Co. Ltd.	15,000	172,940
RINNAI Corp.	800	70,300
Rohm Co. Ltd.	2,400	107,077
Sankyo Co. Ltd.	1,300	54,726
Sanrio Co. Ltd.	1,100	37,088
Santen Pharmaceutical Co. Ltd.	1,800	79,872
SBI Holdings Inc.	4,345	52,368
Secom Co. Ltd.	5,100	293,800
Sega Sammy Holdings Inc.	4,068	91,123
Seiko Epson Corp.	2,900	90,190
Sekisui Chemical Co. Ltd.	9,000	93,562
Sekisui House Ltd.	13,000	161,343
Seven & I Holdings Co. Ltd.	17,940	685,514
Seven Bank Ltd.	16,000	62,782
Sharp Corp. (a)	37,000	112,561
Shikoku Electric Power Co. Inc. (a)	4,700	63,750
Shimadzu Corp.	6,000	53,306
Shimamura Co. Ltd.	500	43,259
Shimano Inc.	1,800	180,846
Shimizu Corp.	14,000	72,567
Shin-Etsu Chemical Co. Ltd.	9,600	548,571
Shinsei Bank Ltd.	39,000	76,704
Shionogi & Co. Ltd.	6,700	124,179
Shiseido Co. Ltd.	8,600	151,311
Shizuoka Bank Ltd., The	13,000	126,832
Showa Denko KK	36,000	50,923
Showa Shell Sekiyu KK	4,300	38,411
SMC Corp.	1,200	316,524
Softbank Corp.	22,700	1,715,448
Sojitz Corp.	33,000	56,271
Sony Corp.	24,700	471,912

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
Sony Financial Holdings Inc.	4,200	$68,769
Stanley Electric Co. Ltd.	3,500	77,687
SUMCO Corp.	2,900	22,393
Sumitomo Chemical Co. Ltd.	33,000	121,814
Sumitomo Corp.	27,100	344,740
Sumitomo Electric Industries Ltd.	17,400	258,939
Sumitomo Heavy Industries Ltd.	14,000	56,833
Sumitomo Metal Mining Co. Ltd.	11,000	138,119
Sumitomo Mitsui Financial Group Inc.	30,100	1,285,771
Sumitomo Mitsui Trust Holdings Inc.	79,000	356,673
Sumitomo Realty & Development Co. Ltd.	9,000	352,449
Sumitomo Rubber Industries Ltd.	4,300	54,742
Suntory Beverage & Food Ltd.	3,000	103,328
Suruga Bank Ltd.	4,000	70,455
Suzuken Co. Ltd.	1,640	63,477
Suzuki Motor Corp.	8,800	229,688
Sysmex Corp.	3,600	114,751
T&D Holdings Inc.	14,000	166,429
TAIHEIYO CEMENT CORP.	29,000	104,520
Taisei Corp.	21,000	93,795
Taisho Pharmaceutical Holdings Co. Ltd.	600	48,307
Taiyo Nippon Sanso Corp.	5,000	39,335
Takashimaya Co. Ltd.	5,000	46,892
Takeda Pharmaceutical Company Ltd.	18,800	891,049
TDK Corp.	2,700	112,745
Teijin Ltd.	23,000	57,046
Terumo Corp.	7,400	161,529
THK Co. Ltd.	2,900	65,100
Tobu Railway Co. Ltd.	25,000	120,864
Toho Co. Ltd.	2,700	54,123
Toho Gas Co. Ltd.	10,000	54,449
Tohoku Electric Power Co. Inc.	10,800	111,333
Tokio Marine Holdings Inc.	16,400	492,246
Tokyo Electric Power Company Inc. (a)	33,600	135,422
Tokyo Electron Ltd.	4,000	245,119
Tokyo Gas Co. Ltd.	56,000	284,300
Tokyo Tatemono Co. Ltd.	10,000	85,743
Tokyu Corp.	28,000	171,177
Tokyu Fudosan Holdings Corp.	11,900	88,776
TonenGeneral Sekiyu KK	7,000	61,784
Toppan Printing Co. Ltd.	14,000	100,237
Toray Industries Inc.	33,000	218,050
Toshiba Corp.	97,000	410,686
Toto Ltd.	7,000	97,050
Toyo Seikan Kaisha Ltd.	3,800	61,704
Toyo Suisan Kaisha Ltd.	2,000	66,754
Toyoda Gosei Co. Ltd.	1,600	30,678
Toyota Boshoku Corp.	1,700	17,179
Toyota Industries Corp.	3,700	177,804
Toyota Motor Corp.	65,200	3,680,233
Toyota Tsusho Corp.	5,200	131,996
Trend Micro Inc.	2,300	71,196
Tsumura & Co.	1,500	36,041

40	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Japan (Cont.)
UBE Industries Ltd.	25,000	$46,020
Unicharm Corp.	2,700	144,214
United Urban Investment Corp.	56	82,252
USS Co. Ltd.	5,200	73,001
West Japan Railway Co.	3,800	155,144
Yahoo Japan Corp.	34,800	170,603
Yakult Honsha Co. Ltd.	2,000	100,373
Yamada Denki Co. Ltd.	21,500	71,656
Yamaguchi Financial Group Inc.	5,000	45,052
Yamaha Corp.	4,200	54,079
Yamaha Motor Co. Ltd.	6,700	106,782
Yamato Holdings Co. Ltd.	8,500	183,152
Yamato Kogyo Co. Ltd.	900	28,208
Yamazaki Baking Co. Ltd.	3,000	35,518
Yaskawa Electric Corp.	5,000	69,128
Yokogawa Electric Corp.	4,800	77,524
Yokohama Rubber Company Ltd., The	5,000	46,989

		61,487,620

Netherlands (3.01%)
Aegon NV	41,827	383,940
Akzo Nobel NV	5,732	467,721
ArcelorMittal	23,318	375,691
ASML Holding NV	8,432	780,967
Corio NV	1,512	69,093
Delta Lloyd NV	4,618	128,035
Fugro NV CVA	1,643	101,030
Gemalto NV	1,938	225,712
Heineken Holding NV	2,373	153,209
Heineken NV	5,353	372,563
ING Groep NV CVA (a)	90,658	1,283,296
Koninklijke Ahold NV	22,196	445,838
Koninklijke Boskalis Westminster NV CVA	1,782	98,125
Koninklijke DSM NV	3,712	254,746
Koninklijke KPN NV (a)	75,851	268,032
Koninklijke Philips NV	22,222	780,813
Koninklijke Vopak NV	1,674	93,470
OCI NV (a)	2,177	98,777
Randstad Holding NV	2,870	168,059
Reed Elsevier NV	16,529	357,166
TNT Express NV	9,713	95,394
Unibail-Rodamco SE	2,286	593,644
Unilever NV CVA	38,430	1,579,557
Wolters Kluwer - CVA	7,321	206,557
Ziggo NV	3,596	159,767

		9,541,202

New Zealand (0.12%)
Auckland International Airport Ltd.	22,590	74,694
Contact Energy Ltd.	9,092	41,977
Fletcher Building Ltd.	16,252	134,273
Ryman Healthcare Ltd.	7,561	57,416
Telecom Corp. of New Zealand Ltd.	39,201	83,010

		391,370

	Shares	Value
Common Stocks (Cont.)
Norway (0.82%)
Aker Solutions ASA	3,887	$60,532
DnB NOR ASA	23,170	402,819
Gjensidige Forsikring ASA	5,047	102,663
Norsk Hydro ASA	30,366	151,379
Orkla ASA	17,246	147,034
Seadrill Ltd.	9,046	319,370
Statoil ASA	26,580	750,195
Subsea 7 SA	6,017	111,843
Telenor ASA	15,963	353,768
Yara International ASA	4,183	184,846

		2,584,449

Portugal (0.20%)
Banco Espirito Santo SA Reg. (a)	45,190	84,606
Energias de Portugal SA	48,117	223,458
Galp Energia SGPS SA B Shares	8,028	138,634
Jeronimo Martins SGPS SA	6,268	105,176
Portugal Telecom SGPS SA	16,229	69,019

		620,893

Singapore (1.44%)
Ascendas Real Estate Investment Trust	47,000	84,445
CapitaCommercial Trust	43,000	50,763
Capitaland Ltd.	62,692	144,034
Capitamall Trust	58,000	87,145
CapitaMalls Asia Ltd.	34,000	48,382
City Developments Ltd.	10,031	80,541
Comfortdelgro Corp. Ltd.	47,000	74,167
DBS Group Holdings Ltd.	40,667	522,764
Genting Singapore PLC	150,400	159,618
Global Logistic Properties Ltd.	75,000	158,001
Golden Agri-Resources Ltd.	166,702	76,201
Hutchison Port Holdings Trust	130,000	84,500
Jardine Cycle & Carriage Ltd.	2,015	72,613
Keppel Corp. Ltd.	33,202	287,439
Keppel Land Ltd.	18,000	48,080
Noble Group Ltd.	108,654	102,357
Olam International Ltd.	29,900	52,769
Oversea-Chinese Banking Corporation Ltd. (b)	61,000	461,173
Sembcorp Industries Ltd.	21,200	92,526
Sembcorp Marine Ltd.	21,200	68,257
Singapore Airlines Ltd.	13,000	108,204
Singapore Exchange Ltd.	21,000	115,860
Singapore Press Holdings Ltd.	39,030	130,317
Singapore Technologies Engineering Ltd.	36,381	110,482
Singapore Telecommunications Ltd.	189,150	548,849
StarHub Ltd.	15,000	50,083
United Overseas Bank Ltd.	30,616	526,939
UOL Group Ltd.	10,461	52,060
Wilmar International Ltd.	48,000	132,030
Yangzijiang Shipbuilding Holdings Ltd.	48,000	41,212

		4,571,811

See accompanying notes to schedules of investments.	41

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
Spain (3.53%)
Abertis Infraestructuras SA	9,074	$207,201
ACS Actividades de Construccion y Servicios SA	4,002	157,213
Amadeus IT Holding SA A Shares	9,175	381,094
Banco Bilbao Vizcaya Argentaria SA	136,874	1,643,904
Banco Bilbao Vizcaya Argentaria SA Rights (a)	136,874	32,056
Banco de Sabadell SA	80,815	249,613
Banco Popular Espanol SA	38,163	288,112
Banco Santander SA	280,590	2,675,345
Bankia SA (a)	98,385	207,647
CaixaBank SA	40,085	257,892
Distribuidora Internacional de Alimentacion SA	14,395	131,521
Enagas SA	4,514	137,278
Ferrovial SA	9,878	213,992
Gas Natural SDG SA	8,551	240,436
Grifols SA	3,546	194,307
Iberdrola SA	114,306	799,336
Industria de Diseno Textil SA	5,190	778,635
International Consolidated Airlines Group SA (a)	23,356	162,812
Mapfre SA	23,891	100,715
Red Electrica Corporacion SA	2,447	198,895
Repsol SA	20,473	522,491
Telefonica SA	96,561	1,527,818
Zardoya Otis SA	4,040	68,792

		11,177,105

Sweden (3.27%)
Alfa Laval AB	7,335	198,439
Assa Abloy AB Class B	7,797	415,130
Atlas Copco AB Class A	15,710	453,171
Atlas Copco AB Class B	9,356	256,151
Boliden AB	6,896	104,842
Electrolux AB Series B	5,897	128,649
Elekta AB B Shares	9,032	120,361
Getinge AB B Shares	4,571	128,041
Hennes & Mauritz AB (H&M) B Shares	22,411	955,678
Hexagon AB B Shares	5,817	197,636
Husqvarna AB B Shares	10,537	73,586
Industrivarden AB C Shares	2,968	57,505
Investment AB Kinnevik B Shares	5,361	197,963
Investor AB B Shares	10,602	383,633
Lundin Petroleum AB (a)	5,481	112,714
Millicom International Cellular SA SDR	1,498	152,640
Nordea Bank AB	71,526	1,014,490
Sandvik AB	25,693	363,028
Scania AB Class B	7,558	222,105
Securitas AB Class B	7,894	91,413
Skandinaviska Enskilda Banken AB Class A	35,512	487,499
Skanska AB Class B	9,310	219,362
SKF AB B Shares	9,423	241,242
Svenska Cellulosa AB Class B	14,105	415,154
Svenska Handelsbanken AB A Shares	11,675	585,888

	Shares	Value
Common Stocks (Cont.)
Sweden (Cont.)
Swedbank AB - A Shares	21,257	$570,484
Swedish Match AB	4,943	161,526
Tele2 AB B Shares	8,000	99,254
Telefonaktiebolaget LM Ericsson B Shares	71,627	953,950
TeliaSonera AB	55,429	417,925
Volvo AB B Shares	35,646	566,168

		10,345,627

Switzerland (9.18%)
ABB Ltd. Reg.	51,749	1,334,627
Actelion Ltd. Reg.	2,458	232,718
Adecco SA Reg.	3,202	266,396
Aryzta AG	2,151	190,027
Baloise Holding AG Reg.	1,180	148,426
Barry Callebaut AG Reg.	44	59,327
Compagnie Financiere Richemont SA Reg.	12,396	1,183,443
Credit Suisse Group AG Reg.	35,520	1,148,710
Ems-Chemie Holding AG Reg	173	65,312
Geberit AG Reg.	886	290,139
Givaudan SA Reg.	215	332,453
Holcim Ltd. Reg.	5,340	442,156
Julius Baer Group Ltd.	5,450	241,845
Kuehne & Nagel International AG Reg.	1,281	179,243
Lindt & Spruengli AG	18	89,221
Lindt & Spruengli AG Reg.	3	176,630
Lonza Group AG Reg.	1,300	132,566
Nestle SA Reg.	76,271	5,741,570
Novartis AG Reg.	54,406	4,615,633
Pargesa Holding SA	681	58,929
Partners Group Holding AG	391	109,863
Roche Holding AG	16,622	4,982,558
Schindler Holding AG	1,047	154,317
Schindler Holding AG Reg.	543	79,787
SGS SA Reg	128	315,493
Sika AG	48	196,333
Sonova Holding AG Reg.	1,202	175,667
Sulzer AG Reg.	564	77,514
Swatch Group AG Reg., The	1,093	126,726
Swatch Group AG, The	720	451,196
Swiss Life Holding AG Reg.	777	190,723
Swiss Prime Site AG Reg.	1,325	112,634
Swiss Re AG	8,336	772,734
Swisscom AG	544	334,135
Syngenta AG Reg.	2,221	839,862
Transocean Ltd.	8,641	355,981
UBS AG Reg.	86,686	1,790,494
Zurich Insurance Group AG	3,534	1,084,925

		29,080,313

United Kingdom (20.72%)
3i Group PLC	21,675	143,775
Aberdeen Asset Management PLC	23,183	150,849
Admiral Group PLC	4,312	102,655

42	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Aggreko PLC	6,561	$164,181
AMEC PLC	6,691	125,158
Anglo American PLC	33,176	844,294
Antofagasta PLC	9,805	136,574
ARM Holdings PLC	33,306	554,150
ASOS PLC (a)	1,234	106,664
Associated British Foods PLC	8,228	381,478
AstraZeneca PLC	29,699	1,919,359
Aviva PLC	69,026	548,916
Babcock International Group PLC	8,330	187,063
BAE Systems PLC	76,424	527,733
Barclays PLC	363,096	1,412,853
BG Group PLC	80,893	1,507,069
BHP Billiton PLC	49,995	1,536,959
BP PLC	441,087	3,529,720
British American Tobacco PLC	44,706	2,486,005
British Land Co. PLC	22,701	247,513
British Sky Broadcasting Group PLC	24,836	378,031
BT Group PLC	186,523	1,180,104
Bunzl PLC	7,962	211,851
Burberry Group PLC	10,307	239,707
Capita PLC	15,708	287,016
Carnival PLC	4,528	172,416
Centrica PLC	120,858	664,309
Cobham PLC	24,122	120,243
Compass Group PLC	42,773	652,477
Croda International PLC	3,321	140,962
Diageo PLC	59,584	1,848,633
Direct Line Insurance Group PLC	24,932	98,718
easyJet PLC	3,869	110,621
Experian PLC	24,035	433,156
Fresnillo PLC	4,520	63,562
G4S PLC	35,279	142,039
GKN PLC	38,488	250,437
GlaxoSmithKline PLC	115,039	3,052,295
Glencore Xstrata PLC	250,454	1,289,377
Hammerson PLC	17,233	159,164
Hargreaves Lansdown PLC	5,175	125,789
HSBC Holdings PLC	445,043	4,507,368
ICAP PLC	13,524	85,136
IMI PLC	6,391	155,346
Imperial Tobacco Group PLC	22,984	928,440
Inmarsat PLC	11,000	133,230
InterContinental Hotels Group PLC	6,275	201,591
Intertek Group PLC	3,712	190,110
Intu Properties PLC	16,885	79,383
Intu Properties PLC Rights (a)	4,824	7,641
Investec PLC	12,634	102,112
ITV PLC	90,025	287,413
J Sainsbury PLC	27,963	147,361
Johnson Matthey PLC	4,699	256,248
Kingfisher PLC	55,539	390,182
Land Securities Group PLC	18,231	310,321
Legal & General Group PLC	139,836	477,212
Lloyds Banking Group PLC (a)	1,179,759	1,468,243
London Stock Exchange Group PLC	4,159	136,593

	Shares	Value
Common Stocks (Cont.)
United Kingdom (Cont.)
Marks & Spencer Group PLC	37,478	$282,104
Meggitt PLC	19,120	152,972
Melrose Industries PLC	25,024	123,863
National Grid PLC	88,229	1,209,088
Next PLC	3,644	400,956
Old Mutual PLC	115,447	387,052
Pearson PLC	19,318	342,350
Persimmon PLC	7,338	164,664
Petrofac Ltd.	6,369	152,688
Prudential PLC	60,563	1,280,774
Randgold Resources Ltd.	2,133	160,093
Reckitt Benckiser Group PLC	15,322	1,248,339
Reed Elsevier PLC	27,466	419,436
Resolution Ltd.	34,700	172,856
Rexam PLC	18,074	146,683
Rio Tinto PLC	30,177	1,679,083
Rolls-Royce Holdings PLC	44,829	802,672
Royal Bank of Scotland Group PLC (a)	50,928	264,053
Royal Dutch Shell PLC Class A	91,311	3,335,341
Royal Dutch Shell PLC Class B	58,674	2,289,439
Royal Mail PLC (a)	14,799	138,904
RSA Insurance Group PLC	86,965	129,833
RSA Insurance Group PLC Rights (a)	32,611	18,213
SABMiller PLC	22,721	1,134,486
Sage Group PLC, The	26,038	181,494
Schroders PLC	2,400	103,950
SEGRO PLC	17,831	98,693
Serco Group PLC	11,902	83,537
Severn Trent PLC	5,419	164,695
Shire PLC	13,801	677,596
Smith & Nephew PLC	20,919	317,015
Smiths Group PLC	9,113	193,252
SSE PLC	23,277	570,064
Standard Chartered PLC	57,410	1,199,739
Standard Life PLC	55,102	346,784
Tate & Lyle PLC	11,504	128,019
Tesco PLC	192,383	947,440
Travis Perkins PLC	5,932	186,418
Tui Travel PLC	9,376	68,465
Tullow Oil PLC	21,305	265,857
Unilever PLC	30,402	1,298,035
United Utilities Group PLC	15,647	205,557
Vodafone Group PLC	623,473	2,289,849
Weir Group PLC, The	4,892	206,829
Whitbread PLC	4,175	289,690
William Hill PLC	20,900	118,816
William Morrison Supermarkets PLC	53,178	188,837
Wolseley PLC	6,242	354,961
WPP PLC	31,371	646,953

		65,666,292

See accompanying notes to schedules of investments.	43

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Shares	Value
Common Stocks (Cont.)
United States (0.04%)
Coca-Cola HBC AG Sponsored ADR	4,506	$112,064

Total Common Stocks
(cost $253,663,377)		310,371,010

Preferred Stocks (0.60%)
Germany (0.60%)
Bayerische Moteren Werke (BMW) AG PFD	1,238	116,931
Fuchs Petrolub SE PFD	867	86,978
Henkel AG & Co. KGaA PFD	4,174	449,214
Porsche Automobil Holding SE PFD	3,588	368,402
Volkswagen AG PFD	3,400	881,062

		1,902,587

Total Preferred Stocks
(cost $680,081)		1,902,587

Short-term Investments (0.06%)
State Street Institutional U.S. Government Money Market Fund	208,748	208,748

Total Short-term Investments
(cost $208,748)		208,748

TOTAL INVESTMENTS (98.61%)
(cost $254,552,206)		312,482,345
CASH (c) AND OTHER ASSETS, NET OF LIABILITIES (1.39%)		4,395,074

NET ASSETS (100.00%)		$316,877,419

(a)	Non-income producing security.

(b)	In accordance with the Trust’s valuation procedures, State Farm Investment Management Corp. (“SFIMC”) determined the fair value for the security considering the facts and circumstances related to the particular security.
(c)	At March 31, 2014, cash in the amount of $224,342 has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

SDR - Swedish Depositary Receipt

ADR - American Depositary Receipt

INTERNATIONAL EQUITY INDEX FUND FOREIGN CURRENCY DENOMINATIONS

Currency	Value	%
Euro	$99,036,918	31.69
British Pound	65,666,292	21.01
Japanese Yen	61,487,620	19.68
Swiss Franc	29,080,313	9.31
Australian Dollar	24,583,185	7.87
Swedish Krona	10,345,627	3.31
Hong Kong Dollar	8,567,234	2.74
Singapore Dollar	4,487,311	1.44
Danish Krone	4,204,383	1.34
Norwegian Krone	2,584,449	0.83
Israeli Shekel	1,642,331	0.53
United States Dollar	405,312	0.13
New Zealand Dollar	391,370	0.12

Total Investments	$312,482,345	100.00%

INTERNATIONAL EQUITY INDEX FUND SECTOR CLASSIFICATIONS

Sector	Value	%
Financials	$79,970,325	25.24
Industrials	40,444,274	12.76
Consumer Discretionary	36,606,717	11.55
Consumer Staples	34,326,906	10.83
Health Care	32,615,409	10.29
Materials	25,405,516	8.02
Energy	21,628,206	6.83
Telecommunication Services	15,441,107	4.87
Information Technology	14,083,266	4.45
Utilities	11,751,871	3.71

Total Stocks	312,273,597	98.55
Short-term Investments	208,748	0.06
Cash and Other Assets, Net of Liabilities	4,395,074	1.39

Net Assets	$316,877,419	100.00%

44	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

OPEN FUTURES CONTRACTS

Description	Contracts Purchased	Expiration	Notional Value	Market Value	Unrealized Gain (Loss)
ASX SPI 200 Index	5	June 2014	$621,453	$624,813	$3,360
Euro Stoxx 50 Index	30	June 2014	1,237,833	1,281,772	43,939
FTSE 100 Index	14	June 2014	1,517,999	1,527,260	9,261
Nikkei 225 Index	15	June 2014	1,095,439	1,072,729	(22,710)

Total					$33,850

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Currency	Counterparty	Settlement Date	Foreign amount Purchased (Sold)	U.S. Dollar amount Purchased (Sold)	Unrealized Gain	Unrealized (Loss)
Euro	Deutsche Bank AG London	04/02/2014	142,000	$(195,712)	$—	$(85)
Australian Dollar	BNP Paribas SA	04/02/2014	(84,000)	77,855	—	(46)
British Pound	Deutsche Bank AG London	04/02/2014	(46,000)	76,689	—	(1)
Japanese Yen	Deutsche Bank AG London	04/02/2014	(1,268,000)	12,312	27	—
Swedish Krona	Deutsche Bank AG London	04/02/2014	(203,000)	31,310	—	(54)
Swiss Franc	Deutsche Bank AG London	04/02/2014	(20,000)	22,641	18	—

Total					$45	$(186)

See accompanying notes to schedules of investments.	45

STATE FARM VARIABLE PRODUCT TRUST STOCK AND BOND BALANCED FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

(Unaudited)

	Shares	Value
Registered Investment Companies (99.55%)
State Farm Variable Product Trust Bond Fund (a)	3,393,270	$35,561,469
State Farm Variable Product Trust Large Cap Equity Index Fund (a)	3,032,651	55,072,951

Total Registered Investment Companies
(cost $70,963,999)		90,634,420

TOTAL INVESTMENTS (99.55%)
(cost $70,963,999)		90,634,420
CASH AND OTHER ASSETS, NET OF LIABILITIES (0.45%)		408,713

NET ASSETS (100.00%)		$91,043,133

(a)	The Stock and Bond Balanced Fund’s investment adviser is an affiliate of the issuer.

46	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (70.33%)
Aerospace/Defense (0.85%)
Northrop Grumman Corp.
3.250%, 08/01/2023	$1,500,000	$1,436,301

Agriculture, Foods, & Beverage (6.79%)
Coca-Cola Co., The
1.800%, 09/01/2016	500,000	511,914
Hershey Co.
5.450%, 09/01/2016	500,000	552,490
General Mills Inc.
5.700%, 02/15/2017	1,000,000	1,120,128
Coca-Cola Co., The
5.350%, 11/15/2017	2,000,000	2,285,322
Pepsico Inc.
5.000%, 06/01/2018	1,000,000	1,120,393
Mondelez International Inc.
2.250%, 02/01/2019	500,000	495,428
Campbell Soup Co.
4.250%, 04/15/2021	1,000,000	1,055,046
Kellogg Co.
3.125%, 05/17/2022	1,000,000	974,741
Sysco Corp.
2.600%, 06/12/2022	1,000,000	949,092
Kellogg Co.
2.750%, 03/01/2023	1,000,000	944,875
Pepsico Inc.
2.750%, 03/01/2023	1,000,000	947,827
Mondelez International Inc.
4.000%, 02/01/2024	500,000	507,372

		11,464,628

Automotive (0.59%)
Toyota Motor Credit Corp.
2.100%, 01/17/2019	1,000,000	996,299

Banks (3.40%)
Mellon Funding Corp.
5.200%, 05/15/2014	500,000	502,861
US Bank NA
4.950%, 10/30/2014	500,000	513,098
Fifth Third Bank
4.750%, 02/01/2015	500,000	516,764
Wachovia Bank NA
5.600%, 03/15/2016	500,000	543,489
Wells Fargo Bank NA
5.750%, 05/16/2016	500,000	549,678
Bank of America NA
6.000%, 06/15/2016	500,000	550,218
Wachovia Corp.
5.750%, 06/15/2017	500,000	568,176
Bank of New York Mellon Corp.
2.200%, 03/04/2019	1,000,000	997,126
Wells Fargo & Co.
3.000%, 01/22/2021	500,000	500,344
US Bancorp
3.700%, 01/30/2024	500,000	506,762

		5,748,516

	Principal amount	Value
Corporate Bonds (Cont.)
Building Materials & Construction (0.66%)
CRH America Inc.
6.000%, 09/30/2016	$1,000,000	$1,111,470

Chemicals (4.45%)
Praxair Inc.
5.375%, 11/01/2016	1,000,000	1,104,843
Rohm & Haas Co.
6.000%, 09/15/2017	500,000	568,338
E.I. du Pont de Nemours and Co.
6.000%, 07/15/2018	500,000	582,104
Praxair Inc.
2.450%, 02/15/2022	1,000,000	945,215
PPG Industries Inc.
2.700%, 08/15/2022	500,000	470,345
Dow Chemical Co., The
3.000%, 11/15/2022	1,000,000	950,551
E.I. du Pont de Nemours and Co.
2.800%, 02/15/2023	1,000,000	945,224
Praxair Inc.
2.700%, 02/21/2023	500,000	476,146
International Flavors & Fragrances Inc.
3.200%, 05/01/2023	500,000	476,236
Potash Corporation of Saskatchewan Inc.
3.625%, 03/15/2024	1,000,000	991,771

		7,510,773

Commercial Service/Supply (1.25%)
Pitney Bowes Inc.
5.750%, 09/15/2017	1,000,000	1,126,935
Cintas Corp. No. 2
3.250%, 06/01/2022	1,000,000	980,655

		2,107,590

Computer Software & Services (0.29%)
Texas Instruments Inc.
2.750%, 03/12/2021	500,000	496,418

Computers (0.68%)
International Business Machines Corp.
5.700%, 09/14/2017	1,000,000	1,144,250

Consumer & Marketing (2.82%)
Procter & Gamble Co., The
4.950%, 08/15/2014	1,000,000	1,016,911
Estee Lauder Co. Inc.
5.550%, 05/15/2017	1,000,000	1,120,289
Kimberly-Clark Corp.
6.125%, 08/01/2017	500,000	576,916
Unilever Capital Corp.
4.250%, 02/10/2021	1,000,000	1,090,832
Procter & Gamble Co., The
2.300%, 02/06/2022	1,000,000	956,510

		4,761,458

See accompanying notes to schedules of investments.	47

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Electronic/Electrical Manufacturing (0.89%)
Emerson Electric Co.
5.125%, 12/01/2016	$500,000	$552,488
2.625%, 02/15/2023	1,000,000	955,567

		1,508,055

Financial Services (3.16%)
General Electric Capital Corp.
4.875%, 03/04/2015	500,000	520,858
5.375%, 10/20/2016	500,000	555,413
5.400%, 02/15/2017	500,000	558,110
Simon Property Group Inc.
6.125%, 05/30/2018	1,000,000	1,163,275
JPMorgan Chase & Co.
4.350%, 08/15/2021	1,000,000	1,071,896
General Electric Capital Corp.
3.100%, 01/09/2023	1,000,000	978,550
JPMorgan Chase & Co.
3.200%, 01/25/2023	500,000	484,835

		5,332,937

Health Care (8.98%)
AstraZeneca PLC
5.400%, 06/01/2014	1,000,000	1,008,006
Merck & Co. Inc.
4.750%, 03/01/2015	500,000	520,134
Baxter International Inc.
5.900%, 09/01/2016	500,000	558,216
Eli Lilly and Co.
5.200%, 03/15/2017	1,000,000	1,117,788
Wyeth
5.450%, 04/01/2017	500,000	561,078
Amgen Inc.
5.850%, 06/01/2017	500,000	565,752
Johnson & Johnson
5.550%, 08/15/2017	500,000	570,500
AstraZeneca PLC
5.900%, 09/15/2017	500,000	574,809
Schering-Plough Corp.
6.000%, 09/15/2017	500,000	575,574
GlaxoSmithKline Capital Inc.
5.650%, 05/15/2018	1,000,000	1,147,302
Medtronic Inc.
4.125%, 03/15/2021	1,000,000	1,067,217
Sanofi-Aventis
4.000%, 03/29/2021	1,000,000	1,073,430
GlaxoSmithKline Capital Inc.
2.800%, 03/18/2023	1,000,000	958,900
Medtronic Inc.
2.750%, 04/01/2023	1,000,000	945,937
Baxter International Inc.
3.200%, 06/15/2023	2,000,000	1,950,870
Pfizer Inc.
3.000%, 06/15/2023	1,000,000	969,799

	Principal amount	Value
Corporate Bonds (Cont.)
Health Care (Cont.)
Novartis Capital Corp.
3.400%, 05/06/2024	$1,000,000	$998,789

		15,164,101

Machinery & Manufacturing (5.79%)
Caterpillar Inc.
5.700%, 08/15/2016	500,000	552,214
Eaton Corp.
5.300%, 03/15/2017	1,000,000	1,101,963
Honeywell International Inc.
5.300%, 03/15/2017	500,000	558,022
John Deere Capital Corp.
5.500%, 04/13/2017	500,000	557,324
Cooper U.S. Inc.
6.100%, 07/01/2017	1,000,000	1,132,901
Caterpillar Financial Services Corp.
5.850%, 09/01/2017	500,000	567,784
Thermo Fisher Scientific Inc.
2.400%, 02/01/2019	500,000	497,909
John Deere Capital Corp.
2.800%, 03/04/2021	500,000	495,813
Caterpillar Financial Services Corp.
2.850%, 06/01/2022	1,000,000	970,495
Deere & Co.
2.600%, 06/08/2022	1,000,000	956,088
Covidien International
3.200%, 06/15/2022	1,000,000	984,043
3M Co.
2.000%, 06/26/2022	500,000	466,399
Caterpillar Financial Services Corp.
2.625%, 03/01/2023	1,000,000	939,037

		9,779,992

Media & Broadcasting (1.24%)
Walt Disney Co., The
5.625%, 09/15/2016	1,000,000	1,115,528
Comcast Corp.
3.125%, 07/15/2022	1,000,000	988,491

		2,104,019

Mining & Metals (2.21%)
Alcan Inc.
5.000%, 06/01/2015	500,000	523,440
Alcoa Inc.
5.550%, 02/01/2017	1,000,000	1,093,373
BHP Billiton Finance USA Ltd.
5.400%, 03/29/2017	500,000	559,288
Rio Tinto Finance USA Ltd.
6.500%, 07/15/2018	500,000	587,596
Rio Tinto Finance USA PLC
3.500%, 03/22/2022	500,000	500,190

48	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Mining & Metals (Cont.)
Barrick Gold Corp.
3.850%, 04/01/2022	$500,000	$477,588

		3,741,475

Oil & Gas (3.82%)
ConocoPhillips Canada
5.625%, 10/15/2016	500,000	558,370
Apache Corp.
5.625%, 01/15/2017	500,000	558,202
Shell International Finance
5.200%, 03/22/2017	500,000	558,654
Canadian National Resources
5.700%, 05/15/2017	500,000	562,742
Weatherford International Inc.
6.350%, 06/15/2017	500,000	565,765
EOG Resources Inc.
5.875%, 09/15/2017	500,000	568,954
Husky Energy Inc.
6.200%, 09/15/2017	500,000	571,842
ConocoPhillips
5.200%, 05/15/2018	500,000	563,516
Apache Corp.
3.250%, 04/15/2022	1,000,000	1,008,636
Shell International Finance
2.375%, 08/21/2022	500,000	470,774
EOG Resources Inc.
2.625%, 03/15/2023	500,000	472,371

		6,459,826

Retailers (6.05%)
Lowe’s Companies Inc.
5.000%, 10/15/2015	1,000,000	1,066,576
Target Corp.
5.875%, 07/15/2016	1,000,000	1,112,652
Lowe’s Companies Inc.
5.400%, 10/15/2016	500,000	555,694
McDonald’s Corp.
5.300%, 03/15/2017	1,000,000	1,117,586
Wal-Mart Stores Inc.
5.375%, 04/05/2017	1,000,000	1,125,448
Target Corp.
5.375%, 05/01/2017	500,000	561,128
CVS Caremark Corp.
5.750%, 06/01/2017	500,000	565,540
Wal-Mart Stores Inc.
5.800%, 02/15/2018	500,000	575,754
CVS Caremark Corp.
2.250%, 12/05/2018	1,000,000	1,000,796
Home Depot Inc.
4.400%, 04/01/2021	1,000,000	1,099,368
Walgreen Co.
3.100%, 09/15/2022	500,000	480,350
Home Depot Inc.
2.700%, 04/01/2023	1,000,000	951,800

		10,212,692

	Principal amount	Value
Corporate Bonds (Cont.)
Telecom & Telecom Equipment (2.40%)
BellSouth Corp.
5.200%, 09/15/2014	$1,000,000	$1,021,447
AT&T Inc.
4.450%, 05/15/2021	1,000,000	1,080,657
Vodafone Group PLC
2.950%, 02/19/2023	1,000,000	937,554
Verizon Communications Inc.
4.150%, 03/15/2024	1,000,000	1,015,948

		4,055,606

Transportation (1.44%)
Burlington North Santa Fe
3.000%, 03/15/2023	1,500,000	1,415,730
Norfolk Southern Corp.
3.850%, 01/15/2024	1,000,000	1,015,556

		2,431,286

Utilities & Energy (12.57%)
Union Electric Co.
5.500%, 05/15/2014	1,000,000	1,005,832
Carolina Power & Light
5.250%, 12/15/2015	1,000,000	1,077,101
Ohio Power Co.
6.000%, 06/01/2016	1,000,000	1,105,933
Commonwealth Edison Co.
5.950%, 08/15/2016	500,000	556,489
Baltimore Gas & Electric Co.
5.900%, 10/01/2016	500,000	558,629
Consolidated Edison Co. NY
5.300%, 12/01/2016	1,000,000	1,107,232
Georgia Power Co.
5.700%, 06/01/2017	1,000,000	1,132,195
Jersey Central Power & Light
5.650%, 06/01/2017	1,000,000	1,104,800
Atmos Energy Corp.
6.350%, 06/15/2017	500,000	569,098
Kansas City Power & Light Co.
5.850%, 06/15/2017	1,000,000	1,106,305
Union Electric Co.
6.400%, 06/15/2017	500,000	572,893
MidAmerican Energy Co.
5.950%, 07/15/2017	500,000	569,994
Commonwealth Edison Co.
6.150%, 09/15/2017	500,000	575,171
Florida Power Corp.
5.800%, 09/15/2017	500,000	570,230
Virginia Electric & Power Co.
5.950%, 09/15/2017	500,000	573,463
Public Service Electric and Gas Co.
5.300%, 05/01/2018	500,000	566,362
Florida Power Corp.
5.650%, 06/15/2018	500,000	572,684
Pacificorp
5.650%, 07/15/2018	500,000	572,738

See accompanying notes to schedules of investments.	49

STATE FARM VARIABLE PRODUCT TRUST BOND FUND

SCHEDULE OF INVESTMENTS (continued)

March 31, 2014

(Unaudited)

	Principal amount	Value
Corporate Bonds (Cont.)
Utilities & Energy (Cont.)
Appalachian Power Co.
4.600%, 03/30/2021	$500,000	$547,003
Southern California Edison Co.
3.875%, 06/01/2021	1,000,000	1,066,318
Baltimore Gas & Electric Co.
2.800%, 08/15/2022	500,000	477,443
Northern States Power Co.
2.150%, 08/15/2022	500,000	462,615
Pacific Gas & Electric
2.450%, 08/15/2022	1,000,000	929,613
Indiana Michigan Power Co.
3.200%, 03/15/2023	1,000,000	971,526
Kansas City Power & Light Co.
3.150%, 03/15/2023	1,000,000	952,936
Public Service Company of Colorado
2.500%, 03/15/2023	1,000,000	934,404
Virginia Electric & Power Co.
3.450%, 02/15/2024	1,000,000	997,939

		21,236,946

Total Corporate Bonds
(cost $113,293,605)		118,804,638

U.S. Treasury Obligations (27.55%)
U.S. Treasury Notes
4.250%, 08/15/2015	10,000,000	10,554,300
3.250%, 03/31/2017	8,000,000	8,555,624
3.500%, 02/15/2018	10,000,000	10,824,220
2.750%, 02/15/2019	7,500,000	7,873,245
3.625%, 02/15/2020	8,000,000	8,730,000

Total U.S. Treasury Obligations
(cost $44,651,345)		46,537,389

	Shares	Value
Short-term Investments (1.46%)
JPMorgan U.S. Government Money Market Fund	2,471,869	$2,471,869

Total Short-term Investments
(cost $2,471,869)		2,471,869

TOTAL INVESTMENTS (99.34%)
(cost $160,416,819)		167,813,896
OTHER ASSETS, NET OF LIABILITIES (0.66%)		1,106,459

NET ASSETS (100.00%)		$168,920,355

50	See accompanying notes to schedules of investments.

STATE FARM VARIABLE PRODUCT TRUST MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

March 31, 2014

(Unaudited)

	Principal amount	Value
Short-term Investments (100.05%)
Agriculture, Foods, & Beverage (4.89%)
Nestle Finance International Ltd.
0.060%, 04/30/2014	$1,750,000	$1,749,915

Automotive (14.97%)
American Honda Finance Corp.
0.080%, 04/09/2014	550,000	549,990
0.110%, 05/23/2014	1,315,000	1,314,791
PACCAR Financial Corp.
0.100%, 05/01/2014	1,795,000	1,794,850
Toyota Motor Credit Corp.
0.050%, 04/02/2014	1,700,000	1,699,998

		5,359,629

Chemicals (2.79%)
Praxair Inc.
0.080%, 05/22/2014	1,000,000	999,887

Consumer & Marketing (5.26%)
Procter & Gamble Co., The (a)
0.100%, 06/17/2014	1,883,000	1,882,597

Financial Services (7.92%)
General Electric Capital Corp.
0.100%, 06/24/2014	1,834,000	1,833,572
Wells Fargo & Co.
0.120%, 04/11/2014	1,000,000	999,967

		2,833,539

Government Agency Securities (b) (27.89%)
Federal Home Loan Bank
0.040%, 04/09/2014	955,000	954,992
0.060%, 04/16/2014	4,000,000	3,999,900
0.090%, 05/07/2014	2,000,000	1,999,820
0.070%, 05/16/2014	1,000,000	999,912
0.065%, 05/21/2014	1,230,000	1,229,889
Federal National Mortgage Association
0.080%, 06/02/2014	800,000	799,890

		9,984,403

Health Care (14.41%)
Abbott Laboratories (a)
0.080%, 05/22/2014	1,793,000	1,792,797
Pfizer Inc. (a)
0.080%, 06/09/2014	1,484,000	1,483,772
Roche Holdings Inc. (a)
0.070%, 05/13/2014	1,883,000	1,882,846

		5,159,415

Machinery & Manufacturing (7.73%)
Caterpillar Finance Service Corp.
0.080%, 05/28/2014	1,046,000	1,045,868
John Deere Capital Corp. (a)
0.070%, 04/08/2014	1,720,000	1,719,977

		2,765,845

	Principal amount	Value
Short-term Investments (Cont.)
Oil & Gas (2.88%)
Chevron Corp. (a)
0.080%, 04/28/2014	$1,032,000	$1,031,938

	Shares	Value
Registered Investment Companies (0.13%)
JPMorgan U.S. Government Money Market Fund	46,153	$46,153

	Principal amount	Value
U.S. Government Obligations (11.18%)
U.S. Treasury Bill
0.040%, 04/17/2014	$1,000,000	$999,982
0.046%, 04/24/2014	1,000,000	999,971
0.046%, 05/08/2014	2,000,000	1,999,905

		3,999,858

Total Short-term Investments
(cost $35,813,179)		35,813,179

TOTAL INVESTMENTS (100.05%)
(cost $35,813,179)		35,813,179
LIABILITIES, NET OF OTHER ASSETS (-0.05%)		(17,920)

NET ASSETS (100.00%)		$35,795,259

(a)	Securities exempt from registration under Section 4(a)(2) of the Securities Act of 1933. These securities are purchased as part of the normal course of business, valued at amortized cost and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid.

(b)	The obligations of these U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury. On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corp. (“Freddie Mac”) into conservatorship. The United States Treasury has put in place a set of financing agreements to help ensure that these entities continue to meet their obligations to holders of bonds they have issued or guaranteed.

See accompanying notes to schedules of investments.	51

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

(Unaudited)

1.	Investment Objective

State Farm Variable Product Trust (the “Trust”) has nine separate investment portfolios (each a “Fund” and together, the “Funds”). The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. Each Fund has its own investment objective, investment policies, restrictions, and attendant risks and is diversified as defined in the Investment Company Act of 1940. Shares of each Fund are offered exclusively in connection with variable deferred annuity and variable universal life insurance policies issued by State Farm Life Insurance Company and State Farm Life and Accident Assurance Company. State Farm Investment Management Corp. (“SFIMC”) is the Trust’s investment adviser.

The Large Cap Equity Fund seeks long-term growth of capital. The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stocks and other equity securities of large capitalization companies.

The Small/Mid Cap Equity Fund seeks long-term growth of capital. The Fund primarily invests under normal circumstances at least 80% of its net assets (plus any borrowing) in common stock and other equity securities of small and mid-capitalization companies.

The International Equity Fund seeks long-term growth of capital. The International Equity Fund invests its assets primarily in securities issued by foreign companies. There is no restriction on the size of the companies in which the Fund invests.

The Large Cap Equity Index Fund (the “Large Cap Index Fund”) seeks to match the performance of the Standard and Poor’s Composite Index of 500 Stocks® (the “S&P 500”)1 by investing in the securities that make up the S&P 500. The S&P 500 tracks the common stock performance of 500 large U.S. companies.

The Small Cap Equity Index Fund (the “Small Cap Index Fund”) seeks to match the performance of the Russell 2000® Small Stock Index (the “Russell 2000”)2 by investing in some of the stocks found in the Russell 2000. The Russell 2000 tracks the common stock performance of about 2,000 small U.S. companies.

The International Equity Index Fund (the “International Index Fund”) seeks to match the performance of the Morgan Stanley Capital International Europe, Australasia and Far East Free Index® (the “EAFE Free”)3 by investing in some of the stocks found in the EAFE Free. The EAFE Free is a capitalization-weighted index that currently includes stocks of companies in 15 European countries, Australia, New Zealand, Israel, Hong Kong, Japan and Singapore.

The Stock and Bond Balanced Fund (the “Balanced Fund”) seeks long-term growth of capital, balanced with current income. The Balanced Fund invests in the Large Cap Index and Bond Funds of the Trust.

The Bond Fund seeks to realize over a period of years the highest yield consistent with prudent investment management through current income and capital gains. The Fund typically invests 80% or more of its assets in investment grade bonds or bonds determined to be of comparable quality.

The Money Market Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of investments in accordance with U.S. generally accepted accounting principles (“GAAP”).

Securities Valuation

All investments in securities are recorded at their fair value. For more information refer to Note 3 Securities Valuation.

Securities Transactions

For financial reporting purposes, security transactions are accounted for on trade date (date the order to buy or sell is executed).

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. It is the Funds’ policy to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and, in the manner provided therein, to distribute substantially all of their taxable income, including any net realized gain on sales of investments reportable for federal income tax purposes.

For more information refer to Note 5 Income Taxes.

Foreign Currency Translations

Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing foreign exchange rates at March 31, 2014. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at the prevailing foreign exchange rates on the respective dates of transactions. That portion of realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed, but is included with realized and unrealized gains and losses on investment securities.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

Short Sales

The Large Cap Index, Small Cap Index, International Index Funds, and indirectly, the Balanced Fund, may enter into covered short sale transactions to dispose of certain securities received as part of corporate actions (e.g., corporate mergers or spin-offs) that no longer are included in the respective benchmark indices. These transactions are designed to help minimize the impact these non-index securities have on the overall performance of the Funds.

3.	Securities Valuation

Investments are valued at fair value pursuant to valuation procedures approved by the Trust’s Board of Trustees (the “Board”). The valuation procedures assign to SFIMC the responsibility for determining fair value using the processes and factors as outlined in the valuation procedures. If SFIMC cannot determine fair value based on the valuation procedures, the Board or the Executive Committee of the Board will determine fair value.

Fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in three broad levels as follows:

•	Level 1 - Unadjusted quoted prices in active markets that are accessible to the Funds for identical assets or liabilities.

•

Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, quoted prices for similar instruments in active markets, interest rates, yield curves and credit spreads. For assets or liabilities with a specified (contractual) term, a Level 2 input must be observable for substantially the full term of the asset or liability.

•

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available. These inputs, based on the best information available in the circumstances, would include reasonably available information about the assumptions that a market participant would use in valuing the asset or liability and might include SFIMC’s own data.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure the fair value of an asset or liability might be categorized within different levels of the fair value hierarchy. In those cases, the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

Stocks, closed-end registered investment companies and exchange-traded funds (“ETFs”) traded on securities exchanges, or in an over-the-counter (“OTC”) market in which transaction prices are reported, are valued at the last sales price on the day of valuation or, if there are no reported sales on that day, at the last reported bid price for the day. Stocks traded on NASDAQ are valued at the NASDAQ Official Closing Price. Long-term debt securities and U.S. Treasury bills are generally valued using quotations provided by an independent pricing service. All of the securities of the Money Market Fund and short-term debt securities with remaining maturities of 60 days or less (other than U.S. Treasury bills) are generally valued on an amortized cost basis, which approximates market value. Investments in open-end investment companies are valued each day based on the closing net asset value of the respective fund. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short sales, if any, are valued at market value.

Portfolio securities that are primarily traded on foreign securities exchanges (“foreign securities”) are valued at the closing values of such securities on the respective exchange where each security is primarily traded. SFIMC may determine that a market quotation for a foreign security held by a Fund is not reliable because of events or circumstances that have occurred between the time of the market quotation and the time the net asset value of the Fund is calculated (“subsequent events”). A subsequent event might include company-specific developments, a development that might affect an entire market or region, a potentially global development or a significant change in one or more U.S. securities indices. If SFIMC determines that the market quotation for a foreign security is not reliable, SFIMC may use an independent statistical fair value service to assist in determining value, or SFIMC may determine the foreign security’s value in SFIMC’s reasonable judgment.

For securities other than foreign securities, for which market prices are not readily available or are considered unreliable, SFIMC is required to obtain bid price quotations from brokers or dealers in the securities. If SFIMC cannot obtain a quotation for the security or if SFIMC believes the quotation does not represent the security’s fair value, then SFIMC will determine the security’s value in SFIMC’s reasonable judgment.

In determining a value based on reasonable judgment, SFIMC may use different methodologies, including multiple of earnings, multiple of book value, discount from market of a similar freely traded security or, for debt securities, yield to maturity. Other factors SFIMC may consider in determining value for a security include, but are not limited to, fundamental analytical data relating to the security, the nature and duration of any restrictions on disposition of the security, the last traded price of the security, significant global or regional events such as political unrest, natural disasters, and war, and significant movements in major market indices, ETFs, index futures or other financial instruments in the U.S. or other markets. All securities valued based on SFIMC’s reasonable judgment are subsequently reported to the Board on a quarterly basis.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

SFIMC reviews the pricing methodologies of the Funds’ approved pricing vendors, including reviewing a vendor’s key inputs and assumptions in valuing securities. SFIMC also engages in transaction back-testing with respect to portfolio securities sold by the Funds to compare unrealized gains and losses to realized gains and losses.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value each Fund’s assets and liabilities as of March 31, 2014:

	Investments in Securities				Derivative Instruments

Fund	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Large Cap Equity Fund					$—	$—	$—	$—
Common Stocks (a)	$55,947,616	$—	$—	$55,947,616
Short-term Investments	717,576	—	—	717,576
Small/Mid Cap Equity Fund					—	—	—	—
Common Stocks (a)	61,626,295	—	—	61,626,295
Short-term Investments	1,274,313	—	—	1,274,313
International Equity Fund					—	202	—	202
Common Stocks (a)	44,400,637	—	—	44,400,637
Preferred Stocks (a)	593,159	—	—	593,159
Short-term Investments	2,105,005	—	—	2,105,005
Large Cap Index Fund					7,872	—	—	7,872
Common Stocks (a)	597,205,857	—	—	597,205,857
Short-term Investments	2,668,778	—	—	2,668,778
Small Cap Index Fund					(64,998)	—	—	(64,998)
Common Stocks (a)	298,921,031	56,449	9,458	298,986,938
Registered Investment Companies (a)	3,421,744	—	—	3,421,744
Short-term Investments	4,955,189	—	—	4,955,189
International Index Fund					33,850	(141)	—	33,709
Common Stocks (a)	309,909,837	461,173	0	310,371,010
Preferred Stocks (a)	1,902,587	—	—	1,902,587
Short-term Investments	208,748	—	—	208,748
Balanced Fund					—	—	—	—
Registered Investment Companies	90,634,420	—	—	90,634,420
Bond Fund					—	—	—	—
Corporate Bonds (a)	—	118,804,638	—	118,804,638
U.S. Treasury Obligations	—	46,537,389	—	46,537,389
Short-term Investments	2,471,869	—	—	2,471,869
Money Market Fund					—	—	—	—
Short-term Investments	46,153	35,767,026	—	35,813,179

(a) Industry classification and/or country is disclosed in the Schedules of Investments.

On December 31, 2013, Durata Therapeutics Inc. in the Small Cap Index Fund was valued at last traded price. On March 31, 2014, Durata Therapeutics Inc. halted trading and was therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, $31,816 of Durata Therapeutics Inc. common stock was transferred from Level 1 to Level 2 in the Small Cap Index Fund.

On December 31, 2013, Oversea-Chinese Banking Corporation Ltd. in the International Index Fund was valued at last traded price. On March 31, 2014, Oversea-Chinese Banking Corporation Ltd. halted trading and was therefore valued using Level 2 inputs. Accordingly, using the end of the reporting period method for determining when transfers between levels are recognized, $461,173 of Oversea-Chinese Banking Corporation Ltd. common stock was transferred from Level 1 to Level 2 in the International Index Fund.

For the remaining Funds, there were no transfers of securities between Level 1 and Level 2 as of March 31, 2014 as compared to December 31, 2013.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Small Cap Index Fund Investments in Securities
Balance as of December 31, 2013	$4,665
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(2,333)
Purchases	—
Issuances	7,126
Sales	—
Transfers in (a)	—
Transfers out (a)	—

Balance as of March 31, 2014	$9,458

(a) Using the end of the reporting period method for determining when transfers between levels are recognized.

The International Index Fund did not hold any Level 3 securities valued at other than zero as of December 31, 2013 or for the period ended March 31, 2014. The remaining Funds did not hold any Level 3 securities as of December 31, 2013, or for the period ended March 31, 2014.

Derivative instruments, such as futures and foreign currency contracts, are valued at the unrealized appreciation (depreciation) of the instrument. For more information, see Note 4 Derivative Instruments.

4.	Derivative Instruments

The Large Cap Index, Small Cap Index, and International Index Funds, and, indirectly, the Balanced Fund, are subject to equity price risk in the normal course of pursuing their investment objectives. These Funds, other than the Balanced Fund, entered into stock index futures contracts to gain exposure to market fluctuations, as the use of these instruments was more efficient or cost effective than actually buying the underlying securities. These contracts obligated those Funds to make or take delivery of a derivative instrument or the cash value of a securities index at a specified future date at a specified price. Unrealized gains and losses on open futures contracts are reflected in other assets in the Schedules of Investments. Upon entering into a futures contract, these Funds bore the risk of futures contracts’ prices moving unexpectedly, in which case, the Funds might not have been able to achieve the anticipated benefits of the futures contract and might realize a loss. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearing house, as the ultimate counterparty to all exchange traded futures, guarantees the futures against default.

The International Equity and International Index Funds are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives. In an attempt to decrease exposure to this risk, both Funds engaged in transaction hedging with the objective to protect against variations in exchange rates. Transaction hedging involved the purchase and sale of forward foreign currency contracts between trade date and settlement date on security transactions. Unrealized gains and losses on forward foreign currency contracts are reflected in other assets in the Schedules of Investments. These Funds bore the market risk that arises from changes in foreign currency rates and the credit risk should a counterparty fail to perform under such contracts, and as a result, might realize a loss.

For unrealized gain (loss) of derivative instruments held by the Funds, see the Schedules of Investments.

STATE FARM VARIABLE PRODUCT TRUST

NOTES TO SCHEDULES OF INVESTMENTS (continued)

(Unaudited)

5.	Income Taxes

As of March 31, 2014, each Fund’s aggregate securities holdings’ unrealized gains and losses based on cost for federal income tax purposes were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Large Cap Equity Fund	$44,418,219	$12,656,600	$(409,627)	$12,246,973
Small/Mid Cap Equity Fund	53,920,035	10,173,507	(1,192,934)	8,980,573
International Equity Fund	39,722,920	8,142,995	(767,114)	7,375,881
Large Cap Index Fund	441,222,627	223,143,670	(64,491,662)	158,652,008
Small Cap Index Fund	223,670,496	111,659,754	(27,966,379)	83,693,375
International Index Fund	256,824,843	105,042,666	(49,385,164)	55,657,502
Balanced Fund	70,963,999	19,670,421	—	19,670,421
Bond Fund	160,416,819	8,877,031	(1,479,954)	7,397,077
Money Market Fund	35,813,179	—	—	—

The differences, if any, between the cost of investments for federal income tax purposes and the cost of investments reflected on the Schedules of Investments are primarily related to the timing of recognition of gains and losses and investment income.

(1)

The S&P 500 Index is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by State Farm Life Insurance Company, State Farm Life and Accident Assurance Company and State Farm Variable Product Trust (together the “Licensees”). Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Licensees. The Licensees’ products are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the S&P 500 Index.

(2)

Russell Investment Group (“Russell”) is the source and owner of the trademarks, service marks and copyrights related to the Russell 2000® Index. Russell® is a trademark of Russell. The Small Cap Equity Index Fund is not sponsored, endorsed, sold or promoted by, nor in any way affiliated with the Russell. Russell is not responsible for and has not reviewed the Small Cap Equity Index Fund nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

(3)

The EAFE® Free Index is a trademark, service mark and the exclusive property of Morgan Stanley Capital International, Inc. (“MSCI”) and its affiliates and has been licensed for use by the State Farm Variable Product Trust (the “Trust”). The International Equity Index Fund (the “Fund”), based on the EAFE® Free Index, has not been passed on by MSCI as to its legality or suitability, and is not issued, sponsored, endorsed, sold or promoted by MSCI. MSCI makes no warranties and bears no liability with respect to the Fund. MSCI has no responsibility for and does not participate in the management of the Fund assets or sale of the Fund shares. The Trust’s Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the Trust and the Fund.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report (the “Evaluation Date”), and based on their evaluation as of the Evaluation Date of these controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) (as applicable), concluded that the registrant’s disclosure controls and procedures are effective.

(b) No change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Farm Variable Product Trust

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date     May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael L. Tipsord
Michael L. Tipsord
President

Date     May 29, 2014

By	/s/ Paul J. Smith
Paul J. Smith
Senior Vice President and Treasurer

Date     May 29, 2014